UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

922 Walnut Fourth Floor Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.,

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end 10/31/04

Date of reporting period: 4/30/04

ITEM 1.	REPORTS TO SHAREHOLDERS

The following is a copy of the Semi-Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

The Commerce Funds

Semi-Annual Report

April 30, 2004

commerce funds

For Your Life’s Direction

At The Commerce Funds, we’re committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.

We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 11 portfolios—each targeting a specific investment goal—we make it easy for you to invest with confidence not just today, but throughout all the stages of your life.

Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child’s education, or saving for a special need, you can find investment options at The Commerce Funds.

Risk/Reward

The Commerce Funds

International Equity

MidCap Growth

Growth

Value

Core Equity

Asset Allocation

Kansas Tax-Free

Intermediate Bond

Missouri Tax-Free

Intermediate Bond

National Tax-Free

Intermediate Bond

Bond

Short-Term Government

Risk Potential Return

In general, greater returns are associated with greater risks.

COMMERCE FUNDS

Table of Contents

Performance Reviews and Statements of Investments

Core Equity	2

Growth	4

Value	6

MidCap Growth	8

International Equity	10

Asset Allocation	14

Bond	15

Short-Term Government	20

National Tax-Free Intermediate Bond	23

Missouri Tax-Free Intermediate Bond	30

Kansas Tax-Free Intermediate Bond	36

Statements of Assets and Liabilities	40

Statements of Operations	42

Statements of Changes in Net Assets	44

Notes to Financial Statements	48

Financial Highlights	60

Please note:

The information in this semi-annual report is as of April 30, 2004 and is unaudited. To view more recent information about each Commerce Fund’s performance and portfolio or to get a prospectus, please visit our website at www.commercefunds.com.

You may also receive Commerce Funds information by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Commerce Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

COMMERCE CORE EQUITY FUND

Core Equity Fund

Performance Review(a) (Unaudited)

For the six months ended April 30, 2004, the Institutional Shares of the Fund had a total return of 6.65%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 6.55% for the same period based on NAV. This compares to the Lipper Large Cap Core Funds Index(b) six-month return of 5.09% and the S&P 500 Index(c) six-month return of 6.27%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks – 97.8%
Commercial Services – 1.0%
32,525	Omnicom Group, Inc.	$ 2,586,063

Communications – 1.6%
108,935	Verizon Communications, Inc.	4,111,207

Consumer Durables – 5.1%
66,960	Fortune Brands, Inc.	5,105,700
83,395	Harley-Davidson, Inc.	4,696,806
135,940	Leggett & Platt, Inc.	3,072,244

		12,874,750

Consumer Non-Durables – 4.2%
38,090	Anheuser-Busch Companies, Inc.	1,951,732
70,275	Jones Apparel Group, Inc.	2,572,065
57,335	The Procter & Gamble Co.	6,063,176

		10,586,973

Consumer Services – 6.7%
65,385	eBay, Inc.*	5,219,031
112,095	Fox Entertainment Group, Inc.*	3,121,846
82,465	International Game Technology	3,112,229
163,875	McDonald’s Corp.	4,462,316
31,710	Viacom, Inc. Class B*	1,225,591

		17,141,013

Distribution Services – 3.0%
26,435	Cardinal Health, Inc.	1,936,364
150,215	SYSCO Corp.	5,745,723

		7,682,087

Electronic Technology – 9.9%
240,590	Cisco Systems, Inc.*	5,021,113
123,120	Dell, Inc.*	4,273,495
153,105	Intel Corp.	3,939,392
83,660	National Semiconductor Corp.*	3,412,491
41,580	QUALCOMM, Inc.	2,597,087
76,910	Tektronix, Inc.	2,276,536

Shares	Description	Value
Common Stocks – (continued)
Electronic Technology – (continued)
94,350	Texas Instruments, Inc.	$ 2,368,185
52,300	UTStarcom, Inc.*	1,378,105

		25,266,404

Energy Minerals – 5.7%
58,680	ConocoPhillips	4,183,884
44,355	EOG Resources, Inc.	2,184,484
190,960	Exxon Mobil Corp.	8,125,348

		14,493,716

Finance – 20.7%
86,180	AFLAC, Inc.	3,639,381
42,000	Bank of America Corp.	3,380,580
67,325	Charter One Financial, Inc.	2,246,635
169,295	Citigroup, Inc.	8,141,397
67,880	Freddie Mac	3,964,192
68,685	J. P. Morgan Chase & Co.	2,582,556
33,610	Legg Mason, Inc.	3,094,137
49,995	Lehman Brothers Holdings, Inc.	3,669,633
53,510	Lincoln National Corp.	2,401,529
67,330	Merrill Lynch & Co., Inc.	3,651,306
199,180	Principal Financial Group, Inc.	7,031,054
81,620	Wachovia Corp.	3,734,115
61,455	Washington Mutual, Inc.	2,420,712
51,640	Wells Fargo & Co.	2,915,594

		52,872,821

Health Services – 2.5%
58,940	Aetna, Inc.	4,877,285
40,920	Lincare Holdings, Inc.*	1,421,152

		6,298,437

Health Technology – 9.8%
66,755	Amgen, Inc.*	3,756,304
86,150	Boston Scientific Corp.*	3,548,519

(a)	Fund returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(b)	The Lipper Large Cap Core Funds Index is an unmanaged index consisting of funds that, by portfolio practice, invest at least 75% of their equity assets in companies that have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. The Index figures do not reflect any fees, expenses or taxes.
(c)	The S&P 500 Index is an unmanaged index that emphasizes large capitalization companies. The Index figures do not reflect any fees, expenses or taxes.

2	The accompanying notes are an integral part of these financial statements.

COMMERCE CORE EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)
Health Technology – (continued)
16,715	Genentech, Inc.*	$2,052,602
66,605	Johnson & Johnson	3,598,668
55,780	Medtronic, Inc.	2,814,659
133,240	Pfizer, Inc.	4,764,662
18,165	Stryker Corp.	1,797,063
34,460	Zimmer Holdings, Inc.*	2,751,631

		25,084,108

Producer Manufacturing – 9.8%
65,640	3M Co.	5,676,547
43,390	Caterpillar, Inc.	3,372,705
67,600	Danaher Corp.	6,254,352
193,435	General Electric Co.	5,793,378
59,300	Ingersoll-Rand Co.	3,827,815

		24,924,797

Retail Trade – 6.1%
28,000	AutoZone, Inc.*	2,451,960
68,825	Best Buy Co., Inc.	3,733,756
161,715	Office Depot, Inc.*	2,831,630
38,685	The Gap, Inc.	851,457
64,825	Wal-Mart Stores, Inc.	3,695,025
61,550	Williams-Sonoma, Inc.*	1,999,144

		15,562,972

Technology Services – 8.1%
50,215	International Business Machines Corp.	4,427,456
346,835	Microsoft Corp.	9,007,305
186,515	Oracle Corp.*	2,092,698
81,755	Symantec Corp.*	3,683,063
28,230	Yahoo!, Inc.*	1,424,486

		20,635,008

Transportation – 1.1%
39,015	FedEx Corp.	2,805,569

Utilities – 2.5%
37,430	Entergy Corp.	2,043,678
65,440	Exelon Corp.	4,380,554

		6,424,232

TOTAL COMMON STOCKS
(Cost $217,128,846)		$249,350,157

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement – 1.2%
State Street Bank & Trust Co.^
$2,962,000	0.75%	05/03/2004	$2,962,000
Maturity Value: $2,962,185

TOTAL REPURCHASE AGREEMENT
(Cost $2,962,000)			$2,962,000

TOTAL INVESTMENTS – 99.0%
(Cost $220,090,846)			252,312,157
Other assets in excess of liabilities – 1.0%			2,490,785

Net Assets – 100.0%			$254,802,942

*	Non-income producing security.
^	Repurchase agreement was entered into on April 30, 2004. At April 30, 2004, this agreement was fully collateralized by U.S. Treasury Notes.

The accompanying notes are an integral part of these financial statements.	3

COMMERCE GROWTH FUND

Growth Fund

Performance Review(a) (Unaudited)

For the six months ended April 30, 2004, the Institutional Shares of the Fund had a total return of 2.59%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 2.48% for the same period based on NAV. This compares to the Lipper Large-Cap Growth Funds Index(b) six-month return of 2.70% and the Russell 1000 Growth Index(c) six-month return of 4.14%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks – 99.8%
Communications – 1.3%
105,600	Nextel Communications, Inc.*	$ 2,519,616

Consumer Durables – 1.0%
39,000	Electronic Arts, Inc.*	1,974,180

Consumer Non-Durables – 6.8%
40,400	Anheuser-Busch Companies, Inc.	2,070,096
29,000	Colgate-Palmolive Co.	1,678,520
63,100	PepsiCo, Inc.	3,438,319
58,900	The Procter & Gamble Co.	6,228,675

		13,415,610

Consumer Services – 3.9%
32,600	eBay, Inc.*	2,602,132
51,100	Harrah’s Entertainment, Inc.	2,717,498
60,900	International Game Technology	2,298,366

		7,617,996

Distribution Services – 1.6%
26,700	CDW Corp.	1,668,483
39,500	SYSCO Corp.	1,510,875

		3,179,358

Electronic Technology – 20.2%
86,600	Advanced Fibre Communications, Inc.*	1,446,220
406,700	Cisco Systems, Inc.*	8,487,829
153,700	Dell, Inc.*	5,334,927
76,500	Fairchild Semiconductor International, Inc.*	1,489,455
262,300	Intel Corp.	6,748,979
74,600	Jabil Circuit, Inc.*	1,968,694
60,200	L-3 Communications Holdings, Inc.	3,716,748
75,500	Lam Research Corp.*	1,671,570
26,700	Lexmark International, Inc.*	2,415,282
74,300	Microchip Technology, Inc.	2,081,886
143,900	Texas Instruments, Inc.	3,611,890

Shares	Description	Value
Common Stocks – (continued)
Electronic Technology – (continued)
35,000	UTStarcom, Inc.*	$ 922,250

		39,895,730

Energy Minerals – 1.7%
69,300	EOG Resources, Inc.	3,413,025

Finance – 10.6%
77,500	American Express Co.	3,793,625
43,200	American International Group, Inc.	3,095,280
43,600	Citigroup, Inc.	2,096,724
66,800	Morgan Stanley & Co., Inc.	3,432,852
36,200	The Progressive Corp.	3,168,224
95,100	Wells Fargo & Co.	5,369,346

		20,956,051

Health Services – 4.6%
20,800	Quest Diagnostics, Inc.	1,754,480
80,300	UnitedHealth Group, Inc.	4,936,844
22,100	WellPoint Health Networks, Inc.*	2,468,349

		9,159,673

Health Technology – 12.6%
24,300	Allergan, Inc.	2,139,615
49,400	Becton, Dickinson & Co.	2,497,170
46,700	Forest Laboratories, Inc.*	3,011,216
41,500	Medtronic, Inc.	2,094,090
309,300	Pfizer, Inc.	11,060,568
41,900	Stryker Corp.	4,145,167

		24,947,826

Industrial Services – 1.0%
46,000	BJ Services Co.*	2,047,000

Miscellaneous – 4.5%
59,500	Biotech HOLDRs Trust*	8,920,835

(a)	Fund returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(b)	The Lipper Large-Cap Growth Funds Index is an unmanaged index consisting of funds that, by portfolio practice, invest at least 75% of their equity assets in companies that have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. The Index figures do not reflect any fees, expenses or taxes.
(c)	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any fees, expenses or taxes.

4	The accompanying notes are an integral part of these financial statements.

COMMERCE GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)
Non-Energy Minerals – 2.6%
69,700	Freeport-McMoRan Copper & Gold, Inc. Class B	$ 2,125,850
79,000	Newmont Mining Corp.	2,954,600

		5,080,450

Producer Manufacturing – 8.9%
66,800	3M Co.	5,776,864
33,200	Danaher Corp.	3,071,664
294,400	General Electric Co.	8,817,280

		17,665,808

Retail Trade – 9.4%
73,900	Bed Bath & Beyond, Inc.*	2,743,168
38,600	Lowe’s Companies, Inc.	2,009,516
147,800	The Gap, Inc.	3,253,078
87,800	The Home Depot, Inc.	3,089,682
100,900	The TJX Cos., Inc.	2,479,113
89,500	Wal-Mart Stores, Inc.	5,101,500

		18,676,057

Technology Services – 9.1%
43,000	Affiliated Computer Services, Inc.*	2,085,500
44,600	International Business Machines Corp.	3,932,382
21,700	Mercury Interactive Corp.*	923,335
347,800	Microsoft Corp.	9,032,366
42,800	Symantec Corp.*	1,928,140

		17,901,723

TOTAL COMMON STOCKS
(Cost $169,727,712)		$197,370,938

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement – 0.7%
State Street Bank & Trust Co.^
$1,483,000	0.75%	05/03/2004	$ 1,483,000
Maturity Value: $1,483,093

TOTAL REPURCHASE AGREEMENT
(Cost $1,483,000)			$ 1,483,000

TOTAL INVESTMENTS – 100.5%
(Cost $171,210,712)			198,853,938
Liabilities in excess of other assets – (0.5)%			(1,074,491)

Net Assets – 100.0%			$197,779,447

*	Non-income producing security.
^	Repurchase agreement was entered into on April 30, 2004. At April 30, 2004, this agreement was fully collateralized by U.S. Treasury Notes.

Investment Abbreviations:
HOLDRs	—Holding Company Depositary Receipts.

The accompanying notes are an integral part of these financial statements.	5

COMMERCE VALUE FUND

Value Fund

Performance Review(a) (Unaudited)

For the six months ended April 30, 2004, the Institutional Shares of the Fund had a total return of 4.10%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 3.97% for the same period based on NAV. This compares to the Lipper Large Cap Value Funds Index(b) six-month return of 8.00% and the Russell 1000 Value Index(c) six-month return of 8.15%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks – 97.8%
Commercial Services – 0.2%
18,600	The Interpublic Group of Cos., Inc.*	$ 291,834

Communications – 1.7%
52,800	Verizon Communications, Inc.	1,992,672

Consumer Durables – 2.5%
47,600	Ethan Allen Interiors, Inc.	1,978,732
38,800	Furniture Brands International, Inc.	1,091,832

		3,070,564

Consumer Non-Durables – 4.5%
17,400	Anheuser-Busch Companies, Inc.	891,576
15,500	Colgate-Palmolive Co.	897,140
11,100	Kellogg Co.	476,190
14,900	Kimberly-Clark Corp.	975,205
18,000	Reebok International Ltd.	654,840
14,500	The Procter & Gamble Co.	1,533,375

		5,428,326

Consumer Services – 13.8%
134,100	Cendant Corp.	3,175,488
6,400	Clear Channel Communications, Inc.	265,536
18,700	Cox Communications, Inc.*	611,303
36,700	Fox Entertainment Group, Inc.*	1,022,095
17,100	Gannett Co., Inc.	1,482,228
26,700	Mandalay Resort Group	1,533,915
47,700	Marriott International, Inc.	2,249,532
11,300	Starwood Hotels & Resorts Worldwide, Inc.	449,627
30,306	The DIRECTV Group, Inc.*	542,478
31,800	The Walt Disney Co.	732,354
96,300	Time Warner, Inc.*	1,619,766
24,200	Tribune Co.	1,158,696
46,100	Viacom, Inc. Class B	1,781,765

		16,624,783

Shares	Description	Value
Common Stocks – (continued)
Electronic Technology – 5.5%
41,300	Avaya, Inc.*	$ 564,984
3,300	General Dynamics Corp.	308,946
15,500	Harris Corp.	698,275
81,500	Hewlett-Packard Co.	1,605,550
15,500	National Semiconductor Corp.*	632,245
46,100	Polycom, Inc.*	879,588
20,800	Rockwell Automation, Inc.	679,952
90,700	Xerox Corp.*	1,218,101

		6,587,641

Energy Minerals – 9.4%
28,700	ChevronTexaco Corp.	2,626,050
13,200	ConocoPhillips	941,160
21,400	Devon Energy Corp.	1,309,680
144,300	Exxon Mobil Corp.	6,139,965
9,000	Marathon Oil Corp.	302,040

		11,318,895

Finance – 31.1%
32,900	American International Group, Inc.	2,357,285
48,487	Bank of America Corp.	3,902,718
12,100	Charter One Financial, Inc.	403,777
120,966	Citigroup, Inc.	5,817,255
12,900	First Horizon National Corp.	567,084
32,800	Franklin Resources, Inc.	1,798,424
69,300	J. P. Morgan Chase & Co.	2,605,680
5,700	Jefferson-Pilot Corp.	282,663
7,700	Lehman Brothers Holdings, Inc.	565,180
52,300	Lincoln National Corp.	2,347,224
33,500	MBNA Corp.	816,730
46,400	Merrill Lynch & Co., Inc.	2,516,272
49,000	MetLife, Inc.	1,690,500
60,100	Morgan Stanley & Co., Inc.	3,088,539
36,700	Principal Financial Group, Inc.	1,295,510
16,800	The Allstate Corp.	771,120

(a)	Fund returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(b)	The Lipper Large Cap Value Funds Index is an unmanaged index consisting of funds that, by portfolio practice, invest at least 75% of their equity assets in companies that have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. The Index figures do not reflect any fees, expenses or taxes.
(c)	The Russell 1000 Value Index measures the performance of those 1,000 Russell companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any fees, expenses or taxes.

6	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
20,700	The Bank of New York Co., Inc.	$ 603,198
9,200	The Progressive Corp.	805,184
16,500	Trustmark Corp.	439,230
63,045	U.S. Bancorp	1,616,474
19,200	Wachovia Corp.	878,400
40,700	Wells Fargo & Co.	2,297,922

		37,466,369

Health Services – 2.3%
13,100	Aetna, Inc.	1,084,025
6,800	Anthem, Inc.*	602,344
15,000	Pediatrix Medical Group, Inc.*	1,072,500

		2,758,869

Health Technology – 1.5%
24,800	Becton, Dickinson & Co.	1,253,640
20,600	Bristol-Myers Squibb Co.	517,060

		1,770,700

Industrial Services – 0.2%
10,100	Waste Management, Inc.	286,840

Process Industries – 3.8%
12,000	Air Products & Chemicals, Inc.	597,720
26,900	Donaldson Co., Inc.	737,867
14,600	International Paper Co.	588,672
24,300	Rohm and Haas Co.	942,354
33,400	Smurfit-Stone Container Corp.*	574,146
30,000	The Dow Chemical Co.	1,190,700

		4,631,459

Producer Manufacturing – 8.1%
38,800	3M Co.	3,355,424
15,500	Caterpillar, Inc.	1,204,815
26,600	Deere & Co.	1,809,864
26,600	Dover Corp.	1,064,798
12,600	Energizer Holdings, Inc.*	545,580
17,400	Masco Corp.	487,374
22,950	PACCAR, Inc.	1,295,757

		9,763,612

Retail Trade – 3.6%
32,000	CVS Corp.	1,236,160
12,600	InterActiveCorp*	401,562
32,100	Limited Brands	662,544
11,200	The Neiman Marcus Group, Inc.	544,768
19,900	The Talbots, Inc.	695,505
15,100	Zale Corp.*	844,392

		4,384,931

Technology Services – 3.8%
14,700	Automatic Data Processing, Inc.	644,007
20,100	Computer Sciences Corp.*	822,291
19,200	International Business Machines Corp.	1,692,864
40,700	Network Associates, Inc.*	638,176
55,800	Unisys Corp.*	727,074

		4,524,412

Shares	Description	Value
Common Stocks – (continued)
Transportation – 0.5%
42,700	Southwest Airlines Co.	$ 609,756

Utilities – 5.3%
24,800	Dominion Resources, Inc.	1,582,488
32,000	Entergy Corp.	1,747,200
4,700	Exelon Corp.	314,618
4,900	Kinder Morgan, Inc.	295,029
21,800	Progress Energy, Inc.	932,386
24,300	Public Service Enterprise Group, Inc.	1,042,470
18,400	The Southern Co.	529,184

		6,443,375

TOTAL COMMON STOCKS
(Cost $106,658,411)		$117,955,038

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement – 0.1%
State Street Bank & Trust Co.^
$143,000	0.75%	05/03/2004	$ 143,000
Maturity Value: $143,009

TOTAL REPURCHASE AGREEMENT
(Cost $143,000)			$ 143,000

TOTAL INVESTMENTS – 97.9%
(Cost $106,801,411)			118,098,038
Other assets in excess of liabilities – 2.1%			2,508,274

Net Assets – 100.0%			$120,606,312

*	Non-income producing security.
^	Repurchase agreement was entered into on April 30, 2004. At April 30, 2004, this agreement was fully collateralized by U.S. Treasury Notes.

The accompanying notes are an integral part of these financial statements.	7

COMMERCE MIDCAP GROWTH FUND

MidCap Growth Fund

Performance Review(a) (Unaudited)

For the six months ended April 30, 2004, the Institutional Shares of the Fund had a total return of 6.31%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 6.19% for the same period based on NAV. This compares to the Lipper MidCap Growth Funds Index(b) six-month return of 3.55% and the Russell Midcap Growth Index(c) six-month return of 5.74%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks – 99.7%
Commercial Services – 4.2%
40,820	Equifax, Inc.	$ 1,000,498
38,155	Harte-Hanks, Inc.	914,194
12,234	Moody’s Corp.	789,215
50,822	The Interpublic Group of Cos., Inc.*	797,397

		3,501,304

Communications – 2.1%
30,594	Nextel Communications, Inc.*	729,973
15,375	Telephone & Data Systems, Inc.	1,014,135

		1,744,108

Consumer Durables – 2.0%
31,726	Electronic Arts, Inc.*	1,605,970

Consumer Non-Durables – 2.5%
78,565	Del Monte Foods Co.*	868,929
5,705	Hershey Foods Corp.	507,117
11,358	The Timberland Co.*	712,374

		2,088,420

Consumer Services – 7.9%
24,434	Brinker International, Inc.*	939,732
21,463	Dow Jones & Co., Inc.	989,230
29,671	Harrah’s Entertainment, Inc.	1,577,904
29,170	International Game Technology	1,100,876
9,933	International Speedway Corp.	418,477
8,488	The E.W. Scripps Co.	895,908
14,005	The New York Times Co.	641,569

		6,563,696

Distribution Services – 2.3%
16,740	CDW Corp.	1,046,083
25,279	Performance Food Group Co.*	888,051

		1,934,134

Electronic Technology – 17.0%
38,784	Advanced Fibre Communications, Inc.*	647,693

Shares	Description	Value
Common Stocks – (continued)
Electronic Technology – (continued)
14,050	Alliant Techsystems, Inc.*	$ 833,025
40,405	Cadence Design Systems, Inc.*	517,992
12,940	Harris Corp.	582,947
17,432	KLA-Tencor Corp.*	726,392
17,791	L-3 Communications Holdings, Inc.	1,098,416
16,618	Lexmark International, Inc.*	1,503,264
23,100	Microchip Technology, Inc.	647,262
30,842	National Semiconductor Corp.*	1,258,045
41,830	Polycom, Inc.*	798,116
33,040	Rockwell Collins, Inc.	1,065,540
33,010	Synopsys, Inc.*	882,357
52,542	Teradyne, Inc.*	1,070,806
22,877	Thermo Electron Corp.*	668,008
22,658	Waters Corp.*	977,693
96,225	Western Digital Corp.*	777,498

		14,055,054

Energy Minerals – 4.4%
33,550	CONSOL Energy, Inc.	960,537
23,210	EOG Resources, Inc.	1,143,092
17,472	Newfield Exploration Co.*	920,425
19,118	Pioneer Natural Resources Co.	625,350

		3,649,404

Finance – 6.5%
33,378	Federated Investors, Inc., Class B	981,313
17,355	Fidelity National Financial, Inc.	635,193
18,890	First Horizon National Corp.	830,404
13,778	IndyMac Bancorp, Inc.	443,101
11,033	Legg Mason, Inc.	1,015,698
17,685	SouthTrust Corp.	549,650
42,465	Waddell & Reed Financial, Inc.	943,997

		5,399,356

Health Services – 7.2%
12,752	Anthem, Inc.*	1,129,572
35,192	Caremark Rx, Inc.*	1,191,249

(a)	Fund returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(b)	The Lipper MidCap Growth Funds Index is an unmanaged index consisting of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalization (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. The Index figures do not reflect any fees, expenses or taxes.
(c)	The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any fees, expenses or taxes.

8	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)
Health Services – (continued)
12,524	Express Scripts, Inc.*	$ 968,606
25,445	IMS Health, Inc.	642,486
14,281	Quest Diagnostics, Inc.	1,204,603
17,886	Stericycle, Inc.*	855,309

		5,991,825

Health Technology – 8.9%
26,635	Biomet, Inc.	1,052,083
17,158	Hillenbrand Industries, Inc.	1,158,165
6,658	Invitrogen Corp.*	480,907
40,737	King Pharmaceuticals, Inc.*	702,713
13,972	Pharmaceutical Resources, Inc.*	563,072
7,336	St. Jude Medical, Inc.*	559,443
10,062	Varian Medical Systems, Inc.*	863,722
25,080	Zimmer Holdings, Inc.*	2,002,638

		7,382,743

Industrial Services – 2.9%
14,635	BJ Services Co.*	651,258
18,173	Jacobs Engineering Group, Inc.*	757,996
17,694	Smith International, Inc.*	968,746

		2,378,000

Process Industries – 3.8%
29,952	Ecolab, Inc.	892,570
16,940	Praxair, Inc.	619,157
18,738	Sigma-Aldrich Corp.	1,061,320
12,145	The Valspar Corp.	602,999

		3,176,046

Producer Manufacturing – 7.0%
17,898	Avery Dennison Corp.	1,149,588
14,462	Dover Corp.	578,914
23,270	Energizer Holdings, Inc.*	1,007,591
15,544	ITT Industries, Inc.	1,232,484
11,735	Molex, Inc.	349,468
32,949	Pitney Bowes, Inc.	1,441,519

		5,759,564

Shares	Description	Value
Common Stocks – (continued)
Retail Trade – 7.7%
16,840	Chico’s FAS, Inc.*	$ 685,893
55,708	Dollar General Corp.	1,045,082
40,864	Ross Stores, Inc.	1,246,352
48,428	Staples, Inc.	1,247,505
71,687	The TJX Cos., Inc.	1,761,350
12,695	Williams-Sonoma, Inc.*	413,716

		6,399,898

Technology Services – 11.8%
31,775	Adobe Systems, Inc.	1,313,578
16,975	Affiliated Computer Services, Inc.*	823,288
35,240	BEA Systems, Inc.*	402,088
37,230	Ceridian Corp.*	795,977
41,539	Citrix Systems, Inc.*	791,318
39,005	Fiserv, Inc.*	1,426,023
32,960	Intuit, Inc.*	1,399,811
57,567	SunGard Data Systems, Inc.*	1,500,772
29,097	Symantec Corp.*	1,310,820

		9,763,675

Utilities – 1.5%
19,946	Kinder Morgan, Inc.	1,200,949

TOTAL COMMON STOCKS
(Cost $74,177,712)		$82,594,146

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement – 0.3%
State Street Bank & Trust Co.^
$243,000	0.75%	05/03/2004	$ 243,000
Maturity Value: $243,015

TOTAL REPURCHASE AGREEMENT
(Cost $243,000)			$ 243,000

TOTAL INVESTMENTS – 100.0%
(Cost $74,420,712)			82,837,146
Liabilities in excess of other assets – 0.0%			(5,005)

Net Assets – 100.0%			$82,832,141

*	Non-income producing security.
^	Repurchase agreement was entered into on April 30, 2004. At April 30, 2004, this agreement was fully collateralized by U.S. Treasury Notes.

The accompanying notes are an integral part of these financial statements.	9

COMMERCE INTERNATIONAL EQUITY FUND

International Equity Fund

Performance Review(a) (Unaudited)

For the six months ended April 30, 2004, the Institutional Shares of the Fund had a total return of 11.86%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 11.71% for the same period based on NAV. This compares to the Lipper International Equity Funds Index(b) six-month return of 11.00% and the Morgan Stanley Capital International Europe, Australasia and Far East Index(c) (“MSCI EAFE”) six-month return of 12.58%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks – 98.8%
Australian Dollar – 2.4%
42,577	National Australia Bank Ltd. (Commercial Banks)	$ 905,109
111,216	The News Corp. Ltd. (Media)	1,024,481
77,917	Westpac Banking Corp. (Commercial Banks)	981,909
69,720	James Hardie Industries NV (Construction Materials)	336,960

		3,248,459

British Pound Sterling – 23.3%
309,080	Barclays PLC (Commercial Banks)	2,788,462
82,701	British American Tobacco PLC (Tobacco)	1,254,526
183,143	BT Group PLC (Diversified Telecommunication Services)	580,004
142,415	Cadbury Schweppes PLC (Food Products)	1,133,238
215,586	Centrica PLC (Gas Utilities)	835,747
181,586	Compass Group PLC (Hotels Restaurant & Leisure)	1,143,704
121,897	Diageo PLC (Beverages)	1,636,081
26,953	Enterprise Inns PLC (Hotels Restaurant & Leisure)	291,702
95,638	GlaxoSmithKline PLC (Pharmaceuticals)	1,980,178
20,155	GUS PLC (Internet & Catalog Retail)	279,278
207,697	HSBC Holdings PLC (Commercial Banks)	2,977,449
179,993	Kingfisher PLC (Specialty Retail)	904,541
74,021	Lloyds TSB Group PLC (Commercial Banks)	553,548
69,423	Marks & Spencer Group PLC (Multiline Retail)	340,258
121,686	Prudential PLC (Insurance)	956,417
64,259	Reed Elsevier PLC (Media)	598,544

Shares	Description	Value
Common Stocks – (continued)
British Pound Sterling – (continued)
21,714	Royal Bank of Scotland Group PLC (Commercial Banks)	$ 652,228
127,853	Smith & Nephew PLC (HealthCare Equipment & Supplies)	1,298,641
37,579	Smiths Group PLC (Industrial Conglomerates)	465,709
476,852	Tesco PLC (Food & Staples Retailing)	2,104,503
44,531	Tomkins PLC (Industrial Conglomerates)	213,714
13,827	Travis Perkins PLC (Specialty Retail)	352,032
214,655	Unilever PLC (Food Products)	2,026,075
1,286,901	Vodafone Group PLC (Wireless Telecommunication Services)	3,128,013
18,409	Whitbread PLC (Hotels Restaurant & Leisure)	243,326
101,248	Wolseley PLC (Trading Company & Distribution)	1,484,678
78,518	WPP Group PLC (Media)	774,545

		30,997,141

Canadian Dollar – 0.4%
12,946	Royal Bank of Canada (Commercial Banks)	575,535

Euro – 33.2%
Finland – 1.0%
97,336	Nokia Oyj (Communications Equipment)	1,368,585

France – 9.8%
39,173	Aventis SA (Pharmaceuticals)	2,981,485
67,833	AXA (Insurance)	1,427,391
27,865	BNP Paribas SA (Commercial Banks)	1,671,964
45,933	France Telecom SA* (Diversified Telecommunication Services)	1,107,385

(a)	Fund returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(b)	The Lipper International Equity Funds Index is an unmanaged index consisting of funds that invest their assets in securities with primary trading markets outside of the United States. The Index figures do not reflect any fees, expenses or taxes.
(c)	The Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index is an unmanaged index of securities in 21 developed markets outside of North America, in Europe, Australia and the Far East. The Index figures do not reflect any fees, expenses or taxes.

10	The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
15,409	Lafarge SA (Construction Materials)	$ 1,282,595
24,661	Total SA (Oil & Gas)	4,557,291

		13,028,111

Germany – 6.0%
38,155	Bayer AG (Chemicals)	1,038,678
52,446	Bayerische Motoren Werke (BMW) AG (Automobiles)	2,259,347
18,204	Deutsche Bank AG (Capital Markets)	1,498,890
48,327	E.ON AG (Electric Utilities)	3,200,701

		7,997,616

Ireland – 1.0%
58,307	CRH PLC (Construction Materials)	1,237,413

Italy – 3.8%
145,281	ENI SPA (Oil & Gas)	2,950,970
660,172	Telecom Italia SPA* (Diversified Telecommunication Services)	2,115,004

		5,065,974

Netherlands – 8.4%
123,090	ABN AMRO Holding NV (Commercial Banks)	2,674,177
12,028	Heineken NV (Beverages)	507,068
144,071	ING Groep NV (Diversified Financial Services)	3,085,136
26,270	Koninklijke Ahold NV* (Food & Staples Retailing)	203,247
80,391	Koninklijke (Royal) Philips Electronics NV (Household Durables)	2,187,489
91,842	Reed Elsevier NV (Media)	1,289,137
33,257	TPG NV (Air Freight & Logistics)	716,547
18,955	VNU NV (Media)	529,852

		11,192,653

Spain – 3.2%
208,927	Banco Santander Central Hispano SA (Commercial Banks)	2,241,985
132,828	Telefonica SA* (Diversified Telecommunication Services)	1,974,202

		4,216,187

Total Euro		44,106,539

Hong Kong Dollar – 3.9%
115,000	Esprit Holdings Ltd. (Specialty Retail)	474,762
363,500	Johnson Electric Holdings Ltd. (Electrical Equipment)	321,570
143,000	Cheung Kong Holdings Ltd. (Real Estate)	1,100,042
72,523	Hang Seng Bank Ltd. (Commercial Banks)	920,520
328,000	Li & Fung Ltd. (Distributors)	510,943

Shares	Description	Value
Common Stocks – (continued)
Hong Kong Dollar – (continued)
124,000	Sun Hung Kai Properties Ltd. (Real Estate)	$ 1,065,169
117,500	Swire Pacific Ltd. Series ‘A’ (Real Estate)	768,299

		5,161,305

Japanese Yen – 17.6%
10,510	Acom Co. Ltd. (Consumer Finance)	748,504
94,000	Canon, Inc. (Office Electronics)	4,931,455
16,100	Fanuc Ltd. (Machinery)	986,146
54,700	Honda Motor Co. Ltd. (Automobiles)	2,195,633
18,500	Hoya Corp. (Electronic Equipment & Instruments)	2,001,450
52	Millea Holdings, Inc. (Insurance)	739,727
132	Mitsubishi Tokyo Financial Group, Inc. (Commercial Banks)	1,174,503
68,000	Mitsui Sumitomo Insurance Co. Ltd. (Insurance)	640,167
575	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	3,021,791
490	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	972,319
38,000	Ricoh Co. Ltd. (Office Electronics)	757,486
7,900	Rohm Co. Ltd. (Semiconductor & Semiconductor Equipment)	985,666
34,900	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,410,356
31,000	Shionogi & Co. Ltd. (Pharmaceuticals)	487,899
174	Sumitomo Mitsui Financial Group (Commercial Banks)	1,314,873
23,900	Takeda Chemical Industries Ltd. (Pharmaceuticals)	963,666

		23,331,641

Korean Won – 4.8%
14,010	Hyundai Motor Co. (Automobiles)	534,323
42,420	Korea Electric Power Corp. (Electric Utilities)	694,135
20,330	KT Corp. (Diversified Telecommunication Services)	708,652
8,089	POSCO (Metals & Mining)	989,280
7,265	Samsung Electronics Co. Ltd. (Semiconductor & Semiconductor Equipment)	3,448,762

		6,375,152

Singapore Dollar – 0.6%
106,000	United Overseas Bank Ltd. (Commercial Banks)	853,507

Swiss Franc – 12.4%
18,805	Nestle AG (Food Products)	4,751,408
64,543	Novartis AG (Pharmaceuticals)	2,873,771
26,126	Roche Holding AG (Pharmaceuticals)	2,737,076

The accompanying notes are an integral part of these financial statements.	11

COMMERCE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

April 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Swiss Franc – (continued)
33,133	Swiss Re (Insurance)	$ 2,177,133
56,591	UBS AG (Capital Markets)	4,017,148

		16,556,536

United States Dollar – 0.2%
27,969	Taiwan Semiconductor Manufacturing Co. Ltd. ADR* (Semiconductor & Semiconductor Equipment)	266,545

TOTAL COMMON STOCKS
(Cost $110,895,890)		$131,472,360

Principal Amount	Interest Rate	Maturity Date	Value
Convertible Bonds – 0.1%
Euro
France
AXA SA (Insurance) @
$5,490	0.00%	12/21/2004	$ 109,935

TOTAL CONVERTIBLE BONDS
(Cost $81,183)			$ 109,935

TOTAL INVESTMENTS – 98.9%
(Cost $110,977,073)			131,582,295
Other assets in excess of liabilities – 1.1%			1,467,475

Net Assets – 100.0%			$133,049,770

*	Non-income producing security.
@	Security issued with a zero coupon.

Investment Abbreviations:
ADR	—AmericanDepositary Receipt

12	The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND

As a % of Net Assets
Common Stock Industry Classifications†
Air Freight & Logistics	0.5%
Automobiles	3.8
Beverages	1.6
Capital Markets	4.2
Chemicals	1.8
Commercial Banks	15.3
Communications Equipment	1.0
Constructions Materials	2.2
Consumer Finance	0.6
Distributors	0.4
Diversified Financial Services	2.3
Diversified Telecommunication Services	7.2
Electric Utilities	2.9
Electrical Equipment	0.2
Electrical Equipment & Instruments	1.5
Food & Staples Retailing	1.7
Food Products	6.0
Gas Utilities	0.6
HealthCare Equipment & Supplies	1.0
Hotels Restaurant & Leisure	1.3
Household Durables	1.6
Industrial Conglomerates	0.5
Insurance	4.5
Internet & Catalog Retail	0.2
Machinery	0.7
Media	3.2
Metals & Mining	0.7
Multiline Retail	0.3
Office Electronics	4.3
Oil & Gas	5.7
Pharmaceuticals	8.9
Real Estate	2.2
Semiconductor & Semiconductor Equipment	3.5
Specialty Retail	1.3
Tobacco	0.9
Trading Company & Distribution	1.1
Wireless Telecommunication Services	3.1

TOTAL COMMON STOCK	98.8%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

The accompanying notes are an integral part of these financial statements.	13

COMMERCE ASSET ALLOCATION FUND

Asset Allocation Fund

Performance Review(a) (Unaudited)

For the six months ended April 30, 2004, the Institutional Shares of the Fund had a total return of 3.93%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 3.81% for the same period based on NAV. This compares to the Russell 1000 Index(b) six-month return of 6.11% and the Asset Allocation Composite Index(c) six-month return of 4.92%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2004 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) – 101.3%
Equity – 60.5%
183,740	Commerce Value Fund – 19.3%	$ 3,981,645
186,298	Commerce Growth Fund – 18.9%	3,917,851
134,935	Commerce International Equity Fund – 12.1%	2,509,787
53,055	PIMCO PEA Renaissance Fund – 6.1%	1,256,340
34,093	Commerce MidCap Growth Fund – 4.1%	855,746

		12,521,369

Fixed Income – 40.8%
456,726	Commerce Bond Fund – 40.8%	8,449,438

TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES) – 101.3%
(Cost $19,107,318)		20,970,807
Liabilities in excess of other assets – (1.3)%		(277,208)

Net Assets – 100.0%		$20,693,599

For information on the underlying Commerce mutual funds, please call our toll free Shareholder Services Line at 1-800-995-6365 or visit us on the web at www.commercefunds.com.

(a)	Fund returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(b)	The Russell 1000 Index is an unmanaged market-weighted index comprised of the 1000 largest U.S. companies. The Index figures do not reflect any fees, expenses or taxes.
(c)	The Asset Allocation Composite Index (“Composite Index”) is a hypothetical representation prepared by Commerce Investment Advisors, Inc. of the performance of the Fund’s asset classes weighted according to their respective weightings in the Fund’s target range. The Composite Index is comprised of the Russell 1000 Index (48%), the Lehman Brothers Aggregate Bond Index (40%) and Morgan Stanley Capital International Europe Australasia and Far East Index (“MSCI EAFE”) (12%). The Composite Index figures do not reflect any deduction for fees, taxes or expenses.

14	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Bond Fund

Performance Review(a) (Unaudited)

For the six months ended April 30, 2004, the Institutional Shares of the Fund had a total return of 1.13%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 1.06% for the same period based on NAV. This compares to the Lipper Intermediate Investment Grade Funds Index(b) six-month return of 1.33% and the Lehman Brothers Aggregate Bond Index(c) six-month return of 1.25%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2004 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 17.9%
Auto – 0.8%
Distribution Financial Services Trust Series 1999-3, Class A6
$ 5,000,000	6.88%	11/15/2016	$ 5,279,807

Commercial – 3.2%
Asset Securitization Corp. Series 1995-MD4, Class A1
2,573,335	7.10	08/13/2029	2,724,841
Asset Securitization Corp. Series 1997-D4, Class 4IE
4,100,000	7.53	04/14/2029	4,587,039
LB Commercial Conduit Mortgage Trust Series 1998-C4, Class A1B
6,600,000	6.21	10/15/2035	7,149,684
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4
5,500,000	6.46	03/15/2031	6,023,398

			20,484,962

Credit Card – 3.4%
Citibank Credit Card Master Trust I Series 1997-6, Class B@
5,000,000	0.00	08/15/2006	4,980,469
Citibank Credit Card Master Trust I Series 1999-2, Class B
3,570,000	6.15	03/10/2011	3,875,448
MBNA Master Credit Card Trust Series 1999-B, Class B
5,000,000	6.20	08/15/2011	5,436,810
Standard Credit Card Master Trust Series 1995-1, Class B
7,000,000	8.45	01/07/2007	7,322,910

			21,615,637

Home Equity – 5.3%
American Business Financial Services, Inc. Series 1996-1, Class A †
151,854	7.95	09/15/2026	151,854
Cityscape Home Loan Trust Series 1997-4, Class A5
2,521,957	7.01	10/25/2018	2,520,199
Contimortgage Home Equity Loan Trust Series 1999-3, Class A6
2,293,735	7.68	12/25/2029	2,409,855

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Green Tree Home Improvement Loan Trust Series 1997-E, Class HEM1
$ 4,023,726	7.28%	01/15/2029	$ 4,066,894
Merrill Lynch Mortgage Investors, Inc. Series 1991-H1, Class M1
874,918	7.36	07/15/2011	874,463
Residential Asset Securities Corp. Series 1999-KS1, Class AI8
2,414,809	6.32	04/25/2030	2,505,181
Residential Funding Mortgage Securities I, Inc. Series 2000-HI2, Class AI5
11,029,000	8.35	03/25/2025	11,597,762
Residential Funding Mortgage Securities I, Inc. Series 2000-HI4, Class AI7
8,849,000	7.98	09/25/2030	9,391,474

			33,517,682

Manufactured Housing – 5.2%
Associates Manufactured Housing Pass-Through Series 1996-1, Class A5
4,266,161	7.60	03/15/2027	4,477,635
Green Tree Financial Corp. Series 1993-4, Class A5
10,744,414	7.05	01/15/2019	11,196,733
Green Tree Financial Corp. Series 1995-5, Class M1
2,000,000	7.65	09/15/2026	2,096,502
Green Tree Financial Corp. Series 1996-4, Class A7
4,714,211	7.90	06/15/2027	5,108,277
Green Tree Financial Corp. Series 1998-3, Class A5
896,389	6.22	03/01/2030	886,468
Green Tree Financial Corp. Series 1998-3, Class A6
1,060,823	6.76	03/01/2030	1,073,022
Green Tree Financial Corp. Series 1999-1, Class M1
3,750,000	6.56	03/01/2020	1,321,875
Green Tree Financial Corp. Series 1999-1, Class M2
1,500,000	7.34	11/01/2028	322,500

(a)	Fund returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of funds shares.
(b)	The Lipper Intermediate Investment Grade Funds Index is an unmanaged index consisting of funds that invest at least 65% of their assets in investment grade debt issues with dollar-weighted average maturities of five to ten years. The Index figures do not reflect any fees, expenses or taxes.
(c)	The Lehman Brothers Aggregate Bond Index is an unmanaged index comprised of the Lehman Brothers Government Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The Index figures do not reflect any fees, expenses or taxes.

The accompanying notes are an integral part of these financial statements.	15

COMMERCE BOND FUND

Statement of Investments (continued)

April 30, 2004 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – (continued)
Indymac Manufactured Housing Contract Series 1997-1, Class A3
$ 1,524,751	6.61%	02/25/2028	$ 1,442,032
Indymac Manufactured Housing Contract Series 1997-1, Class A4
1,089,108	6.75	02/25/2028	1,036,608
Indymac Manufactured Housing Contract Series 1998-1, Class A5
1,921,907	6.96	09/25/2028	1,755,031
Oakwood Mortgage Investors, Inc. Series 1997-A, Class A5
2,158,588	7.13	05/15/2027	2,227,951

			32,944,634

TOTAL ASSET-BACKED SECURITIES
(Cost $113,038,165)			$113,842,722

Municipal – 0.2%
New Jersey Economic Development Authority Revenue Bonds Taxable Designated Industry Series A
$ 1,000,000	5.20%	03/01/2014	$ 1,003,740

TOTAL MUNICIPAL
(Cost $1,000,000)			$ 1,003,740

Collateralized Mortgage Obligations – 12.9%
Federal Home Loan Mortgage Corp. FGIC PAC Series 2430, Class UD
$10,579,800	6.00%	03/15/2017	$ 11,119,714
Federal Home Loan Mortgage Corp. PAC Series 2110, Class PG
4,500,000	6.00	01/15/2029	4,689,623
Federal Home Loan Mortgage Corp. PAC Series 2633, Class PC
6,000,000	4.50	07/15/2015	5,982,828
Federal Home Loan Mortgage Corp. REMIC PAC Series 1579, Class PM
2,824,706	6.70	09/15/2023	2,987,521
Federal Home Loan Mortgage Corp. Series 2524, Class WC
1,950,000	6.00	11/15/2028	1,974,967
Federal Home Loan Mortgage Corp. Series 2677, Class BC
800,000	4.00	09/15/2018	694,906
Federal National Mortgage Association FNIC PAC Series 2001-45, Class WG
3,600,000	6.50	09/25/2031	3,741,722
Federal National Mortgage Association FNIC PAC Series 2001-76, Class UC
10,000,000	5.50	11/25/2015	10,420,315
Federal National Mortgage Association PAC Series 2003-14, Class AP
2,545,064	4.00	03/25/2033	2,541,630

Principal Amount	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations – (continued)
Federal National Mortgage Association REMIC Series 1992-1, Class E
$ 274,164	7.50%	01/25/2007	$ 286,531
Federal National Mortgage Association Series 2000-M2, Class C
4,600,000	7.02 #	07/17/2022	5,140,289
Federal National Mortgage Association Series 2003-86, Class OC
5,270,000	5.00	09/25/2026	5,343,532
Government National Mortgage Association REMIC Series 1998-12, Class EB
4,053,033	6.50	05/20/2028	4,188,313
Government National Mortgage Association Series 2004-9, Class A
4,221,458	3.36	08/16/2022	4,159,518
Residential Funding Mortgage Securities Corp. Series 1999-S14, Class IIA1
1,603,112	6.50	06/25/2029	1,599,766
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
8,097,985	6.00	05/25/2033	8,359,298
Residential Funding Mortgage Securities I, Inc. Series 1999-S20, Class A1
290,748	6.50	09/25/2014	290,297
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
3,128,870	5.00	05/25/2018	3,193,507
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
4,465,229	5.00	06/25/2018	4,496,147

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $79,333,131)			$81,210,424

Corporate Obligations – 27.9%
Agency – 0.1%
Farmer Mac MTN
$ 542,000	6.68%	06/10/2014	$ 611,155

Cable TV – 0.3%
Comcast Corp.
1,600,000	6.50	01/15/2015	1,686,720

Financial – 15.5%
Allstate Financial Global Funding †
2,400,000	6.15	02/01/2006	2,560,171
American General Finance Corp. MTN Series H
3,000,000	4.50	11/15/2007	3,089,937
Apache Finance Property Ltd.
4,500,000	7.00	03/15/2009	5,123,853
Bear Stearns Companies, Inc.
4,500,000	4.00	01/31/2008	4,537,589
BHP Billiton Finance USA Ltd.
2,044,000	4.80	04/15/2013	2,016,559

16	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Caterpillar Financial Services Corp. MTN Series F
$ 1,500,000	2.65%		01/30/2006	$ 1,505,246
Deluxe Corp.
1,300,000	5.00		12/15/2012	1,302,636
Equitable Life Assurance Society of the United States †
11,775,000	7.70		12/01/2015	13,694,219
Ford Motor Credit Co.
3,250,000	5.80		01/12/2009	3,310,174
General Electric Capital Corp. MTN Series A
3,000,000	5.00		06/15/2007	3,145,734
4,325,000	5.88		02/15/2012	4,590,373
General Motors Acceptance Corp.
1,750,000	6.63		10/15/2005	1,839,691
1,900,000	6.15		04/05/2007	2,010,375
1,900,000	8.00		11/01/2031	2,005,306
Metropolitan Life Insurance Co. †
8,000,000	7.70		11/01/2015	9,334,496
Morgan Stanley
900,000	6.75		04/15/2011	994,231
1,720,000	5.30		03/01/2013	1,719,047
Morgan Stanley Traded Custody Receipts †
16,380,000	7.68	#	03/01/2032	18,798,343
PNC Bank, N.A.
8,250,000	7.88		04/15/2005	8,705,491
Reed Elsevier Capital, Inc.
1,800,000	6.75		08/01/2011	2,041,578
SLM Corp. MTN
2,443,000	4.00		01/15/2009	2,427,277
Wells Fargo & Co.
3,480,000	3.13		04/01/2009	3,324,635

				98,076,961

Forestry – 0.1%
Weyerhaeuser Co.
457,000	6.75		03/15/2012	500,989

Industrial – 3.2%
Campbell Soup Co.
2,600,000	8.88		05/01/2021	3,416,085
Receipts on Corporate Securities Trust CHR-1998-1
5,874,734	6.50		08/01/2018	5,803,591
Receipts on Corporate Securities Trust NSC-1998-1
3,440,281	6.38		05/15/2017	3,594,887
Ryder System, Inc.
4,000,000	6.60		11/15/2005	4,217,056
Service Master Co.
2,661,000	7.10		03/01/2018	2,865,950
Waste Managemet, Inc.
560,000	7.65		03/15/2011	644,878

				20,542,447

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Multimedia – 0.4%
AOL Time Warner
$ 495,000	6.13%		04/15/2006	$ 524,960
1,600,000	6.75		04/15/2011	1,740,911

				2,265,871

Oil & Gas – 0.7%
Occidental Petroleum Corp.
2,925,000	7.38		11/15/2008	3,308,353
Tosco Corp.
1,258,000	7.25		01/01/2007	1,385,324

				4,693,677

Oil-Field Services – 0.1%
Halliburton Co.
620,000	5.50		10/15/2010	633,610

Real Estate – 2.4%
Archstone Communities Trust
3,000,000	8.20		07/03/2005	3,186,000
EOP Operating LP
3,300,000	7.75		11/15/2007	3,735,471
Merry Land & Investment, Inc.
1,000,000	6.88		11/01/2004	1,024,748
Simon Debartolo Group LP
5,000,000	6.75		06/15/2005	5,225,350
Speiker Properties LP
1,600,000	7.35		12/01/2017	1,789,754

				14,961,323

Sovereign Agency – 0.3%
Resolution Funding Corp.
1,500,000	8.13		10/15/2019	1,911,574

Utilities – 2.0%
GTE Corp.
12,000,000	6.84		04/15/2018	12,824,184

Yankee – 2.8%
Deutsche Telekom International Finance BV
1,335,000	8.00	#	06/15/2010	1,577,404
France Telecom SA
1,286,000	8.75	#	03/01/2011	1,520,307
Hanson Overseas BV
5,000,000	6.75		09/15/2005	5,285,610
Swiss Bank Corp.
8,000,000	7.38		06/15/2017	9,407,112

				17,790,433

TOTAL CORPORATE OBLIGATIONS
(Cost $169,155,765)				$176,498,944

The accompanying notes are an integral part of these financial statements.	17

COMMERCE BOND FUND

Statement of Investments (continued)

April 30, 2004 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Debt Obligations – 0.1%
Sovereign – 0.1%
Republic of Poland
$ 592,000	5.25%	01/15/2014	$ 587,560

TOTAL FOREIGN DEBT OBLIGATIONS
(Cost $584,222)			$ 587,560

Mortgage-Backed Pass-Through Obligations – 16.0%
Federal Home Loan Mortgage Corp.
$ 375,364	6.00%	12/01/2013	$ 388,662
588,871	8.50	02/01/2019	647,963
753,461	8.50	03/01/2021	829,576
3,731,310	7.00	05/01/2026	3,950,871
552,766	7.00	10/01/2030	583,752
593,995	7.50	12/01/2030	638,063
1,176,805	7.50	01/01/2031	1,264,112
2,473,361	7.00	08/01/2031	2,611,897
9,878,210	5.00	05/01/2033	9,584,508
8,832,612	5.50	06/01/2033	8,826,839
Federal National Mortgage Association
1,334,606	5.50	01/01/2009	1,382,305
1,013,450	7.00	07/01/2009	1,083,285
198,089	6.50	02/01/2012	211,637
446,397	6.00	12/01/2013	457,124
306,674	6.50	07/01/2014	321,867
635,548	9.00	11/01/2021	708,357
3,173	6.50	05/01/2024	3,316
93,856	6.50	08/01/2024	98,085
224,335	6.50	09/01/2024	234,443
53,104	6.50	09/01/2024	55,497
161,673	9.00	02/01/2025	181,030
159,274	6.50	03/01/2026	166,207
521,191	8.00	07/01/2028	569,336
860,918	6.50	10/01/2028	897,211
194,180	7.00	10/01/2028	205,496
742,335	5.76 #	12/01/2028	763,748
348,251	6.50	01/01/2029	362,932
356,049	6.00	07/01/2029	364,540
834,644	7.50	09/01/2029	893,554
657,078	7.00	03/01/2031	694,604
408,844	7.50	03/01/2031	437,332
1,282,477	7.00	11/01/2031	1,355,725
3,133,357	7.00	01/01/2032	3,312,317
6,994,495	5.00	02/01/2033	6,781,727
6,538,364	5.50	03/01/2033	6,528,213
6,765,586	5.50	03/01/2033	6,755,082
4,464,424	5.00	07/01/2033	4,328,619
14,345,311	4.50	08/01/2033	13,478,908
4,945,946	5.00	02/01/2034	4,795,635
Government National Mortgage Association
1,190,726	8.00	02/15/2022	1,310,029
499,249	7.50	08/20/2025	537,399
1,773,223	7.50	07/20/2026	1,904,975
3,320,001	6.50	04/15/2031	3,468,741

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Pass-Through Obligations – (continued)
Government National Mortgage Association – (continued)
$3,897,617	6.50%	05/15/2031	$ 4,072,235
2,806,783	5.50	10/15/2033	2,810,409

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $100,169,232)			$100,858,163

U.S. Government Agency Obligations – 22.4%
Federal Home Loan Bank
$10,000,000	5.13%	03/06/2006	$ 10,492,280
23,755,000	2.75	11/15/2006	23,696,420
8,210,000	4.88	11/15/2006	8,613,210
7,000,000	5.59	02/03/2009	7,519,512
2,270,000	5.58	02/17/2009	2,437,058
3,025,000	7.13	02/15/2030	3,536,582
Federal Home Loan Mortgage Corp.
15,000,000	2.75	08/15/2006	15,027,750
12,000,000	4.50	07/15/2013	11,613,444
Federal National Mortgage Association
22,000,000	3.38	12/15/2008	21,520,796
6,150,000	6.00	05/15/2011	6,678,494
1,300,000	5.08	06/24/2018	1,245,594
8,900,000	7.13	01/15/2030	10,477,694
10,000,000	6.63	11/15/2030	11,110,100
Tennessee Valley Authority
5,765,000	6.00	03/15/2013	6,254,397
1,000,000	7.13	05/01/2030	1,176,439

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $143,384,713)			$141,399,770

U.S. Treasury Obligations – 0.5%
United States Treasury Bonds
$ 400,000	8.00%	11/15/2021	$ 526,937
United States Treasury Notes
1,750,000	3.63	05/15/2013	1,651,290
1,200,000	4.25	11/15/2013	1,177,219

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,498,857)			$ 3,355,446

Repurchase Agreement – 1.3%
State Street Bank & Trust Co.^
$8,155,000	0.75%	05/03/2004	$ 8,155,000
Maturity Value: $8,155,510

TOTAL REPURCHASE AGREEMENT
(Cost $8,155,000)			$ 8,155,000

TOTAL INVESTMENTS – 99.2%
(Cost $618,319,085)			626,911,769
Other assets in excess of liabilities – 0.8%			5,018,276

Net Assets – 100.0%			$631,930,045

18	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

†	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $44,539,083 which represents 7.0% of net assets as of April 30, 2004.
#	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2004.
^	Repurchase agreement was entered into on April 30, 2004. At April 30, 2004, this agreement was fully collateralized by U.S. Treasury Notes.
@	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Investment Abbreviations:
FGIC	—Insured by Financial Guaranty Insurance Co.
FNIC	—Financial Network Investment Corporation
MTN	—Medium-Term Note
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.	19

COMMERCE SHORT-TERM GOVERNMENT FUND

Short-Term Government Fund

Performance Review(a) (Unaudited)

For the six months ended April 30, 2004, the Institutional Shares of the Fund had a total return of 0.55%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 0.42% for the same period based on NAV. This compares to the Lipper Short U.S. Government Funds Index(b) six-month return of 0.41% and the Citigroup 1-5 Yr. Treasury/Government Sponsored Index(c) six-month return of 0.65%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2004 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations – 23.2%
ABN Amro Mortgage Corp. Series 2002-7, Class 2A1
$ 1,583	5.75%	09/25/2017	$ 1,582
Countrywide Home Loans, Inc. Series 1997-4, Class A
54,828	8.00	08/25/2027	55,269
Countrywide Home Loans, Inc. Series 2002-21, Class A2
461,173	5.75	11/25/2017	465,461
Federal Home Loan Mortgage Corp. PAC Series 159, Class H
140,553	4.50	09/15/2021	140,536
Federal Home Loan Mortgage Corp. PAC Series 1614, Class MB
658,028	6.50	12/15/2009	696,177
Federal Home Loan Mortgage Corp. PAC Series 1650, Class K
880,000	6.50	01/15/2024	936,326
Federal Home Loan Mortgage Corp. PAC Series 2103, Class TE
1,333,000	6.00	12/15/2028	1,366,438
Federal Home Loan Mortgage Corp. PAC Series 2109, Class PE
995,000	6.00	12/15/2028	1,041,823
Federal Home Loan Mortgage Corp. PAC Series 2131, Class PE
1,191,444	6.00	04/15/2026	1,217,341
Federal Home Loan Mortgage Corp. PAC Series 2178, Class PB
5,450,000	7.00	08/15/2029	5,819,992
Federal Home Loan Mortgage Corp. PAC Series 23, Class PK
1,366,000	6.00	11/25/2023	1,437,547
Federal Home Loan Mortgage Corp. PAC Series 2389, Class CD
450,000	6.00	03/15/2016	471,938
Federal Home Loan Mortgage Corp. PAC Series 2520, Class NL
1,000,000	4.50	09/15/2022	1,022,845
Federal Home Loan Mortgage Corp. REMIC PAC Series 1351, Class TE
1,801,923	7.00	08/15/2022	1,887,250
Federal Home Loan Mortgage Corp. REMIC PAC Series 1607, Class G
1,677,175	6.00	08/15/2013	1,748,591
Federal Home Loan Mortgage Corp. REMIC PAC Series 1611, Class IA
663,544	6.50	02/15/2023	674,188

Principal Amount	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations – (continued)
Federal Home Loan Mortgage Corp. REMIC PAC Series 1673, Class H
$ 150,000	6.00%	11/15/2022	$ 156,676
Federal Home Loan Mortgage Corp. REMIC PAC Series 2022, Class PE
505,670	6.50	01/15/2028	534,167
Federal Home Loan Mortgage Corp. REMIC PAC Series 2061, Class TA
5,308,100	5.25	10/15/2027	5,421,884
Federal Home Loan Mortgage Corp. REMIC PAC Series 2161, Class PG
1,278,353	6.00	04/15/2028	1,330,806
Federal Home Loan Mortgage Corp. REMIC PAC Series 2345, Class PQ
220,000	6.50	08/15/2016	234,285
Federal Home Loan Mortgage Corp. REMIC PAC Series 2377, Class EC
29,598	5.50	08/15/2026	29,584
Federal Home Loan Mortgage Corp. REMIC PAC Series 2439, Class LG
2,375,000	6.00	09/15/2030	2,499,430
Federal Home Loan Mortgage Corp. REMIC PAC Series 2498, Class NE
452,546	6.00	11/15/2028	465,821
Federal Home Loan Mortgage Corp. REMIC PAC Series 41, Class F
403,546	10.00	05/15/2020	404,339
Federal Home Loan Mortgage Corp. REMIC Series 1163, Class JA
179,890	7.00	11/15/2021	180,565
Federal Home Loan Mortgage Corp. REMIC Series 1632, Class B
13,440	6.00	11/15/2023	13,488
Federal Home Loan Mortgage Corp. REMIC Series 2591, Class QY
716,506	5.00	05/15/2014	735,620
Federal Home Loan Mortgage Corp. Series 31, Class EA@
1,537,440	0.00	04/25/2024	1,352,888

(a)	Fund returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(b)	The Lipper Short U.S. Government Funds Index is an unmanaged index consisting of funds that invest at least 65% of their assets in securities issued or guaranteed by the U.S. Government with dollar-weighted average maturities of less than three years. The Index figures do not reflect any fees, expenses or taxes.
(c)	The Citigroup 1-5 Year Treasury/Government Sponsored Index is an unmanaged index comprised of Treasury Securities with a minimum principal amount of $1 billion and U.S. Government Securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect any fees, expenses or taxes.

20	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Value
Collateralized Mortgage Obligations – (continued)
Federal National Mortgage Association PAC Series 1992-129, Class L
$ 1,017,612	6.00%		07/25/2022	$ 1,069,062
Federal National Mortgage Association PAC Series 2001-76, Class UC
1,000,000	5.50		11/25/2015	1,042,032
Federal National Mortgage Association REMIC PAC Series 1991-94, Class E@
424,046	0.00		07/25/2021	404,018
Federal National Mortgage Association REMIC PAC Series 1993-132, Class A@
437,005	0.00		10/25/2022	404,878
Federal National Mortgage Association REMIC PAC Series 1995-4, Class PB
61,136	8.00		11/25/2024	61,086
Federal National Mortgage Association REMIC PAC Series 1998-36, Class J
528,391	6.00		07/18/2028	549,214
Federal National Mortgage Association REMIC PAC Series 2001-71, Class MB
891,000	6.00		12/25/2016	936,614
Federal National Mortgage Association REMIC PAC Series 2003-14, Class AP
3,421,935	4.00		03/25/2033	3,417,317
Federal National Mortgage Association REMIC Series 1991-137, Class H
520,805	7.00		10/25/2021	556,263
Federal National Mortgage Association REMIC Series 1992, Class 89@
192,132	0.00		06/25/2022	167,190
Federal National Mortgage Association REMIC Series 1992-1, Class E
39,166	7.50		01/25/2007	40,933
Federal National Mortgage Association REMIC Series 1993-140, Class J
1,100,000	6.65		06/25/2013	1,181,507
Federal National Mortgage Association REMIC Series 1993-182, Class FA
124,089	3.71	#	09/25/2023	127,528
Federal National Mortgage Association REMIC Series 1993-183, Class K
500,000	6.50		07/25/2023	530,326
Federal National Mortgage Association REMIC Series 1999-9, Class PD
494,281	6.00		05/25/2017	502,263
Federal National Mortgage Association REMIC Series 2001-20, Class VB
575,000	6.00		09/25/2017	592,894
Federal National Mortgage Association REMIC Series 2001-4, Class D
1,039,390	6.50		04/25/2028	1,053,322
Federal National Mortgage Association REMIC Series 2002-71, Class PC
1,000,000	5.50		12/25/2026	1,039,841
Federal National Mortgage Association Series 2000-M2, Class C
1,600,000	7.02	#	07/17/2022	1,787,927
First Nationwide Trust Series 1998-3, Class 1PPA
105,658	6.50		09/19/2028	105,958

Principal Amount	Interest Rate		Maturity Date	Value
Collateralized Mortgage Obligations – (continued)
Government National Mortgage Association REMIC PAC Series 2001-19, Class ON
$ 85,718	6.50%		06/16/2028	$ 85,674
Government National Mortgage Association REMIC PAC Series 2001-6, Class PM
1,000,000	6.50		06/16/2030	1,046,554
Government National Mortgage Association REMIC Series 2001-60, Class AC
295,000	6.00		05/20/2029	306,993
Government National Mortgage Association Series 1998-12, Class EB
1,013,258	6.50		05/20/2028	1,047,078
Government National Mortgage Association Series 2001-53, Class F
417,342	1.45	#	10/20/2031	417,405
Government National Mortgage Association Series 2002-28, Class A
2,121,467	4.78		02/16/2018	2,202,220
Government National Mortgage Association Series 2004-9, Class A
1,889,908	3.36		08/16/2022	1,862,179
Residential Funding Mortgage Securities I, Inc. Series 1999-S20, Class A1
218,061	6.50		09/25/2014	217,723
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
1,215,432	5.00		05/25/2018	1,240,541
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
265,334	6.25		12/25/2023	265,074
Vendee Mortgage Trust Series 1996-2, Class 1Z
481,181	6.75		06/15/2026	502,333
Washington Mutual MSC Mortgage Pass-Through Series 2002-MS8, Class 4A5
1,000,000	5.75		12/25/2032	1,008,988
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
803,741	5.00		06/25/2018	809,306

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $58,424,696)				$ 58,925,098

Mortgage-Backed Pass-Through Obligations – 4.3%
Federal Home Loan Mortgage Corp.
$ 6,482	7.75%		09/01/2007	$ 6,556
802,660	5.50		08/01/2017	824,192
406,933	6.00		10/01/2023	418,737
Federal National Mortgage Association
41,089	8.00		12/01/2007	43,427
1,069,136	7.00		03/01/2009	1,143,768
1,655,367	4.50		11/01/2009	1,669,768
28,083	6.50		02/01/2012	30,004
1,343,201	6.50		09/01/2013	1,424,056
634,972	10.50		11/01/2015	705,443
815,170	6.00		07/01/2016	850,740
46,218	5.08	#	08/01/2023	47,650
16,833	9.00		07/01/2024	18,961
87,850	5.76	#	12/01/2028	90,384

The accompanying notes are an integral part of these financial statements.	21

COMMERCE SHORT-TERM GOVERNMENT FUND

Statement of Investments (continued)

April 30, 2004 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Pass-Through Obligations – (continued)
Federal National Mortgage Association – (continued)
$ 388,629	7.00%		11/01/2031	$ 410,826
1,400,067	5.24	#	02/01/2033	1,415,094
Government National Mortgage Association
27,354	8.00		10/15/2016	30,021
55,021	8.00		07/15/2017	60,518
1,678	4.63	#	11/20/2024	1,721
2,752	4.63	#	12/20/2024	2,814
88,703	4.38	#	04/20/2026	89,581
51,588	4.75	#	08/20/2026	52,785
85,869	3.38	#	01/20/2028	86,695
1,403,391	5.50		10/15/2033	1,405,204

				10,828,945

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $10,983,748)				$ 10,828,945

U.S. Government Agency Obligations – 62.6%
Federal Farm Credit Bank
$ 470,000	5.40%		05/10/2006	$ 496,789
4,500,000	3.00		04/15/2008	4,402,399
237,000	6.89		09/13/2010	269,170
250,000	7.00		09/01/2015	291,564
500,000	6.13		12/29/2015	547,030
Federal Home Loan Bank
4,800,000	3.00		08/15/2005	4,866,312
1,240,000	4.96		10/07/2005	1,292,467
5,000,000	5.13		03/06/2006	5,246,140
10,000,000	2.25		05/15/2006	9,951,130
260,000	7.01		06/14/2006	284,071
1,815,000	1.88		06/15/2006	1,789,626
7,000,000	5.25		08/15/2006	7,383,775
425,000	2.88		02/15/2007	423,213
735,000	5.38		02/15/2007	780,585
525,000	3.50		09/12/2007	527,848
125,000	5.88		11/15/2007	135,229
115,000	6.02		01/09/2008	125,104
50,000	5.97		03/25/2008	54,381
1,000,000	6.00		06/11/2008	1,091,217
5,000,000	2.63		07/15/2008	4,794,520
250,000	5.37		12/11/2008	266,325
3,000,000	5.59		02/03/2009	3,222,648
125,000	5.90		03/26/2009	135,992
35,000	5.99		04/09/2009	38,220
Federal Home Loan Mortgage Corp.
5,000,000	6.88		01/15/2005	5,190,480
220,000	5.95		01/19/2006	233,478
12,000,000	5.50		07/15/2006	12,735,228
12,750,000	2.75		08/15/2006	12,773,587
6,500,000	2.88		12/15/2006	6,501,398
5,000,000	2.75		03/15/2008	4,857,070
200,000	5.75		04/15/2008	215,854
5,000,000	3.63		09/15/2008	4,965,945
Federal National Mortgage Association
625,000	7.40		07/01/2004	631,222
215,000	7.88		02/24/2005	226,198
500,000	7.65		03/10/2005	526,376

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
Federal National Mortgage Association – (continued)
$5,975,000	3.88%	03/15/2005	$ 6,096,460
10,750,000	6.00	12/15/2005	11,392,592
5,000,000	5.25	06/15/2006	5,268,925
19,000,000	4.38	10/15/2006	19,700,454
4,000,000	7.13	03/15/2007	4,447,964
6,000,000	4.25	07/15/2007	6,179,400
490,000	3.88	12/01/2008	490,164
7,500,000	5.25	01/15/2009	7,927,012
Tennessee Valley Authority 1995 Series A
436,000	6.38	06/15/2005	457,291

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $158,921,590)			$159,232,853

U.S. Treasury Obligations – 1.6%
United States Treasury Notes
$ 3,800,000	6.13%	08/15/2007	$ 4,169,163

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,202,866)			$ 4,169,163

Repurchase Agreement – 9.2%
State Street Bank & Trust Co.^
$23,558,000	0.75%	05/03/2004	$ 23,558,000
Maturity Value: $23,559,472

TOTAL REPURCHASE AGREEMENT
(Cost $23,558,000)			$ 23,558,000

TOTAL INVESTMENTS – 100.9%
(Cost $256,090,900)			$256,714,059
Liabilities in excess of other assets – (0.9)%			(2,319,965)

Net Assets – 100.0%			$254,394,094

#	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2004.
^	Repurchase agreement was entered into on April 30, 2004. At April 30, 2004 this agreement was fully collateralized by U.S. Treasury Notes.
@	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Investment Abbreviations:
MSC	—MortgageSecurities Corp.
PAC	—PlannedAmortization Class
REMIC	—RealEstate Mortgage Investment Conduit

22	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

National Tax-Free Intermediate Bond Fund

Performance Review(a) (Unaudited)

For the six months ended April 30, 2004, the Institutional Shares of the Fund had a total return of 0.47%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 0.42% for the same period based on NAV. This compares to the Lipper Intermediate Municipal Funds Index(b) six-month return of 0.42% and the Lehman 3-15 Year Blend Index(c) six-month return of 0.76%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2004 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 98.8%
Alabama – 0.6%
Birmingham AL GO Bonds (Refunding Warrants Series B) (FSA) (AAA/Aaa)
$ 930,000	5.50%	07/01/2012	$ 1,040,623

Arizona – 1.0%
Arizona Water Infrastructure Finance Authority Revenue Bonds Water Quality Series A (NR/Aaa)
500,000	5.38	10/01/2012	560,330
Pinal County AZ Unified School District No. 43 Apache Junction GO Bonds (Refunding) (FGIC) (AAA/Aaa)
500,000	5.75	07/01/2015	570,350
Tempe AZ GO Bonds (AA+/Aa1)
500,000	6.60	07/01/2006	549,275

			1,679,955

Arkansas – 1.0%
Arkansas State Development Finance Authority Revenue Bonds (Single Family Mortgage Backed Securities Program) Series A (GNMA/FNMA) (AAA/NR)
115,000	5.65	07/01/2011	120,119
Arkansas State Development Finance Authority State Park Facilities Revenue Bonds (Mt. Magazine Project) (FSA) (AAA/NR)
1,500,000	5.00	01/01/2017	1,574,910

			1,695,029

California – 4.7%
California State GO Bonds (MBIA-IBC) (AAA/NR)
1,235,000	5.50	02/01/2012	1,370,183
Oxnard CA Union High School District GO Bonds (Refunding Series A) (MBIA) (AAA/Aaa)
1,000,000	5.90	02/01/2019	1,157,280
Redding CA Joint Powers Financing Authority Water Revenue Bonds (Refunding Series A) (AMBAC) (AAA/Aaa)
1,450,000	5.00	06/01/2021	1,484,757

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – (continued)
San Diego CA Unified School District GO Bonds Series C (FSA) (AAA/Aaa)
$ 550,000	5.00%	07/01/2017	$ 577,577
Sequoia CA Union High School District GO Bonds (Election of 2001) (MBIA) (NR/Aaa)
1,330,000	5.00	07/01/2020	1,373,318
West Contra Costa CA Unified School District GO Bonds (Refunding Series A) (MBIA) (AAA/Aaa)
1,810,000	5.70	02/01/2022	2,044,775

			8,007,890

Colorado – 3.4%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-Littleton Academy) (BBB/NR)
630,000	5.38	01/15/2012	634,485
615,000	6.00	01/15/2022	601,827
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-University Laboratory School Project) (NR/Baa2)
960,000	5.25	06/01/2011	971,827
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Nashville Public Radio) (BBB+/NR)
365,000	5.50	04/01/2009	390,999
390,000	5.50	04/01/2010	418,154
410,000	5.50	04/01/2011	436,839
215,000	5.75	04/01/2014	230,192
1,300,000	5.88	04/01/2022	1,340,079
Colorado Health Facilities Authority Revenue Bonds (Refunding Parkview Medical Center Project) (NR/Baa1)
300,000	5.50	09/01/2006	318,285
Colorado Health Facilities Authority Revenue Bonds (Parkview Medical Center Project) (NR/Baa1)
500,000	5.75	09/01/2008	538,290

			5,880,977

(a)	Fund returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(b)	The Lipper Intermediate Municipal Funds Index is an unmanaged index consisting of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. The Index figures do not reflect any fees, expenses or taxes.
(c)	The Lehman 3-15 Year Blend Index is an unmanaged index composed of investment grade municipal securities ranging from 2 to 17 years in maturity. The Index returns do not reflect any fees, expenses or taxes.

The accompanying notes are an integral part of these financial statements.	23

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

April 30, 2004 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
District of Columbia – 0.4%
District of Columbia Revenue Bonds (World Wildlife Fund) Series A (AMBAC) (AAA/Aaa)
$ 555,000	5.75%	07/01/2011	$ 623,476

Florida – 1.4%
Florida State Board of Education Capital Outlay GO Bonds (Refunding Public Education) Series D (AA+/Aa2)
895,000	5.50	06/01/2009	999,974
Florida State Community Services Corp. Walton County Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)
1,330,000	5.50	03/01/2014	1,473,494

			2,473,468

Georgia – 2.5%
George L Smith II GA World Congress Control Revenue Bonds (Refunding Domed Stadium Project) (MBIA) (AAA/Aaa)
2,000,000	6.00	07/01/2011	2,227,260
Georgia Private Colleges & University Revenue Bonds Series A (NR/Baa1)
1,000,000	5.25	10/01/2020	994,510
Georgia State GO Bonds Series D (AAA/Aaa)
1,000,000	5.50	08/01/2005	1,050,540

			4,272,310

Hawaii – 1.3%
Honolulu City & County GO Bonds (Unrefunded Balance Series A) (AA-/Aa2)
2,000,000	5.75	04/01/2012	2,258,260

Illinois – 4.5%
Chicago IL Board of Education Certificates of Participation (Lease) Series A (MBIA) (AAA/Aaa)
500,000	6.25	01/01/2010	574,395
Chicago IL GO Bonds Series A (FGIC) (AAA/Aaa)
765,000	5.75	01/01/2008	845,386
1,000,000	6.13	01/01/2017	1,148,660
1,000,000	6.00	01/01/2018	1,139,430
1,000,000	6.00	01/01/2019	1,135,870
Elgin IL GO Bonds (Refunding Series B) (NR/Aa2)
25,000	4.80	01/01/2010	26,228
Illinois Educational Facilities Authority Student Housing Revenue Bonds (Educational Advancement Fund University Center Project) (NR/Baa2)
670,000	5.50	05/01/2012	686,080
Kane County IL School District No. 101 GO Bonds (Batavia Building) (FSA) (NR/Aaa)
1,075,000	7.88	12/30/2007	1,279,605
Metropolitan Pier & Exposition Authority IL Dedicated State Tax Revenue Bonds (Prerefunded Series A) (NR/Aaa)
415,000	7.25	06/15/2005	442,382
Metropolitan Pier & Exposition Authority IL Dedicated State Tax Revenue Bonds (Prerefunded A 2002) (AAA/Aaa)
425,000	7.25	06/15/2005	452,795
Metropolitan Pier & Exposition Authority IL Dedicated State Tax Revenue Bonds (Unrefunded Balance A 2002) (AAA/Aaa)
20,000	7.25	06/15/2005	21,241

			7,752,072

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – 4.2%
Elkhart County IN Hospital Authority Revenue Bonds (NR/A1)
$ 390,000	4.75%	08/15/2011	$ 404,258
500,000	5.25	08/15/2018	503,640
Evansville-Vanderburgh County IN Building Authority Lease Rent Revenue Bonds (Jail PJ) (AMBAC) (AAA/Aaa)
1,000,000	5.00	07/15/2015	1,054,970
Kokomo Center IN School Building Corp. Revenue Bonds (First Mortgage) (AMBAC) (AAA/Aaa)
1,110,000	6.75	07/15/2005	1,178,976
Merrillville IN Multi. School Building Revenue Bonds (MBIA) (AAA/Aaa)
2,500,000	6.65	07/01/2006	2,749,000
Plymouth IN Multi. School Building Revenue Bonds (MBIA) (AAA/Aaa)
1,200,000	5.75	07/01/2006	1,266,120

			7,156,964

Iowa – 1.7%
Iowa Finance Authority Hospital Facilities Revenue Bonds (Mercy Medical Center Project) (FSA) (AAA/Aaa)
760,000	5.25	08/15/2007	826,105
Iowa Student Loan Liquidity Corp. Revenue Bonds Series E (AMT) (NR/Aaa)
2,000,000	5.70	06/01/2009	2,171,820

			2,997,925

Kansas – 2.9%
Kansas Independent College Finance Authority Educational Facilities Revenue Bonds (Benedictine College Project) (NR/NR)
640,000	6.25	10/01/2010	692,877
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/Baa1)
1,015,000	5.25	07/01/2011	1,064,237
1,000,000	5.25	07/01/2012	1,041,650
1,000,000	5.25	07/01/2013	1,041,230
Topeka KS Utilities Revenue Bonds (Refunding & Improvement Series A) (MBIA) (NR/Aaa)
1,005,000	6.00	08/01/2009	1,143,841

			4,983,835

Kentucky – 0.6%
Jefferson County KY GO Bonds ( Refunding Series C) (AA/Aa2)
465,000	5.38	05/15/2007	502,051
Jefferson County KY GO Bonds Series C (AA/Aa2)
460,000	5.45	05/15/2008	500,816

			1,002,867

Louisiana – 5.0%
Caddo Parish LA Parishwide School District GO Bonds (MBIA) (AAA/Aaa)
100,000	6.25	03/01/2005	104,067

24	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Louisiana – (continued)
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Capital Projects & Equipment Acquisition) (AMBAC) (AAA/Aaa)
$2,555,000	5.25%	12/01/2018	$2,710,293
Tangipahoa Parish LA Hospital Service District No. 1 Hospital Revenue Bonds (Refunding North Oaks Medical Center PJ-A) (A/NR)
2,035,000	5.00	02/01/2011	2,141,756
2,275,000	5.38	02/01/2015	2,412,433
1,100,000	5.38	02/01/2018	1,154,307

			8,522,856

Maryland – 1.7%
Maryland State Health & Higher Education Facilities Authority Revenue Bonds (Board of Child Care) (A/NR)
450,000	4.00	07/01/2006	468,499
1,000,000	4.50	07/01/2006	1,051,600
1,250,000	5.50	07/01/2013	1,362,063

			2,882,162

Massachusetts – 0.6%
Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds Series C (AAA/Aa2)
500,000	5.25	07/01/2021	537,620
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (Boston College) Series L (AA-/Aa3)
10,000	5.25	06/01/2013	10,706
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (Stonehill College) Series H (NR/A3)
400,000	5.00	07/01/2004	402,316

			950,642

Michigan – 11.5%
Detroit MI Sewage Disposal Revenue Bonds Series A (MBIA) (AAA/Aaa)
300,000	6.00	07/01/2004	302,268
Genesee County MI Sewage Disposal Systems Revenue Bonds (Interceptors & Treatment Facilities) (FGIC) (AAA/Aaa)
550,000	4.00	05/01/2014	546,865
Greenville MI Public Schools GO Bonds (Q-SBLF) (MBIA) (AAA/Aaa)
200,000	5.75	05/01/2007	202,000
Lake Orion MI Community School District GO Bonds Series A (Q-SBLF) (FGIC) (AAA/Aaa)
2,000,000	6.00	05/01/2017	2,304,180
Michigan Higher Education Facilities Authority Limited Obligation Revenue Bonds (Calvin College Project) (NR/NR)
500,000	5.40	12/01/2011	533,540
1,125,000	5.55	12/01/2013	1,191,521
2,720,000	5.65	12/01/2014	2,875,557
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AAA/Aaa)
2,500,000	5.50	11/15/2010	2,760,650
Michigan State Hospital Finance Authority Revenue Bonds Series A (AAA/Aa2)
1,650,000	6.13	11/15/2026	1,917,498

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Michigan State Housing Development Authority Revenue Bonds Series B (AMT) (AMBAC) (AAA/NR)
$1,500,000	4.80%	12/01/2010	$ 1,549,530
Newaygo MI Public Schools GO Bonds (Q-SBLF) (AA+/Aa1)
750,000	5.00	05/01/2011	810,600
250,000	5.13	05/01/2012	268,520
Paw Paw MI Public School District GO Bonds (School Building & Site) (Q-SBLF) (AA+/Aa1)
475,000	5.30	05/01/2013	529,245
South Lyon MI Community Schools GO Bonds Series A (Q-SBLF) (AA+/Aa1)
875,000	5.50	05/01/2014	961,371
Stockbridge MI Community Schools GO Bonds (Q-SBLF) (AA+/Aa1)
665,000	5.10	05/01/2012	713,379
Thornapple Kellogg MI School District GO Bonds (Refunding) (FSA) (Q-SBLF) (AAA/Aaa)
1,130,000	5.00	05/01/2021	1,160,646
Wayne Charter County MI Airport Revenue Bonds (Detroit Metropolitan Wayne County) Series A (AMT) (MBIA) (AAA/Aaa)
1,000,000	5.25	12/01/2004	1,021,620

			19,648,990

Minnesota – 1.0%
Chaska MN Electric Revenue Bonds Series A (NR/A3)
1,000,000	6.00	10/01/2020	1,074,570
Minneapolis MN Revenue Bonds (Blake School Project) (NR/A2)
240,000	4.40	09/01/2008	253,716
320,000	4.50	09/01/2009	338,429
Minnesota State Housing & Finance Agency Revenue Bonds Series D (AA+/Aa1)
110,000	5.35	01/01/2005	112,072

			1,778,787

Mississippi – 1.3%
Mississippi Development Bank Special Obligation Revenue Bonds (Jackson Mississippi Water & Sewer System Project) (FGIC) (AAA/Aaa)
1,045,000	5.25	09/01/2013	1,143,606
Mississippi Medical Center Educational Building Corp. Revenue Bonds (University of Mississippi Medical Center Project) (MBIA-IBC) (AAA/Aaa)
1,000,000	5.65	12/01/2009	1,118,690

			2,262,296

Missouri – 11.9%
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A/NR)
745,000	5.25	06/01/2012	790,728
Howard Bend MO Levee District Special Tax Revenue Bonds (NR/NR)
670,000	5.30	03/01/2008	713,751
600,000	5.65	03/01/2013	634,410

The accompanying notes are an integral part of these financial statements.	25

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

April 30, 2004 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) (NR/Aa3)
$ 865,000	5.00%	12/01/2013	$ 935,351
855,000	5.00	12/01/2014	918,894
Jefferson City MO School District GO Bonds Series A (NR/Aa2)
300,000	6.70	03/01/2011	348,192
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Branson) Series A (BBB+/Baa1)
1,000,000	5.00	12/01/2005	1,039,710
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (AAA/Aaa)
1,070,000	5.00	04/01/2019	1,108,820
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Riverside-Quindaro-L-385 Project) (NR/NR)
1,000,000	5.60	03/01/2016	1,020,290
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Refunding State Revolving Funds Program, Series A) (FSA) (NR/Aaa)
940,000	5.00	01/01/2017	1,010,312
Missouri State Health & Educational Facility Authority Revenue Bonds (SSM Health Care) Series A (MBIA) (AAA/Aaa)
400,000	5.00	06/01/2012	426,836
Missouri State Health & Educational Facility Authority Revenue Bonds (St. Lukes Health System Series A) (AAA/Aaa)
1,000,000	5.00	11/15/2014	1,065,740
Missouri State Health & Educational Facility Revenue Bonds (BJC Health Systems) Series A (NR/NR)
500,000	6.75	05/15/2012	601,995
Missouri State Health & Educational Facility Revenue Bonds (Freeman Health Systems Project) (BBB+/NR)
500,000	4.75	02/15/2005	510,660
Missouri State Health & Educational Facility Revenue Bonds (St. Anthony’s Medical Center) (A/A2)
1,220,000	6.25	12/01/2012	1,352,297
Missouri State Housing Development Commission Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
1,665,000	4.75	12/01/2010	1,742,372
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (FSA) (AAA/Aaa)
1,000,000	5.00	11/15/2019	1,034,460
Osage Beach MO Waterworks & Sewer System Revenue Bonds (NR/NR)
195,000	4.85	12/01/2006	208,863
225,000	5.50	12/01/2014	253,460
290,000	5.60	12/01/2015	328,381
St. Charles County MO Certificates of Participation Series B (NR/A2)
1,000,000	5.50	05/01/2018	1,040,250
St. Charles County MO Industrial Development Revenue Bonds (Housing Vanderbilt Apartments) (A-/NR)~
1,400,000	5.00	02/01/2009	1,417,500

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Parking Facilities Revenue Bonds (Downtown Parking Facilities Subordinated A) (NR/NR)
$ 675,000	5.88%	02/01/2020	$ 687,730
St. Peters MO GO Bonds (FGIC) (NR/Aaa)
650,000	7.20	01/01/2008	749,912
290,000	7.20	01/01/2009	341,988

			20,282,902

Nevada – 0.7%
Nevada Housing Division Single Family Revenue Bonds Series A-2 (AMT) (FHA) (NR/Aaa)
125,000	4.10	10/01/2004	125,895
Nevada State Natural Resources GO Bonds Series C (AA/Aa2)
460,000	5.00	04/01/2016	484,486
505,000	5.00	04/01/2018	526,078

			1,136,459

New Mexico – 0.0%
New Mexico Mortgage Finance Authority Revenue Bonds (Single Family Mortgage Program) Series A-3 (GNMA/FNMA/FHLMC) (AAA/NR)
20,000	6.15	09/01/2017	20,991

New York – 6.1%
Metropolitan Transportation Authority NY Service Contract Revenue Bonds (Refunding Series A) (AA-/A3)
2,000,000	5.10	01/01/2021	2,044,040
New York GO Bonds Series J (A/A2)
3,230,000	5.25	08/01/2011	3,457,457
New York NY City Municipal Water Finance Authority Water and Sewer System Revenue Bonds Series A (AA/Aa2)
700,000	4.00	06/15/2011	718,732
New York NY City Transitional Finance Authority Revenue Bonds (Prerefunded Future Tax Series B) (AA+/Aa2)
375,000	6.00	11/15/2013	436,586
New York NY City Transitional Finance Authority Revenue Bonds (Unrefunded Future Tax Series B) (AA+/Aa2)
125,000	6.00	11/15/2013	143,524
New York NY GO Bonds Series G (A/A2)
1,000,000	5.63	08/01/2013	1,087,420
New York State Dormitory Authority Revenue Bonds (Unrefunded Balance) Series C (AA-/A3)
240,000	7.38	05/15/2010	279,722
New York State Dormitory Authority Revenue Bonds Series B (AA-/A3)
540,000	5.00	05/15/2008	583,238
New York State Urban Development Corp. Revenue Bonds (AA-/A3)
1,000,000	6.25	01/01/2007	1,094,380
North Hempstead NY (Refunding Series B) (FGIC) (AAA/Aaa)
500,000	6.30	04/01/2008	566,480

			10,411,579

26	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
North Carolina – 0.3%
North Carolina Housing Finance Agency Revenue Bonds (Single Family) Series TT (AMT) (AA/Aa2)
$ 245,000	5.00%	03/01/2007	$ 252,188
260,000	5.00	09/01/2007	268,900

			521,088

North Dakota – 0.3%
North Dakota State Municipal Bond Bank Revenue Bonds (State Revolving Funding Program) Series A (NR/Aaa)
400,000	6.00	10/01/2020	455,204

Ohio – 3.3%
Cleveland OH GO Bonds (MBIA) (AAA/Aaa)
500,000	5.50	08/01/2008	554,600
Cuyahoga County OH GO Bonds (AA+/Aa1)
165,000	5.55	12/01/2020	179,746
Fremont OH GO Bonds (Variable Purpose) (AMBAC) (NR/Aaa)
1,305,000	5.00	12/15/2022	1,335,185
Kettering OH City School District GO Bonds (School Improvement) (FSA) (NR/Aaa)
1,065,000	5.00	12/01/2020	1,105,960
Lakota OH Local School District GO Bonds (Refunding & Improvement) (FGIC) (NR/Aaa)
1,245,000	5.50	12/01/2015	1,400,612
Olentangy OH Local School District GO Bonds Series A (AA/Aa2)
1,000,000	6.00	12/01/2008	1,048,630

			5,624,733

Oklahoma – 2.0%
Edmond OK Public Works Authority Utility Revenue Bonds (Refunding) (AMBAC) (AAA/Aaa)
500,000	5.60	07/01/2019	542,970
Tulsa County OK Public Facilities Authority Capital Improvement Revenue Bonds (AA/NR)
2,530,000	6.20	11/01/2014	2,870,766

			3,413,736

Oregon – 0.1%
Oregon State Housing & Community Services Department Revenue Bonds Series D (NR/Aa2)
110,000	5.55	07/01/2006	113,735

Rhode Island – 0.4%
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (NR/Aaa)
180,000	5.70	12/01/2012	195,145
190,000	5.75	12/01/2013	204,159
205,000	5.80	12/01/2014	218,331
125,000	5.90	12/01/2015	132,956

			750,591

South Carolina – 0.3%
Berkeley County SC GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
445,000	5.00	09/01/2014	478,602

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Dakota – 3.1%
Hot Springs SD School District No. 023-2 GO Bonds (FSA) (AAA/Aaa)
$ 120,000	4.80%	07/01/2009	$ 129,240
South Dakota Housing Development Authority Revenue Bonds (AAA/Aa1)
300,000	4.65	05/01/2006	307,851
South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage-E-1) (AAA/Aa1)
600,000	4.50	05/01/2004	600,000
660,000	4.60	05/01/2005	674,302
South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage-E-1-RMKT-8/6/1998) (AAA/Aa1)
780,000	4.70	05/01/2006	797,527
250,000	5.15	05/01/2011	258,977
South Dakota Housing Development Authority Revenue Bonds (Homeownership Mortgage) Series D (AAA/Aa1)
885,000	4.70	05/01/2006	908,833
South Dakota Housing Development Authority Revenue Bonds (Homeownership Mortgage) Series F (Morgan Stanley Dean Witter GIC) (AAA/Aa1)
200,000	5.10	05/01/2006	205,592
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Rapid City Regional Hospital) (MBIA) (AAA/Aaa)
800,000	5.00	09/01/2008	865,728
South Dakota State Health & Educational Revenue Bonds (MBIA) (AAA/Aaa)
500,000	5.00	09/01/2004	506,145

			5,254,195

Tennessee – 1.1%
Memphis TN Water Refunding Revenue Bonds (AAA/Aaa)
1,000,000	6.00	01/01/2006	1,068,860
Memphis-Shelby County TN Sports Authority, Inc. Revenue Bonds (Memphis Arena Project Series A) (AMBAC) (AAA/Aaa)
700,000	5.50	11/01/2011	785,162

			1,854,022

Texas – 3.9%
Keller TX Certificate Obligation (FGIC) (AAA/Aaa)
535,000	5.25	08/15/2009	590,303
530,000	5.25	08/15/2010	585,926
Mesquite TX Independent School District GO Bonds (Refunding Series A) (PSF-GTD) (AAA/NR)
1,000,000	5.13	08/15/2024	1,011,480
Midlothian TX Independent School District GO Bonds (Refunding) (PSF-GTD) (NR/Aaa)
1,045,000	5.13	02/15/2022	1,071,522
North Harris Montgomery Community College District Revenue Bonds (FGIC) (AAA/Aaa)
420,000	5.75	02/15/2018	464,625
North TX Municipal Water District Texas Regional Solid Waste Disposal System Revenue Bonds (AMBAC) (AAA/Aaa)
1,690,000	5.00	09/01/2020	1,735,985

The accompanying notes are an integral part of these financial statements.	27

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

April 30, 2004 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
San Antonio TX GO Bonds (General Improvement) (AA+/Aa2)
$ 10,000	6.00%	02/01/2020	$ 11,250
Texas State GO Bonds Series A (AA/Aa1)
200,000	5.65	10/01/2008	207,896
West University Place TX GO Bonds (Permanent Improvement) (FGIC) (AAA/Aaa)
990,000	5.25	02/01/2013	1,067,042

			6,746,029

Virginia – 3.7%
James City Service Authority VA Water & Sewer Revenue Bonds (FSA) (AAA/Aaa)
1,135,000	5.00	01/15/2015	1,219,603
Lynchburg VA Industrial Development Authority Educational Facilities Revenue Bonds (Lynchburg College) (BBB/NR)
1,400,000	5.75	09/01/2023	1,415,974
Metropolitan Washington DC Airports Authority Revenue Bonds (Refunding Series B) (AMT) (MBIA) (AAA/Aaa)
500,000	5.25	10/01/2009	539,710
2,000,000	5.25	10/01/2012	2,124,280
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Refunding) (FGIC) (AAA/Aaa)
1,000,000	5.25	07/15/2017	1,096,950

			6,396,517

Washington – 3.6%
Clark County WA Public Utility District No. 001 Generating System Revenue Bonds (FGIC) (AAA/Aaa)
2,250,000	6.00	01/01/2005	2,318,017
Port Seattle WA GO Bonds Series B (AMT) (AA+/Aa1)
1,890,000	6.00	12/01/2015	2,082,402
Spokane County WA School District No. 354 GO Bonds (A+/A2)
120,000	5.20	12/01/2006	124,061
Washington Higher Educational Facility University of Puget Sound Revenue Bonds (A+/A1)
500,000	5.00	10/01/2006	533,590
Washington State Higher Education Facilities Authority Revenue Bonds (Refunding University of Puget Sound Project) (A+/A1)
1,000,000	4.75	10/01/2008	1,067,430

			6,125,500

Wisconsin – 3.2%
Grafton WI School District GO Bonds (MBIA) (NR/Aaa)
615,000	5.75	04/01/2015	685,239
Oshkosh WI Area School District GO Bonds (Refunding Series B) (NR/A1)
1,200,000	4.80	03/01/2005	1,233,216
Wisconsin Housing & Economic Development Authority Housing Revenue Bonds Series B (AMT) (AMBAC) (AAA/Aaa)
575,000	5.00	11/01/2004	585,678

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Wisconsin – (continued)
Wisconsin State Certificates of Participation (Master Lease) Series D (MBIA) (AAA/Aaa)
$1,395,000	5.00%	03/01/2006	$ 1,472,060
1,465,000	4.00	03/01/2007	1,530,602

			5,506,795

Wyoming – 0.9%
Wyoming Community Development Authority Housing Revenue Bonds Series 5 (AA/Aa2)
785,000	4.80	06/01/2009	812,821
Wyoming Community Development Authority Housing Revenue Bonds Series 7 (AA/Aa2)
30,000	5.15	12/01/2010	32,029
660,000	5.20	12/01/2011	702,220

			1,547,070

Puerto Rico – 2.6%
Puerto Rico Commonwealth GO Bonds (Public Improvement) Series A (A-/Baa1)
1,000,000	5.25	07/01/2014	1,075,130
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series AA (A/Baa1)
1,150,000	5.00	07/01/2006	1,217,896
2,000,000	5.00	07/01/2007	2,149,480

			4,442,506

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $162,971,129)			$168,953,638

Short-Term Obligations# – 0.1%
Missouri – 0.1%
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Francis Medical Center) Series A (Bank of America LOC) (A-1+/NR)
$ 155,000	1.10%	05/03/2004	$ 155,000

TOTAL SHORT-TERM OBLIGATIONS
(Cost $155,000)			$ 155,000

Repurchase Agreement – 1.1%
State Street Bank & Trust Co.^
$1,893,000	0.75%	05/03/2004	$ 1,893,000
Maturity Value: $1,893,118

TOTAL REPURCHASE AGREEMENT
(Cost $1,893,000)			$ 1,893,000

TOTAL INVESTMENTS – 100.0%
(Cost $165,019,129)			$171,001,638
Liabilities in excess of other assets			(40,829)

Net Assets – 100.0%			$170,960,809

28	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

#	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2004.
^	Repurchase agreement was entered into on April 30, 2004. At April 30, 2004, this agreement was fully collateralized by U.S. Treasury Notes.
~	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset date.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investor Service. A description of the ratings is available in the Funds’ Statement of Additional Information.

Investment Abbreviations:
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
FGIC	—Insuredby Financial Guaranty Insurance Co.
FHA	—Insuredby Federal Housing Administration
FHLMC	—Insuredby Federal Home Loan Mortgage Corp.
FNMA	—Insuredby Federal National Mortgage Association
FSA	—Insuredby Financial Security Assurance Co.
GIC	—GuarantyInsurance Co.
GNMA	—Insuredby Government National Mortgage Association
GO	—GeneralObligation
IBC	—InsuredBond Certificates
LOC	—Letterof Credit
MBIA	—Insuredby Municipal Bond Investors Assurance
NR	—NotRated
PSF-GTD	—PermanentSchool Fund Guaranteed
Q-SBLF	—QualifiedSchool Bond Loan Fund

The accompanying notes are an integral part of these financial statements.	29

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Missouri Tax-Free Intermediate Bond Fund

Performance Review(a) (Unaudited)

For the six months ended April 30, 2004, the Institutional Shares of the Fund had a total return of 0.51%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 0.33% for the same period based on NAV. This compares to the Lipper Intermediate Municipal Funds Index(b) six-month return of 0.42% and the Lehman 3-15 Year Blend Index(c) six-month return of 0.76%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2004 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 94.8%
Michigan – 0.6%
Michigan State Hospital Finance Authority Revenue Bonds Series A (AAA/Aa2)
$ 500,000	6.13%	11/15/2026	$ 581,060
Michigan State Hospital Finance Authority Revenue Bonds Series A (MBIA) (AAA/Aaa)
500,000	5.50	11/15/2010	552,130

			1,133,190

Missouri – 90.9%
Belton MO Capital Improvement Sales Tax Revenue Bonds (MBIA) (NR/Aaa)
200,000	5.00	03/01/2005	206,130
200,000	5.00	03/01/2006	211,492
Belton MO Certificates of Participation Series B (MBIA) (NR/Aaa)
535,000	4.65	03/01/2011	558,369
Branson MO Reorganized School District Revenue Bonds (AMBAC) (AAA/Aaa)
300,000	5.50	03/01/2014	335,721
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A/NR)
1,070,000	5.25	06/01/2010	1,133,751
1,030,000	5.25	06/01/2011	1,089,091
1,000,000	5.25	06/01/2013	1,056,090
Cape Girardeau MO Special Obligation Revenue Bonds (Refunding & Improvement) (NR/NR)
490,000	4.50	10/01/2005	503,578
335,000	4.50	10/01/2006	347,438
125,000	4.50	10/01/2008	128,720
Cass County MO Certificates of Participation (FGIC) (AAA/Aaa)
1,000,000	5.00	04/01/2018	1,034,750

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Citizens Memorial Hospital District Revenue Bonds (Polk County Hospital) (Refunding Series B) (NR/Aaa)
$ 140,000	5.00%	08/01/2007	$ 152,139
145,000	5.00	08/01/2008	157,573
155,000	5.00	08/01/2009	168,440
160,000	5.00	08/01/2010	173,873
170,000	5.00	08/01/2011	184,741
180,000	5.00	08/01/2012	195,608
Clay County MO Public Building Authority Leasehold Revenue Bonds Series C (FSA) (AAA/NR)
40,000	5.00	05/15/2009	43,187
Clay County MO Public School District No. 53 Direct Deposit Program GO Bonds (AA+/NR)
875,000	5.60	03/01/2013	964,206
Clay County MO Public School District No. 53 Direct Deposit Program Series B (FSA) (AAA/Aaa)
1,000,000	5.00	03/01/2018	1,038,610
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series A (Refunding) (FSA) (AAA/Aaa)
1,000,000	5.00	03/01/2018	1,038,610
Clay County MO Reorganized School District No. R1 Kearney Direct Deposit Program GO Bonds (AA+/Aa1)
740,000	5.00	03/01/2013	786,028
850,000	5.00	03/01/2014	896,631
900,000	5.00	03/01/2015	945,000
Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)
500,000	5.00	12/01/2012	508,350
Columbia MO Certificates of Participation (Stephens Lake Property) (AA-/NR)
1,000,000	5.98	01/01/2007	1,056,140
Columbia MO Water & Electricity Revenue Bonds (Refunding and Improvement Series A) (AA-/A1)
550,000	4.70	10/01/2010	579,931

(a)	Fund returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(b)	The Lipper Intermediate Municipal Funds Index is an unmanaged index consisting of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. The Index figures do not reflect any fees, expenses or taxes.
(c)	The Lehman 3-15 Year Blend Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any fees, expenses or taxes.

30	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Florissant MO Certificates of Participation (FGIC) (NR/Aaa)
$ 485,000	5.00%	08/01/2015	$ 514,182
500,000	5.00	08/01/2016	526,515
450,000	5.00	08/01/2017	469,409
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding Series C) (FGIC) (NR/Aaa)
395,000	5.00	12/01/2015	419,585
Fulton MO 54 Transportation Corp. Highway Revenue Bonds (AMBAC) (AAA/NR)
1,580,000	5.00	09/01/2006	1,687,740
Grandview MO Certificates of Participation (FGIC) (NR/Aaa)
1,050,000	5.25	01/01/2018	1,112,832
Greene County MO Reorganized School District No. R8 Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
520,000	5.25	03/01/2016	562,172
1,050,000	5.25	03/01/2019	1,112,023
Hickman Mills MO C-1 School District Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
2,300,000	5.00	03/01/2019	2,391,333
Howard Bend MO Levee District Revenue Bonds (Refunding & Improvement) (NR/NR)
575,000	5.00	03/01/2020	558,434
Howard Bend MO Levee District Special Tax Revenue Bonds (NR/NR)
635,000	5.25	03/01/2007	671,062
850,000	5.85	03/01/2019	887,349
Independence MO School District Refunding Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
600,000	5.00	03/01/2013	650,232
Independence MO School District GO Bonds (AA+/Aa1)
1,230,000	5.25	03/01/2013	1,333,775
Jackson County MO Consolidated School District No. 002 Direct Deposit Program GO Bonds (AA+/NR)
1,275,000	5.00	03/01/2018	1,320,352
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NR/Aa3)
325,000	5.25	11/01/2014	350,512
340,000	5.35	11/01/2015	366,330
Jackson County MO Reorganized School District No. 007 Lee’s Summit Direct Deposit GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
1,070,000	5.25	03/01/2015	1,160,511
Jackson County MO Reorganized School District No. 007 Lee’s Summit School District Certificates of Participation (Refunding) (NR/NR)
200,000	5.00	10/01/2006	210,688
325,000	5.00	10/01/2007	343,294
345,000	5.00	10/01/2008	362,485
Jackson County MO Special Obligation Revenue Bonds Series A (MBIA) (NR/Aaa)
2,000,000	5.50	12/01/2012	2,254,500
1,000,000	5.00	12/01/2016	1,051,180
Jefferson County MO Consolidated Public Water Supply District No. C-1 (AMBAC) (NR/Aaa)
1,000,000	5.25	12/01/2015	1,091,450

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jefferson County MO Consolidated School District No. 006 Direct Deposit Program (MBIA) (AAA/Aaa)
$1,000,000	5.00%	03/01/2018	$ 1,038,610
2,000,000	5.00	03/01/2019	2,071,880
Jefferson County MO Reorganized School District No. R6 GO Bonds (Refunding Insured) (FGIC) (AAA/Aaa)
530,000	5.00	03/01/2011	569,501
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (AA/NR)
330,000	5.35	06/01/2009	360,703
425,000	5.70	06/01/2013	459,786
380,000	5.75	06/01/2014	415,523
400,000	5.80	06/01/2015	436,660
Kansas City MO Municipal Assistance Corp. Revenue Bonds (Refunding & Improvement Series B) (AA-/A2)
300,000	6.20	10/01/2007	335,076
Kansas City MO Water Revenue Bonds Series A (AA/Aa3)
1,640,000	5.75	12/01/2017	1,836,538
1,735,000	5.80	12/01/2018	1,945,785
Kansas City MO Water Revenue Bonds Series C (FGIC) (AAA/Aaa)
850,000	5.00	12/01/2016	894,820
1,035,000	5.00	12/01/2019	1,071,225
Lake of the Ozarks Community Board Corp. MO Bridge System Revenue Bonds (NR/Aaa)
215,000	6.25	12/01/2016	242,462
Lebanon MO Reorganized School District No. R-3 Direct Deposit Program GO Bonds (AA+/NR)
270,000	5.45	03/01/2014	289,705
Lee’s Summit MO Certificates of Participation (Park Project) (NR/Aa3)
500,000	4.00	07/01/2006	519,480
Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)
1,335,000	5.25	07/01/2011	1,488,846
500,000	5.25	07/01/2012	549,955
1,135,000	5.25	07/01/2015	1,223,927
Lee’s Summit MO Water & Sewer Revenue Bonds Combination Series A (AMBAC) (NR/Aaa)
480,000	5.00	07/01/2020	497,198
Mehlville MO School District No. R-9 Certificates of Participation (Capital Improvement Projects) (FSA) (AAA/Aaa)
1,000,000	5.25	09/01/2012	1,105,580
Missouri 210 Highway Transportation Development District Revenue Bonds Series A (Firstar Bank NA LOC) (AA-/A1)
2,125,000	4.80	07/15/2006	2,230,995
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (MBIA) (AAA/Aaa)
1,410,000	5.25	12/01/2015	1,526,043
Missouri Higher Education Student Loan Revenue Bonds Series EE (NR/Aaa)
500,000	4.50	02/15/2010	516,405
Missouri Higher Education Student Loan Revenue Bonds Series RR (NR/A2)
1,500,000	5.85	07/15/2010	1,639,635

The accompanying notes are an integral part of these financial statements.	31

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

April 30, 2004 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Certificates of Participation (Bonne Terre Prison Project) Series A (AMBAC) (AAA/Aaa)
$ 400,000	5.05%	06/01/2016	$ 418,536
500,000	5.13	06/01/2017	521,380
Missouri State Development Finance Board Infrastructure Facilities (Eastland Centre PJ-A) (A+/NR)
700,000	5.75	04/01/2012	758,583
Missouri State Development Finance Board Infrastructure Facilities (Hartman Heritage Centre PJ-A) (AMBAC) (NR/Aaa)
1,430,000	5.55	04/01/2012	1,564,406
Missouri State Development Finance Board Infrastructure Facilities Riverside Quindaro L-385 Project (NR/NR)
630,000	5.20	03/01/2011	649,398
1,035,000	5.30	03/01/2012	1,060,409
680,000	5.60	03/01/2016	693,797
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Branson) Series A (BBB+/Baa1)
700,000	5.00	12/01/2005	727,797
Missouri State Development Finance Board Infrastructure Facilities Revenue (Hartman Heritage Center Phase II) (AMBAC) (AAA/Aaa)
300,000	5.00	04/01/2013	322,887
1,240,000	5.00	04/01/2021	1,273,331
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Electric Coop Thomas Hill) (AA/A1)
100,000	5.50	12/01/2004	102,374
1,500,000	5.50	12/01/2006	1,628,595
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Tri-County Water Authority Project) (Radian) (AA/NR)
445,000	5.60	04/01/2011	491,204
1,500,000	6.00	04/01/2022	1,636,545
Missouri State Environmental Improvement & Energy Resources Authority Water Facilities (Refunding) (Tri-County Water Authority Project) (Radian) (AA/NR)
425,000	5.50	04/01/2009	465,804
500,000	5.55	04/01/2010	543,000
Missouri State Environmental Improvement & Energy Resources Authority Water Facilities Refunding (Tri-County Water Authority Project) (Radian) (AA/NR)
280,000	5.75	04/01/2019	302,266
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series A (State Revolving Funds Program) (NR/Aaa)
1,020,000	4.90	07/01/2004	1,024,641
630,000	5.13	07/01/2011	686,586
1,700,000	5.20	07/01/2012	1,843,038
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series B (State Revolving Funds Program) (NR/Aaa)
1,790,000	5.25	01/01/2011	1,963,737
2,130,000	5.13	01/01/2018	2,257,353
725,000	5.00	01/01/2022	745,474
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series D (State Revolving Funds Program) (NR/Aaa)
340,000	5.13	01/01/2010	366,765

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series E (State Revolving Funds Program) (NR/Aaa)
$ 735,000	5.75%	01/01/2009	$ 824,222
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Refunding Associated Electric Coop) (AMBAC-TCRS) (AAA/Aaa)
300,000	5.50	12/01/2005	317,127
Missouri State GO Bonds (Fourth State Building) Series A (AAA/Aaa)
1,000,000	6.00	08/01/2005	1,056,660
Missouri State Health & Educational Facility Authority Educational Facilities Revenue Bonds (Central Institute for the Deaf) (Radian) (AA/NR)
1,000,000	5.85	01/01/2022	1,072,350
Missouri State Health & Educational Facility Authority Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)
490,000	5.00	02/15/2009	513,696
510,000	5.00	02/15/2014	512,703
Missouri State Health & Educational Facility Authority Revenue Bonds (St. Lukes Health System) Series A (AAA/Aaa)
2,000,000	5.00	11/15/2014	2,131,480
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) (AA/Aa2)
150,000	6.00	05/15/2011	172,176
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) Series A (AMBAC-TCRS) (AAA/Aaa)
1,735,000	5.15	05/15/2010	1,904,162
Missouri State Health & Educational Facility Revenue Bonds (BJC Health Systems) Series A (NR/NR)
2,000,000	6.75	05/15/2012	2,407,980
Missouri State Health & Educational Facility Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
280,000	5.00	05/15/2012	293,345
Missouri State Health & Educational Facility Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
750,000	5.25	05/15/2018	761,985
Missouri State Health & Educational Facility Revenue Bonds (Freeman Health Systems Project) (BBB+/NR)
500,000	4.75	02/15/2005	510,660
Missouri State Health & Educational Facility Revenue Bonds (SSM Health Care) Series A (AA-/NR)
300,000	5.00	06/01/2005	310,830
Missouri State Health & Educational Facility Revenue Bonds (SSM Health Care) Series A (MBIA) (AAA/Aaa)
1,000,000	5.50	06/01/2006	1,070,890
Missouri State Health & Educational Facility Revenue Bonds (St. Anthony’s Medical Center) (A/A2)
550,000	6.25	12/01/2008	610,434
1,050,000	6.25	12/01/2011	1,170,855
700,000	6.25	12/01/2012	775,908
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AA-/A1)
1,000,000	5.50	10/01/2012	1,116,730

32	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facility Revenue Bonds (St. Luke’s Episcopal-Presbyterian Hospital) (FSA) (AAA/Aaa)
$1,650,000	4.75%	12/01/2010	$ 1,773,123
Missouri State Health & Educational Facility Revenue Bonds (The Washington University Refunding Series A) (NR/Aa1)
1,750,000	4.75	08/15/2005	1,822,590
Missouri State Health & Educational Facility Revenue Bonds (University of Missouri-Columbia Arena Project) (AA+/Aa1)
500,000	5.00	11/01/2017	524,490
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AA-/A1)
1,200,000	5.25	10/01/2010	1,304,928
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AMBAC) (AAA/Aaa)
1,000,000	5.00	10/01/2010	1,069,520
Missouri State Highways & Transportation Commission Redevelopment Revenue Bonds (Refunding Series A) (AA/Aa2)
450,000	5.00	02/01/2015	474,691
Missouri State Highways & Transportation Commission Redevelopment Revenue Bonds Series A (AA/Aa2)
875,000	5.50	02/01/2009	971,329
Missouri State Housing Development Community Mortgage Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
905,000	4.50	12/01/2008	944,078
1,135,000	4.65	12/01/2009	1,183,589
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-1) (AMT) (GNMA/FNMA) (AAA/NR)
185,000	5.80	09/01/2011	191,129
165,000	5.90	09/01/2012	172,950
180,000	6.00	09/01/2013	185,845
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-2) (AMT) (GNMA/FNMA) (AAA/NR)
90,000	5.40	03/01/2006	92,635
75,000	5.50	03/01/2007	77,949
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan B-2) (AMT) (GNMA/FNMA) (AAA/NR)
115,000	4.75	03/01/2007	118,234
105,000	5.20	03/01/2008	109,207
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Series C-2) (AMT) (GNMA/FNMA) (AAA/NR)
100,000	4.90	09/01/2007	103,556
100,000	5.00	03/01/2008	103,902
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Series E-1) (AMT) (GNMA/FNMA) (AAA/NR)
145,000	5.00	03/01/2012	149,774
145,000	5.00	09/01/2012	149,773
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeownership-B) (GNMA/FNMA) (AAA/NR)
20,000	5.50	03/01/2006	20,617

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Community Mortgage Revenue Bonds Series C-2 (AMT) (GNMA/FNMA) (AAA/NR)
$ 70,000	4.90%	03/01/2007	$ 71,390
Missouri State Stormwater Control GO Bonds Series A (AAA/Aaa)
300,000	5.25	08/01/2016	328,506
Missouri State Water Pollution Control GO Bonds Series A (AAA/Aaa)
475,000	7.00	06/01/2010	571,848
Monarch-Chesterfield MO Levee District Revenue Bonds (MBIA) (AAA/Aaa)
1,000,000	5.45	03/01/2014	1,092,340
New Liberty Hospital District Revenue Bonds (MBIA) (NR/Aaa)
515,000	5.00	12/01/2010	557,544
1,180,000	5.13	12/01/2012	1,262,907
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (FSA) (AAA/Aaa)
1,000,000	5.00	11/15/2018	1,037,600
Northwest Missouri State University Revenue Bonds (Housing System) (MBIA) (NR/Aaa)
2,875,000	5.00	06/01/2020	2,976,689
O’ Fallon MO Certificates of Participation (AMBAC) (AAA/Aaa)
1,000,000	5.75	12/01/2004	1,027,320
O’ Fallon MO Certificates of Participation (MBIA) (NR/Aaa)
1,000,000	5.00	02/01/2022	1,024,420
Osage Beach MO Waterworks and Sewer System Revenue Bonds (NR/NR)
220,000	4.75	12/01/2011	238,779
250,000	5.30	12/01/2012	278,695
575,000	4.95	12/01/2013	628,993
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding & Improvement-Ozarks College Project) (FSA) (AAA/Aaa)
600,000	4.80	03/01/2015	623,658
740,000	4.90	03/01/2016	769,075
Palmyra MO Certificates of Participation (Capital Improvements Project) (NR/NR)
325,000	3.75	08/01/2007	327,057
350,000	4.30	08/01/2009	354,239
205,000	4.70	08/01/2012	206,238
Pike County MO Certificates of Participation (NR/NR)
720,000	5.63	12/01/2019	728,734
450,000	5.38	12/01/2023	431,325
Richmond Heights MO Certificates of Partnership Capital Improvement Projects Series A Certificates of Participation (MBIA) (AAA/Aaa)
540,000	4.60	08/15/2005	561,168
575,000	4.70	02/15/2006	603,411
430,000	4.70	08/15/2006	455,912
Ritenour MO Consolidated School District ( Refunding Series A) (FGIC) (AAA/Aaa)
950,000	9.50	02/01/2008	1,170,571
Rolling Hills MO Consolidated Library District Certificates of Participation (XLCA) (AAA/NR)
355,000	5.00	03/01/2019	365,306
745,000	5.00	03/01/2020	765,748

The accompanying notes are an integral part of these financial statements.	33

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

April 30, 2004 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Scott County MO Public Facilities Authority Leasehold Revenue Bonds (AMBAC) (NR/Aaa)
$ 500,000	4.85%	12/01/2008	$ 534,605
Springfield MO Certificates of Participation (Law Enforcement Communication) (NR/Aa3)
400,000	5.35	06/01/2008	438,020
Springfield MO School District No. 12 Revenue Bonds (Refunding Series B) (FGIC) (AAA/Aaa)
620,000	9.50	03/01/2007	738,451
Springfield MO School District No. R12 GO Bonds (Refunding Direct Deposit Program Series A) (AA+/NR)
500,000	4.65	03/01/2006	524,130
St. Charles County MO Community College GO Bonds (FGIC) (NR/Aaa)
890,000	5.00	02/15/2016	927,549
St. Charles County MO Industrial Development Revenue Bonds (Housing Vanderbilt Apartments) (A-/NR)~
1,050,000	5.00	02/01/2009	1,063,125
St. Charles MO Certificates of Participation Series B (NR/A2)
500,000	5.00	05/01/2009	529,595
875,000	5.00	05/01/2010	925,479
500,000	5.00	05/01/2011	525,860
500,000	5.50	05/01/2018	520,125
St. Charles MO Public Facilities Authority Leasehold Revenue Bonds (MBIA) (NR/Aaa)
1,000,000	4.80	02/01/2007	1,067,330
St. Louis County MO Certificates of Partnership (AA+/Aa2)
300,000	4.40	05/15/2011	311,085
St. Louis County MO GO Bonds (Unrefunded Series A) (AAA/Aaa)
105,000	5.10	02/01/2006	105,319
St. Louis County MO Industrial Development Authority Revenue Bonds (Eden Theological Seminary Project) (NR/NR)
355,000	5.45	10/15/2014	361,844
500,000	5.50	10/15/2018	506,780
St. Louis County MO Mortgage Revenue Bonds (Certificates Receipts-GNMA Collateral) Series F (AAA/NR)
500,000	5.20	07/01/2007	542,920
St. Louis County MO Regional Convention & Sports Complex Authority Revenue Bonds (Refunding Convention & Sport Facilities Project B-1) (AA+/Aa2)
2,000,000	5.00	08/15/2006	2,133,360
St. Louis County MO Rockwood School District No. R6 GO Bonds Series A (AA+/NR)
1,865,000	5.00	02/01/2014	1,988,538
St. Louis County MO School District GO Bonds Lindbergh (NR/Aa2)
595,000	5.30	02/15/2009	613,582
200,000	5.40	02/15/2010	206,320
St. Louis County MO School District No. 2 Direct Deposit Program GO Bonds Parkway (AA+/NR)
440,000	6.50	03/01/2008	499,800
St. Louis MO Airport Revenue Bonds (Lambert St. Louis International) Series B (AMT) (FGIC) (AAA/Aaa)
1,395,000	6.00	07/01/2009	1,550,487

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Board of Education GO Bonds Series B (State Aid Direct Deposit) (FGIC) (AAA/Aaa)
$1,500,000	5.50%	04/01/2010	$ 1,660,515
St. Louis MO GO Bonds (Public Safety) (FGIC) (AAA/Aaa)
3,000,000	5.13	02/15/2012	3,225,420
St. Louis MO Municipal Finance Corporation Leasehold Revenue Bonds (Improvement City Justice Center Series A) (AMBAC) (AAA/Aaa)
600,000	5.75	02/15/2011	652,890
St. Louis MO Municipal Finance Corporation Leasehold Revenue Bonds (Refunding City Justice Center) Series A (AMBAC) (NR/Aaa)
700,000	5.25	02/15/2015	758,926
St. Louis MO Municipal Finance Corporation Leasehold Revenue Bonds (Refunding Civil Centers Building Project Series A) (FSA) (AAA/Aaa)
400,000	5.00	08/01/2012	434,840
St. Louis MO Parking Facility Revenue Bonds (Downtown Parking Facilities Subordinated A) (NR/NR)
1,200,000	5.50	02/01/2015	1,231,044
St. Peters MO GO Bonds (Refunding) (FGIC) (NR/Aaa)
995,000	7.20	01/01/2008	1,147,942
1,330,000	7.20	01/01/2009	1,568,429
Sullivan MO Consolidated School District No. 2 Direct Deposit Program GO Bonds Franklin County (AA+/NR)
800,000	6.05	03/01/2020	920,656
Sullivan MO School District Building Corporation Leasehold Revenue Bonds (Radian) (AA/NR)
275,000	5.25	03/01/2014	294,635
300,000	5.25	03/01/2015	319,152
Taney County MO Reorganized School District No R-V GO Bonds (Hollister SD-Refunding & Improvement-MO Direct Deposit Program) (FSA) (AAA/Aaa)
1,100,000	5.00	03/01/2018	1,142,867
1,050,000	5.00	03/01/2021	1,080,880
Troy MO Reorganized School District No. 3 Lincoln County (Direct Deposit Program) (AA+/NR)
1,000,000	5.00	03/01/2017	1,045,350
University of Missouri Revenue Bonds (Refunding System Facilities Series B) (AA/Aa2)
375,000	5.38	11/01/2014	413,179
University of Missouri Revenue Bonds (System Facilities Series A) (AA/Aa2)
250,000	4.25	11/01/2005	259,782
Washington MO School District Direct Deposit GO Bonds (Refunding) (FSA) (AAA/Aaa)
1,000,000	5.25	03/01/2013	1,103,040

			163,627,812

Puerto Rico – 3.3%
Puerto Rico Commonwealth GO Bonds (Public Improvement) Series A (A-/Baa1)
1,000,000	5.25	07/01/2014	1,075,130

34	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series AA (A/Baa1)
$1,895,000	5.00%	07/01/2007	$ 2,036,633
Puerto Rico Municipal Finance Agency (Refunding Series B) (FSA) (AAA/Aaa)
2,455,000	5.50	08/01/2018	2,707,251

			5,819,014

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $163,859,862)			$170,580,016

Short-Term Obligation# – 4.1%
Missouri – 4.1%
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (U.S. Bank NA SPA) (NR/VMIG1)
$ 90,000	1.15%	05/03/2004	$ 90,000
Missouri State Health & Educational Facility Authority Educational Facilities Revenue Bonds (Washington University) Series C (JP Morgan Chase SPA) (A-1+/VMIG1)
3,600,000	1.10	05/03/2004	3,600,000
Missouri State Health & Educational Facility Authority Health Facilities Revenue Bonds (Refunding Cox Health System) (MBIA) (Chase Manhattan Bank SPA) (A-1+/VMIG1)
3,600,000	1.10	05/03/2004	3,600,000

TOTAL SHORT-TERM OBLIGATIONS
(Cost $7,290,000)			$ 7,290,000

Repurchase Agreement – 0.4%
State Street Bank & Trust Co.^
$ 769,000	0.75%	05/03/2004	$ 769,000
Maturity Value: $769,048

TOTAL REPURCHASE AGREEMENT
(Cost $769,000)			$ 769,000

TOTAL INVESTMENTS – 99.3%
(Cost $171,918,862)			$178,639,016
Other assets in excess of liabilities – 0.7%			1,345,808

Net Assets – 100.0%			$179,984,824

#	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2004.
^	Repurchase agreement was entered into on April 30, 2004. At April 30, 2004, this agreement was fully collateralized by U.S. Treasury Notes.
~	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset date.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service. A description of the ratings is available in the Funds’ Statement of Additional Information.

Investment Abbreviations:
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
FGIC	—Insuredby Financial Guaranty Insurance Co.
FHA	—Insuredby Federal Housing Administration
FNMA	—Insuredby Federal National Mortgage Association
FSA	—Insuredby Financial Security Assurance Co.
GNMA	—Insuredby Government National Mortgage Association
GO	—GeneralObligation
LOC	—Letterof Credit
MBIA	—Insuredby Municipal Bond Investors Assurance
NR	—NotRated
Radian	—Insuredby Radian Asset Assurance
SD	—SchoolDistrict
SPA	—Stand-byPurchase Agreement
TCRS	—TransferableCustodial Receipts
XLCA	—Insuredby XL Capital Assurance, Inc.

The accompanying notes are an integral part of these financial statements.	35

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Kansas Tax-Free Intermediate Bond Fund

Performance Review(a)  (Unaudited)

For the six months ended April 30, 2004, the Institutional Shares of the Fund had a total of 0.51%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 0.39% for the same period based on NAV. This compares to the Lipper Intermediate Municipal Funds Index(b) six-month return of 0.42% and the Lehman 3-15 Year Blend Index(c) six-month return of 0.76%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2004 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 96.8%
Kansas – 90.2%
Atchison County KS Unified School District No. 409 GO Bonds (FSA) (AAA/Aaa)
$ 250,000	5.30%	09/01/2007	$ 253,528
Augusta KS Electric Systems Revenue Bonds (AMBAC) (AAA/Aaa)
1,000,000	4.75	08/01/2017	1,025,300
Butler County KS Unified School District No. 402 GO Bonds (Refunding) (FSA) (AAA/NR)
630,000	3.00	10/01/2009	618,143
Crawford County KS Unified School District GO Bonds (FSA) (NR/Aaa)
545,000	4.60	09/01/2013	563,149
Derby KS GO Bonds (Refunding Series B) (AMBAC) (NR/Aaa)
440,000	5.00	12/01/2013	471,456
Derby KS GO Bonds Series A (AMBAC) (NR/Aaa)
310,000	4.90	12/01/2014	325,996
Derby KS Water Systems Revenue Bonds (Refunding & Improvement Series 2) (AMBAC) (AAA/Aaa)
500,000	5.60	10/01/2019	563,615
Dodge KS Unified School District No. 443 GO Bonds (FSA) (AAA/Aaa)
210,000	7.00	09/01/2004	213,963
535,000	7.00	09/01/2006	596,808
Dodge KS Unified School District No. 443 GO Bonds (Refunding) (FGIC) (NR/Aaa)
1,450,000	5.00	03/01/2012	1,571,815
Douglas County KS GO Bonds (Refunding Sales Tax Series A) (AMBAC) (NR/Aaa)
1,000,000	5.00	08/01/2012	1,084,150
Douglas County KS Unified School District No. 497 GO Bonds Series A (NR/Aa3)
400,000	5.00	09/01/2006	425,584

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
$ 495,000	5.00%	09/01/2015	$ 530,363
Johnson County KS Community College Revenue Bonds (Student Commons & Parking) (MBIA) (AAA/Aaa)
410,000	4.35	11/15/2007	437,318
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA/Aa1)
480,000	4.50	10/01/2004	486,600
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series A) (FGIC) (AAA/Aaa)
500,000	6.00	10/01/2016	582,090
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series A) (FSA) (AAA/Aaa)
485,000	5.00	10/01/2006	520,298
415,000	4.50	10/01/2012	432,488
1,000,000	5.13	10/01/2016	1,050,630
Johnson County KS Unified School District No. 233 GO Bonds (Refunding Series B) (FGIC) (AAA/Aaa)
500,000	5.50	09/01/2017	558,180
Johnson County KS Unified School District No. 512 GO Bonds (Shawnee Mission) Series A (NR/Aa1)
325,000	6.00	10/01/2007	361,341
400,000	4.40	10/01/2012	411,604
Johnson County KS Water District No. 001 Revenue Bonds (AAA/Aaa)
735,000	5.00	12/01/2010	807,809
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (AAA/Aaa)
545,000	4.60	12/01/2009	586,818
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (ADFA GTD) (AAA/Aaa)
275,000	5.00	12/01/2019	287,067

(a)	Fund returns assume fee waivers and expense reductions and are not annualized. (Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(b)	The Lipper Intermediate Municipal Funds Index is an unmanaged index consisting of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. The Index figures do not reflect any fees, expenses or taxes.
(c)	The Lehman 3-15 Year Blend Index is an unmanaged index composed of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any fees, expenses or taxes.

36	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas Independent College Finance Authority Revenue Bonds (Benedictine College Project) (NR/NR)
$ 645,000	6.50%	10/01/2015	$ 731,869
Kansas State Department of Transportation Highway Revenue Bonds (AA+/Aa2)
760,000	6.13	09/01/2009	878,818
Kansas State Department of Transportation Highway Revenue Bonds (AA+/Aa2)
800,000	5.25	09/01/2019	890,816
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (AA+/Aa2)
300,000	5.50	09/01/2012	338,820
Kansas State Department of Transportation Highway Revenue Bonds Series A (AA+/Aa2)
340,000	5.00	09/01/2014	374,969
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority) Series D (MBIA) (AAA/Aaa)
1,270,000	5.25	05/01/2013	1,378,039
Kansas State Development Finance Authority Lease Revenue Bonds (State Capitol Project V-I-A) (FSA) (AAA/Aaa)
500,000	5.00	10/01/2011	542,090
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series R (A-/NR)
500,000	5.00	07/01/2014	520,690
Kansas State Development Finance Authority Revenue Bonds (Board of Regents Rehab) Series G-2 (AMBAC) (AAA/Aaa)
1,000,000	5.50	10/01/2007	1,101,800
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (NR/Aaa)
200,000	5.00	08/01/2010	216,526
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (AAA/Aaa)
400,000	5.00	02/01/2012	428,472
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority) Series D (MBIA) (AAA/Aaa)
400,000	5.00	05/01/2012	429,216
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series J (AMBAC) (AAA/Aaa)
2,050,000	5.00	08/01/2017	2,150,347
Kansas State Development Finance Authority Revenue Bonds (Limited Tax Impact Program) Series V (AA/A2)
1,065,000	5.00	06/01/2006	1,129,294
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Loan-2) (MBIA-IBC) (AAA/Aaa)
575,000	5.25	04/01/2010	627,871
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (NR/Aa3)
990,000	5.25	04/01/2013	1,059,043
600,000	5.00	04/01/2016	623,676

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (AMBAC) (AAA/Aaa)
$ 705,000	5.50%	04/01/2014	$ 783,608
Kansas State Development Finance Authority Revenue Bonds (Refunding-Wichita State University Housing System-P) (AMBAC) (AAA/Aaa)
600,000	5.00	06/01/2013	645,312
630,000	5.00	06/01/2014	670,843
300,000	5.00	06/01/2016	314,811
Kansas State Development Finance Authority Revenue Bonds (Skill Program) Series K-1 (AA/A2)
500,000	4.65	12/01/2005	522,620
Kansas State Development Finance Authority Revenue Bonds (State Projects Series W) (MBIA) (AAA/Aaa)
320,000	4.00	10/01/2011	328,877
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund I) (AAA/Aaa)
955,000	5.00	11/01/2009	1,046,441
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
1,100,000	6.00	11/01/2015	1,276,385
280,000	5.50	05/01/2017	315,554
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Loan II) (AAA/Aaa)
500,000	5.25	05/01/2007	542,065
500,000	5.40	05/01/2012	545,885
Lawrence KS Hospital Revenue Bonds (Lawrence Memorial Hospital) (Radian) (AA/Baa1)
350,000	5.75	07/01/2014	386,834
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/Baa1)
550,000	5.25	07/01/2010	581,619
1,000,000	5.38	07/01/2014	1,048,930
700,000	5.38	07/01/2015	732,662
Leavenworth County KS GO Bonds Series A (AMBAC) (AAA/NR)
500,000	5.00	12/01/2005	514,390
Leawood KS GO Bonds Series A (NR/Aa1)
385,000	4.00	09/01/2008	402,552
McPherson County KS Unified School District No. 400 Lindsborg GO Bonds (Refunding) (FGIC) (AAA/Aaa)
775,000	5.00	09/01/2011	845,820
830,000	5.00	09/01/2012	900,450
McPherson KS GO Bonds (Refunding & Improvement Series 125) (AMBAC) (AAA/Aaa)
790,000	5.00	08/01/2008	859,970
Merriam KS GO Bonds (Refunding Internal Improvement Series C) (FGIC) (NR/Aaa)
485,000	4.10	10/01/2007	503,920
Newton KS GO Bonds (Refunding & Improvement) (MBIA) (NR/Aaa)
335,000	4.00	09/01/2009	349,342
305,000	4.20	09/01/2011	317,273

The accompanying notes are an integral part of these financial statements.	37

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

April 30, 2004 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Olathe KS Educational Facilities Revenue Bonds (Kansas Independent Series C) (NR/NR)
$ 500,000	5.40%	10/01/2013	$ 516,165
Osage City KS Electric Utility Systems Revenue Bonds (Refunding & Improvement) (NR/NR)
1,000,000	6.15	12/01/2020	1,061,270
Pittsburg KS GO Bonds (Refunding) (FSA) (NR/Aaa)
600,000	5.50	09/01/2011	674,004
Pratt KS Electric Utility Systems Revenue Bonds Series 2001-1 (AMBAC) (AAA/Aaa)
725,000	4.85	05/01/2013	759,496
Riley County KS GO Bonds (Refunding Series A) (AMBAC) (AAA/Aaa)
645,000	4.20	09/01/2004	651,488
470,000	4.50	09/01/2009	491,813
Saline County KS Unified School District No. 305 GO Bonds (Refunding & Improvement) (FSA) (NR/Aaa)
300,000	5.50	09/01/2016	327,903
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (AAA/NR)
680,000	5.25	09/01/2014	739,629
670,000	5.25	09/01/2015	726,280
Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program Series A-1) (AMT) (GNMA) (NR/Aaa)
30,000	5.00	06/01/2013	30,195
Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program Series A-2) (AMT) (GNMA) (NR/Aaa)
445,000	5.80	06/01/2017	454,812
Sedgwick County KS GO Bonds Series A (AA+/Aa1)
1,000,000	5.50	08/01/2004	1,010,540
455,000	4.15	08/01/2010	474,019
Sedgwick County KS Public Building Revenue Bonds (Exploration Place Project) Series A (AA+/Aa1)
300,000	6.00	08/01/2004	303,636
Sedgwick County KS Unified School District No. 261 GO Bonds (FSA) (AAA/NR)
490,000	6.75	11/01/2005	527,358
Sedgwick County KS Unified School District No. 265 GO Bonds (FGIC) (NR/Aaa)
00,000	5.50	10/01/2009	558,760
Sedgwick County KS Unified School District No. 265 GO Bonds (FSA) (AAA/Aaa)
250,000	5.75	10/01/2008	254,842
Seward County KS GO Bonds (Refunding Series A) (AMBAC) (AAA/Aaa)
725,000	4.00	08/01/2010	746,359
Seward County KS Unified School District No. 480 GO Bonds (FSA) (NR/Aaa)
100,000	6.25	09/01/2005	106,234

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Shawnee County KS GO Bonds (Refunding & Improvement Series A) (NR/A1)
$ 500,000	4.25%	09/01/2004	$504,880
490,000	5.00	09/01/2008	531,292
250,000	5.25	09/01/2009	275,143
520,000	4.90	09/01/2013	542,786
Shawnee County KS School District No. 437 GO Bonds (AMBAC) (AAA/Aaa)
500,000	5.00	09/01/2004	506,310
250,000	5.20	09/01/2007	253,448
Shawnee County KS Unified School District No. 501 GO Bonds (NR/Aa3)
1,000,000	5.00	02/01/2014	1,048,290
500,000	5.00	02/01/2018	519,465
Topeka KS Water & Water Pollution Control Utility Revenue Bonds Series A (FGIC) (NR/Aaa)
565,000	5.50	08/01/2010	631,772
University of Kansas Hospital Authority Health Facilites Revenue Bonds (Kansas University Health System) (A-/NR)
200,000	5.50	09/01/2011	213,116
1,000,000	6.00	09/01/2014	1,093,650
Wichita KS GO Bonds (Sales Tax) (AA/Aa2)
1,000,000	5.00	04/01/2014	1,062,450
Wichita KS GO Bonds Series 735 (AA/Aa2)
250,000	4.00	09/01/2009	250,900
Wichita KS GO Bonds Series 766 (AA/Aa2)
455,000	4.30	09/01/2010	475,247
Wichita KS GO Bonds Series 774 (MBIA) (AAA/Aaa)
530,000	4.00	09/01/2006	555,281
Wichita KS Hospital Revenue Bonds (Refunding Facilities Improvement Series XI) (A+/NR)
1,500,000	6.75	11/15/2014	1,684,635
Wyandotte County KS Revenue Bonds (Refunding & Improvement) (MBIA) (AAA/Aaa)
600,000	4.40	09/01/2011	627,552
Wyandotte County KS School District No. 204 GO Bonds (Refunding & Improvement Series A) (FSA) (NR/Aaa)
300,000	6.38	09/01/2011	353,784
785,000	5.38	09/01/2015	844,723

			65,014,159

Puerto Rico – 6.6%
Puerto Rico Commonwealth GO Bonds (MBIA) (AAA/Aaa)
500,000	5.38	07/01/2021	555,775
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement Series A) (MBIA) (AAA/Aaa)
475,000	5.50	07/01/2016	533,767
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding Series X) (FSA-CR) (AAA/Aaa)
425,000	5.50	07/01/2015	478,223

38	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds Series AA (A/Baa1)
$1,000,000	5.00%	07/01/2007	$1,074,740
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue Bonds Series G (FGIC) (AAA/Aaa)
1,000,000	5.25	07/01/2021	1,060,330
Puerto Rico Municipal Finance Agency GO Bonds (Refunding Series B) (FSA) (AAA/Aaa)
500,000	5.50	08/01/2018	551,375
Puerto Rico Municipal Finance Agency GO Bonds Series A (FSA) (AAA/Aaa)
500,000	5.50	08/01/2019	548,605

			4,802,815

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $67,534,974)			$69,816,974

Short-Term Obligations# – 1.4%
Kansas – 1.4%
Kansas State Department of Transportation Highway Revenue Bonds Series B-1 (A-1+/VMIG1)
$1,000,000	1.05%	05/03/2004	$1,000,000

TOTAL SHORT-TERM OBLIGATIONS
(Cost $1,000,000)			$1,000,000

Repurchase Agreement – 1.0%
State Street Bank & Trust Co.^
$ 722,000	0.75%	05/03/2004	$722,000
Maturity Value: $722,045

TOTAL REPURCHASE AGREEMENT
(Cost $722,000)			$722,000

TOTAL INVESTMENTS – 99.2%
(Cost $69,256,974)			$71,538,974
Other assets in excess of liabilities – 0.8%			567,054

Net Assets – 100.0%			$72,106,028

#	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2004.
^	Repurchase agreement was entered into on April 30, 2004. At April 30, 2004, this agreement was fully collateralized by U.S. Treasury Notes.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service. A description of the ratings is available in the Funds’ Statement of Additional Information.

Investment Abbreviations:
ADFA	—ArkansasDevelopment Finance Authority
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
CR	—CustodialReceipts
FGIC	—Insuredby Financial Guaranty Insurance Co.
FSA	—Insuredby Financial Security Assurance Co.
GNMA	—Insuredby Government National Mortgage Association
GO	—GeneralObligation
GTD	—Guaranteed
IBC	—InsuredBond Certificates
MBIA	—Insuredby Municipal Bond Investors Assurance
NR	—NotRated

The accompanying notes are an integral part of these financial statements.	39

COMMERCE FUNDS

Statements of Assets and Liabilities

April 30, 2004 (Unaudited)

	Core Equity Fund	Growth Fund	Value Fund
Assets:
Investments in unaffiliated securities, at value (identified cost $220,090,846, $171,210,712, $106,801,411, $74,420,712, $110,977,073, $973,037, $618,319,085, $256,090,900, $165,019,129, $171,918,862 and $69,256,974, respectively)	$252,312,157	$198,853,938	$118,098,038
Investments in affiliated securities, at value (identified cost $18,134,281 for Asset Allocation Fund)	—	—	—
Cash	876	312	424
Foreign currencies, at value (identified cost $579,374 for International Equity Fund)	—	—	—
Receivables:
Investment securities sold, at value	3,879,028	—	2,454,218
Dividends and interest, at value	201,236	79,018	163,363
Fund shares sold	34,438	456,240	286,310
Reimbursement from adviser	—	—	—
Other	13,815	5,240	11,143

Total assets	256,441,550	199,394,748	121,013,496

Liabilities:
Due to custodian	—	—	—
Payables:
Investment securities purchased, at value	733,027	—	—
Fund shares redeemed	644,733	1,381,115	266,248
Dividends and distributions	—	—	—
Advisory fees	161,604	128,864	77,218
Administrative fees	28,011	22,337	13,387
Accrued expenses	71,233	82,985	50,331

Total liabilities	1,638,608	1,615,301	407,184

Net Assets:
Paid-in capital	226,628,936	217,384,849	122,808,278
Accumulated undistributed (distribution in excess of) net investment income (loss)	41,569	(382,131)	70,077
Accumulated net realized gain (loss) on investment and foreign currency related transactions	(4,088,874)	(46,866,497)	(13,568,670)
Net unrealized gain on investments and translation of assets and liabilities denominated in foreign currencies	32,221,311	27,643,226	11,296,627

NET ASSETS	$254,802,942	$197,779,447	$120,606,312

Shares Outstanding/Net Asset Value/Offering Price:
Total shares outstanding, no par value (unlimited number of shares authorized):
Institutional Shares	16,547,308	9,143,330	5,536,121
Service Shares	5,306	265,003	28,645
Institutional Shares: Net asset value and maximum public offering price per share (net assets/shares outstanding)	$15.39	$21.03	$21.67
Service Shares: Net asset value per share (net assets/shares outstanding)	$15.39	$20.65	$21.68
Maximum public offering price per share(a)	$15.95	$21.40	$22.47

(a)	For the Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, the maximum public offering price per share is calculated as (NAV per share x 1.0204). For all other Funds, the maximum public offering price per share is calculated as (NAV per share x 1.0363).

40	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund	International Equity Fund	Asset Allocation Fund	Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$82,837,146	$131,582,295	$1,256,340	$626,911,769	$256,714,059	$171,001,638	$178,639,016	$71,538,974

—	—	19,714,467	—	—	—	—	—
458	31,612	—	177	617	859	194	450
—	584,318	—	—	—	—	—	—

991,879	1,186,283	22,830	895,973	—	1,136,645	—	—
36,981	681,022	34,398	6,718,210	2,136,528	2,666,959	2,348,715	858,683
218,838	55,491	9,766	1,158,711	340,759	11,154	11,000	600
—	—	9,386	—	23,520	20,984	30,819	17,622
3,389	2,832	320	9,549	3,825	4,242	4,360	11,028

84,088,691	134,123,853	21,047,507	635,694,389	259,219,308	174,842,481	181,034,104	72,427,357

—	—	22,831	—	—	—	—	—

1,007,809	737,628	34,434	163,452	—	3,252,010	—	—
144,029	161,618	267,045	1,242,948	4,075,426	—	406,753	55,339
—	—	—	1,831,633	559,447	490,442	502,404	201,784
53,622	87,743	—	262,325	108,048	71,741	75,247	29,910
9,264	14,601	1,461	68,205	28,093	18,653	19,564	7,777
41,826	72,493	28,137	195,781	54,200	48,826	45,312	26,519

1,256,550	1,074,083	353,908	3,764,344	4,825,214	3,881,672	1,049,280	321,329

93,955,299	150,015,655	18,341,685	642,300,061	261,942,424	164,697,537	172,984,369	69,784,395
(243,862)	559,235	27,958	(3,365,511)	(3,996,643)	122,570	100,561	39,971
(19,295,730)	(38,137,850)	460,467	(15,597,189)	(4,174,846)	158,193	179,740	(338)
8,416,434	20,612,730	1,863,489	8,592,684	623,159	5,982,509	6,720,154	2,282,000

$82,832,141	$133,049,770	$20,693,599	$631,930,045	$254,394,094	$170,960,809	$179,984,824	$72,106,028

3,236,469	7,122,655	980,671	34,097,043	13,832,124	8,911,075	9,196,420	3,698,125
65,609	25,636	21,661	53,391	114,785	260	62,965	112,058
$25.10	$18.61	$20.65	$18.50	$18.24	$19.18	$19.44	$18.92
$24.55	$18.44	$20.64	$18.52	$18.25	$19.19	$19.45	$18.92
$25.44	$19.11	$21.39	$19.19	$18.62	$19.58	$19.85	$19.31

COMMERCE FUNDS

Statements of Operations

For the Six Months Ended April 30, 2004 (Unaudited)

	Core Equity Fund	Growth Fund	Value Fund
Investment Income:
Interest	$5,263	$9,427	$5,161
Dividends(a)	1,763,144	782,193	1,235,195

Total income	1,768,407	791,620	1,240,356

Expenses:
Advisory fees	982,490	794,445	471,686
Administration fees	196,497	158,890	94,337
Shareowner servicing fees	52,040	79,023	49,435
Custody and accounting fees	33,983	30,982	38,982
Transfer Agent fees	34,753	61,516	24,851
Professional fees	32,243	28,136	18,980
Registration fees	13,398	13,779	13,665
Printing fees	10,990	9,782	6,235
Trustee fees	3,864	3,449	2,207
Distribution fees — Service Shares	91	7,044	777
Other	8,882	7,898	5,885

Total expenses	1,369,231	1,194,944	727,040

Less — expense reductions(b)	(26,216)	(21,193)	(12,582)

Net expenses	1,343,015	1,173,751	714,458

NET INVESTMENT INCOME (LOSS)	425,392	(382,131)	525,898

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions:
Net realized gain (loss) from:
Investment transactions	17,821,577	9,320,246	2,387,349
Foreign currency related transactions	—	—	—
Net change in unrealized gain (loss) on:
Investments	(1,211,989)	(3,047,506)	2,285,383
Translation of assets and liabilities denominated in foreign currencies	—	—	—

Net realized and unrealized gain (loss) on investment and foreign currency transactions	16,609,588	6,272,740	4,672,732

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,034,980	$5,890,609	$5,198,630

(a)	Amount is net of $205,948 for the International Equity Fund in foreign withholding taxes.
(b)	Expense reductions include waiver, custody credits and reimbursements.

42	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund	International Equity Fund	Asset Allocation Fund	Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$3,669	$273	$—	$16,234,207	$4,419,949	$3,773,033	$3,930,850	$1,516,141
269,955	1,595,159	260,170	—	—	—	—	—

273,624	1,595,432	260,170	16,234,207	4,419,949	3,773,033	3,930,850	1,516,141

318,098	1,106,563	22,160	1,618,480	658,508	438,768	463,765	181,032
63,619	110,656	16,620	485,544	197,552	131,631	139,130	54,310
39,259	38,159	15,997	279,535	107,116	57,783	54,815	18,740
35,895	171,133	21,509	66,891	42,401	46,638	48,945	37,253
29,093	27,150	9,187	100,335	32,446	22,604	22,358	9,731
14,960	23,816	11,259	69,871	23,093	21,330	20,796	12,459
12,856	14,695	23,179	13,375	16,306	4,314	4,855	13,905
3,914	7,503	1,073	36,694	10,310	8,965	8,353	3,312
1,380	2,689	286	8,936	2,980	2,290	2,199	858
1,979	575	566	1,340	3,024	6	1,588	2,708
5,064	6,210	1,834	15,393	6,341	4,859	4,860	3,285

526,117	1,509,149	123,670	2,696,394	1,100,077	739,188	771,664	337,593

(8,631)	(550,182)	(84,325)	(67,575)	(201,727)	(124,983)	(167,312)	(99,547)

517,486	958,967	39,345	2,628,819	898,350	614,205	604,352	238,046

(243,862)	636,465	220,825	13,605,388	3,521,599	3,158,828	3,326,498	1,278,095

9,806,277	459,001	501,021	(4,958,850)	(259,759)	158,804	180,714	(39)
—	(12,340)	—	—	—	—	—	—

(4,445,060)	15,511,591	134,801	(902,685)	(1,729,547)	(2,424,851)	(2,545,519)	(935,265)
—	(6,521)	—	—	—	—	—	—

5,361,217	15,951,731	635,822	(5,861,535)	(1,989,306)	(2,266,047)	(2,364,805)	(935,304)

$5,117,355	$16,588,196	$856,647	$7,743,853	$1,532,293	$892,781	$961,693	$342,791

COMMERCE FUNDS

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2004 (Unaudited)

	Core Equity Fund	Growth Fund	Value Fund
From Operations:
Net investment income (loss)	$425,392	$(382,131)	$525,898
Net realized gain (loss) from investment and foreign currency related transactions	17,821,577	9,320,246	2,387,349
Net change in unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	(1,211,989)	(3,047,506)	2,285,383

Net increase in net assets resulting from operations	17,034,980	5,890,609	5,198,630

Distributions to Shareholders:
From net investment income
Institutional Shares	(539,113)	—	(620,043)
Service Shares	(80)	—	(2,303)
From net realized gains on investment transactions
Institutional Shares	—	—	—
Service Shares	—	—	—

Total distributions to shareholders	(539,193)	—	(622,346)

From Share Transactions:
Proceeds from sales of shares	7,587,978	15,406,506	12,346,457
Reinvestment of dividends and distributions	14,725	—	315,982
Cost of shares redeemed(a)	(32,295,927)	(33,570,047)	(20,097,175)

Net increase (decrease) in net assets resulting from share transactions	(24,693,224)	(18,163,541)	(7,434,736)

TOTAL INCREASE (DECREASE)	(8,197,437)	(12,272,932)	(2,858,452)

Net Assets:
Beginning of period	263,000,379	210,052,379	123,464,764

End of period	$254,802,942	$197,779,447	$120,606,312

Accumulated undistributed (distribution in excess of) net investment income (loss)	$41,569	$(382,131)	$70,077

(a)	Net of $260 of redemption fees remitted to the International Equity Fund.

44	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund	International Equity Fund	Asset Allocation Fund	Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$(243,862)	$636,465	$220,825	$13,605,388	$3,521,599	$3,158,828	$3,326,498	$1,278,095
9,806,277	446,661	501,021	(4,958,850)	(259,759)	158,804	180,714	(39)
(4,445,060)	15,505,070	134,801	(902,685)	(1,729,547)	(2,424,851)	(2,545,519)	(935,265)

5,117,355	16,588,196	856,647	7,743,853	1,532,293	892,781	961,693	342,791

—	(2,065,677)	(248,297)	(15,297,945)	(5,549,355)	(3,165,170)	(3,297,749)	(1,236,457)
—	(5,068)	(4,575)	(24,090)	(49,212)	(85)	(21,130)	(35,388)

—	—	(331,743)	—	—	(2,697,784)	(375,629)	(119,961)
—	—	(6,969)	—	—	(77)	(2,559)	(3,747)

—	(2,070,745)	(591,584)	(15,322,035)	(5,598,567)	(5,863,116)	(3,697,067)	(1,395,553)

10,644,253	14,598,611	1,981,722	52,743,877	52,318,102	18,737,064	15,120,494	9,132,481
—	1,008,392	575,425	3,942,949	1,565,355	392,534	333,191	72,016
(13,147,246)	(45,437,628)	(3,366,498)	(69,246,987)	(58,226,549)	(18,630,172)	(17,225,848)	(7,372,157)

(2,502,993)	(29,830,625)	(809,351)	(12,560,161)	(4,343,092)	499,426	(1,772,163)	1,832,340

2,614,362	(15,313,174)	(544,288)	(20,138,343)	(8,409,366)	(4,470,909)	(4,507,537)	779,578

80,217,779	148,362,944	21,237,887	652,068,388	262,803,460	175,431,718	184,492,361	71,326,450

$82,832,141	$133,049,770	$20,693,599	$631,930,045	$254,394,094	$170,960,809	$179,984,824	$72,106,028

$(243,862)	$559,235	$27,958	$(3,365,511)	$(3,996,643)	$122,570	$100,561	$39,971

COMMERCE FUNDS

Statements of Changes in Net Assets

For the Year Ended October 31, 2003

	Core Equity Fund	Growth Fund	Value Fund
From Operations:
Net investment income (loss)	$1,734,368	$(467,964)	$1,445,476
Net realized gain (loss) from investment and foreign currency related transactions	(1,294,787)	2,013,489	(2,024,026)
Net change in unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	36,474,356	29,243,434	18,692,770

Net increase in net assets resulting from operations	36,913,937	30,788,959	18,114,220

Distributions to Shareholders:
From net investment income
Institutional Shares	(1,693,873)	—	(1,424,217)
Service Shares	(223)	—	(5,737)
From net realized gains on investment transactions
Institutional Shares	—	—	—
Service Shares	—	—	—

Total distributions to shareholders	(1,694,096)	—	(1,429,954)

From share transactions:
Proceeds from sales of shares	29,862,194	46,867,623	29,603,642
Reinvestment of dividends and distributions	43,757	—	777,508
Cost of shares redeemed(a)	(45,734,693)	(45,696,561)	(26,216,899)

Net increase (decrease) in net assets resulting from share transactions	(15,828,742)	1,171,062	4,164,251

TOTAL INCREASE (DECREASE)	19,391,099	31,960,021	20,848,517

Net Assets:
Beginning of year	243,609,280	178,092,358	102,616,247

End of year	$263,000,379	$210,052,379	$123,464,764

Accumulated undistributed (distribution in excess of) net investment income	$155,370	$—	$166,525

(a)	Net of $130,038 of redemption fees remitted to the International Equity Fund.

46	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund	International Equity Fund	Asset Allocation Fund	Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$(478,618)	$1,982,913	$405,795	$34,116,459	$6,358,518	$6,367,398	$6,513,753	$2,373,320
4,608,809	(9,048,448)	314,332	4,700,076	(650,800)	2,702,255	361,512	122,215

13,730,532	28,962,463	1,718,150	(12,653,799)	(2,866,422)	(930,444)	795,924	387,378

17,860,723	21,896,928	2,438,277	26,162,736	2,841,296	8,139,209	7,671,189	2,882,913

—	(478,887)	(371,372)	(38,191,269)	(9,660,308)	(6,343,327)	(6,450,414)	(2,288,743)
—	(401)	(7,230)	(67,044)	(104,196)	(345)	(37,164)	(72,228)

—	—	(15,604)	—	—	(1,365,671)	(854,052)	(85,826)
—	—	(357)	—	—	(179)	(5,130)	(3,061)

—	(479,288)	(394,563)	(38,258,313)	(9,764,504)	(7,709,522)	(7,346,760)	(2,449,858)

22,858,519	62,827,309	5,491,127	98,712,974	152,657,375	30,544,504	46,824,296	18,396,100
—	268,113	382,575	10,230,449	3,092,173	493,491	652,264	106,080
(26,709,569)	(48,878,808)	(5,341,460)	(174,170,993)	(72,427,392)	(30,117,713)	(28,566,752)	(12,808,332)

(3,851,050)	14,216,614	532,242	(65,227,570)	83,322,156	920,282	18,909,808	5,693,848

14,009,673	35,634,254	2,575,956	(77,323,147)	76,398,948	1,349,969	19,234,237	6,126,903

66,208,106	112,728,690	18,661,931	729,391,535	186,404,512	174,081,749	165,258,124	65,199,547

$80,217,779	$148,362,944	$21,237,887	$652,068,388	$262,803,460	$175,431,718	$184,492,361	$71,326,450

$—	$1,993,515	$60,005	$(1,648,864)	$(1,919,675)	$128,997	$92,942	$33,721

COMMERCE FUNDS

Notes to Financial Statements

April 30, 2004 (Unaudited)

1.  ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Trust consists of eleven portfolios (individually, a “Fund” and collectively, the “Funds”): Core Equity Fund, Growth Fund, Value Fund, MidCap Growth Fund, International Equity Fund, Asset Allocation Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers two classes of shares, Institutional Shares and Service Shares. Each Fund is registered as a diversified management investment company, other than the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the 1940 Act.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in securities traded on a U.S. or foreign securities exchange or the Nasdaq system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will be reflected in a Fund’s next determined NAV if the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidelines. Upon such determination the Fund utilizes a price from an independent service, if available. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depository receipts, futures contracts and foreign currency exchange rates. Securities for which quotations are not readily available or deemed to be inaccurate by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, may be subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

The Asset Allocation Fund invests in a combination of underlying funds (the “Underlying Funds”) advised by the Adviser. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because the Asset Allocation Fund invests primarily in other mutual funds, which fluctuate in value, the Fund’s shares will correspondingly fluctuate in value.

B. Security Transactions and Dividend Income — Security transactions and purchases and sales of the Underlying Funds by the Asset Allocation Fund are recorded as of the trade date. Realized gains and losses on sales of portfolio securities and the Underlying Funds are calculated using the identified-cost basis. Dividend income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date, net of foreign withholding taxes which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount earned.

COMMERCE FUNDS

2.  SIGNIFICANT ACCOUNTING POLICIES (continued)

Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Funds based upon the relative proportion of net assets of each class.

C. Premiums and Discounts on Debt Securities — The Bond and Short-Term Government Funds invest in mortgage-backed securities. Certain mortgage security paydown gains and losses are taxable as ordinary income (loss). Such paydown gains and losses increase or decrease taxable ordinary income available for distribution and are classified as interest income in the accompanying Statements of Operations. For all Funds, original issue discounts (“OID”) on debt securities are amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security. OID amortization on mortgage backed REMIC securities is initially recorded based on estimates of principal paydowns using the most recent OID factors available from the issuer.

D. Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based on current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and foreign exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. Net unrealized gain (loss) on translation of assets and liabilities denominated in foreign currencies arises from changes in the value of assets and liabilities.

E. Forward Foreign Currency Exchange Contracts — The International Equity Fund may enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund realizes gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At April 30, 2004, the Fund had no outstanding forward foreign currency exchange contracts.

F. Segregation Transactions — Some of the Funds may enter into certain derivative transactions; some of these transactions may be for the purpose of increasing total return. Forward foreign currency exchange contracts, written options, mortgage dollar rolls, when-issued securities and forward commitments represent examples of derivative transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

G. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping in the customer-only account, at the Funds’ custodian.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2004 (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES (continued)

H. Dividend Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid
Core Equity, Value and Asset Allocation	Quarterly	Quarterly	Annually	Annually
Growth, MidCap Growth and International Equity	Annually	Annually	Annually	Annually
Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

I. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative average daily net assets. Service Class shareholders bear all expenses and fees relating to the Distribution Plan.

J. Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company tax-exempt and taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of a portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions or from paid-in capital, depending on the type of book/tax differences that may exist.

3.  AGREEMENTS

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, N.A. (the “Adviser”). Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, computed daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. For the six months ended April 30, 2004, the Adviser had contractually agreed to waive a portion of its advisory fee for certain Funds. The contractual annual rate, effective annual rate, and waiver rates are listed on the following pages.

As authorized by the Advisory Agreement, the Adviser has entered into a Sub-Advisory Agreement with Bank of Ireland Asset Management (U.S.) Limited (the “Sub-Adviser”) whereby the Sub-Adviser manages the investment assets of the International Equity Fund.

COMMERCE FUNDS

3.  AGREEMENTS (continued)

As compensation for services rendered under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee from the Adviser at the following annual rate:

Average Daily Net Assets	Annual Rate
First $50 million	0.45%
Next $50 million	0.40%
Over $100 million	0.30%

For the six months ended April 30, 2004, the Adviser agreed to waive fees and/or reimburse expenses (excluding interest, taxes, service share distribution expenses and extraordinary expenses) to the extent that such expenses exceeded, on an annualized basis, 1.13%, 1.13%, 1.20%, 1.72%, 0.35%, 0.88%, 0.68%, 0.70%, 0.65% and 0.65% of the average net assets of the Institutional Shares of the Core Equity, Growth, Value, International Equity, Asset Allocation, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. Such amounts are 0.25% higher for the Service Shares of the above Funds. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any.

Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), serves as the Trust’s administrator, pursuant to an Administration Agreement. Under the Administration Agreement, GSAM administers the Trust’s business affairs. As compensation for the services rendered under the Administration Agreement and its assumption of related expenses, GSAM is entitled to a fee, computed daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. For the six months ended April 30, 2004, the Administrator had contractually agreed to waive a portion of its Administration fee for certain Funds. The contractual annual rate, effective annual rate, and waiver rates are listed on the following page.

In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction in the Funds’ expenses. Such expense reimbursements, if any, are computed daily and paid monthly.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2004 (Unaudited)

3.  AGREEMENTS (continued)

For the six months ended April 30, 2004, a summary of the Advisory fees, Administration fees, associated waivers, expense reimbursements and custody credits are as follows:

	Advisory Fees				Administration Fees				Expense Reimbursements	Custody Credits	Total Expense Reduction
	Contractual Annual Rate	Effective Annual Rate	Waiver		Contractual Annual Rate	Effective Annual Rate	Waiver
Fund			Rate	Amount			Rate	Amount
Core Equity	0.75%	0.75%	—%	$—	0.15%	0.13%	0.02%	$26,199	$—	$17	$26,216
Growth	0.75	0.75	—	—	0.15	0.13	0.02	21,186	—	7	21,193
Value	0.75	0.75	—	—	0.15	0.13	0.02	12,578	—	4	12,582
MidCap Growth	0.75	0.75	—	—	0.15	0.13	0.02	8,482	—	149	8,631
International Equity	1.50	0.77	0.73	535,386	0.15	0.13	0.02	14,754	—	42	550,182
Asset Allocation	0.20	—	0.20	22,160	0.15	0.08	0.07	7,756	54,409	—	84,325
Bond	0.50	0.50	—	—	0.15	0.13	0.02	64,739	—	2,836	67,575
Short-Term Government	0.50	0.50	—	—	0.15	0.13	0.02	26,340	175,142	245	201,727
National Tax-Free Intermediate Bond	0.50	0.50	—	—	0.15	0.13	0.02	17,551	107,355	77	124,983
Missouri Tax-Free Intermediate Bond	0.50	0.50	—	—	0.15	0.13	0.02	18,551	148,631	130	167,312
Kansas Tax-Free Intermediate Bond	0.50	0.50	—	—	0.15	0.13	0.02	7,242	92,302	3	99,547

Goldman Sachs serves as Distributor of shares of the Funds pursuant to a Distribution Agreement and may receive a portion of the sales charge imposed on the sale of Service Shares of the Funds. The maximum sales charge imposed on the sale of Service Shares of the Short-Term Government Fund, the National Tax-Free Intermediate Bond Fund, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund is 2.00%; for all other Funds’ Service Shares, the maximum sales charge is 3.50%. Goldman Sachs has advised the Trust that it has retained approximately $1,700 on the sale of Service Shares of the Funds for the six months ended April 30, 2004.

The Trust, on behalf of each Fund, has adopted a Distribution Plan for Service Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, payments by each Fund for distribution expenses may not exceed 0.25% (annualized) of the average daily net assets of each Fund’s Service Shares.

Pursuant to a Shareholder Administrative Services Plan adopted by its Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which may include the Adviser and its affiliates (“Service Organizations”), under which they will render shareholder administration support services. For these services, the Service Organizations are entitled to receive fees from a Fund at an annual rate of up to 0.25% of the average daily net asset value of Fund shares beneficially owned by clients of such Service Organizations. For the six months ended April 30, 2004, Commerce Bank has retained approximately $592,900 in shareholder servicing fees.

COMMERCE FUNDS

4.  INVESTMENT TRANSACTIONS

The cost of purchases and proceeds of sales and maturities of long-term securities and of the Underlying Funds (for the Asset Allocation Fund) for the six months ended April 30, 2004, were as follows:

Fund	Purchase of U.S. Government and agency obligations	Purchases (excluding U.S. Government and agency obligations)	Sales and maturities of U.S. Government and agency obligations	Sales and maturities (excluding U.S. Government and agency obligations)
Core Equity	$—	$50,012,523	$—	$78,799,640
Growth	—	44,243,613	—	60,637,641
Value	—	44,468,180	—	52,770,009
MidCap Growth	—	56,647,696	—	58,897,059
International Equity	—	15,731,137	—	46,549,497
Asset Allocation	—	2,733,553	—	3,597,342
Bond	164,881,101	43,735,003	81,244,202	63,546,672
Short-Term Government	100,764,787	1,367,274	108,531,859	1,246,975
National Tax-Free Intermediate Bond	—	29,660,991	—	25,003,086
Missouri Tax-Free Intermediate Bond	—	16,717,323	—	16,213,611
Kansas Tax-Free Intermediate Bond	—	2,298,316	—	1,025,000

For the six months ended April 30, 2004, Goldman Sachs earned approximately $8,200 of brokerage commissions from portfolio transactions executed on behalf of the International Equity Fund.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2004 (Unaudited)

5.  CONCENTRATION OF RISK

Under normal market conditions, the National Tax-Free Intermediate Bond Fund invests at least 80% of its assets plus any borrowings for investment purposes (measured at the time of purchase) in municipal securities issued by or on behalf of the states, the District of Columbia or the U.S. government, and their respective authorities, agencies, instrumentalities and political sub-divisions, the income from which is exempt from regular federal income and federal alternative minimum taxes. The Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas taxes, respectively. Alternatively, at least 80% of the Tax-Free Funds’ distributed income must be exempt from such taxes.

For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The International Equity Fund may invest a portion of its assets in emerging markets. Emerging markets securities may be more volatile than securities from more developed countries. At times, the securities held by the International Equity Fund may be subject to abrupt and severe price declines.

The investments of the Asset Allocation Fund are concentrated in underlying funds and the Fund’s investment performance is directly related to the investment performance of the underlying funds held by it.

6.  ADDITIONAL TAX INFORMATION

As of the most recent fiscal year ended October 31, 2003, the Funds’ capital loss carryforwards on a tax basis were as follows:

	Core Equity	Growth	Value	MidCap Growth	International Equity	Asset Allocation
Capital loss carryforward:
Expiring 2009	$—	$(20,809,926)	$(1,882,159)	$(11,212,250)	$(2,833,407)	$—
Expiring 2010	(20,614,865)	(34,969,870)	(10,428,577)	(17,808,286)	(24,449,100)	—
Expiring 2011	(1,294,140)	—	(2,362,466)	—	(8,902,946)	—

Total capital loss carryforward:	$(21,909,005)	$(55,779,796)	$(14,673,202)	$(29,020,536)	$(36,185,453)	$—

As of April 30, 2004, the Funds’ aggregate security unrealized gains and losses based on a cost for U.S. federal income tax purposes were as follows:
	Core Equity	Growth	Value	MidCap Growth	International Equity	Asset Allocation
Tax Cost	$220,092,292	$171,617,659	$108,084,226	$74,502,183	$113,452,810	$19,147,821

Gross unrealized gain	45,078,802	34,263,459	11,519,595	11,333,991	20,409,849	2,009,042
Gross unrealized loss	(12,858,937)	(7,027,180)	(1,505,783)	(2,999,028)	(2,280,364)	(186,056)

Net unrealized security gain	$32,219,865	$27,236,279	$10,013,812	$8,334,963	$18,129,485	$1,822,986

The difference between book-basis and tax-basis unrealized gains is primarily attributable to wash sales.

COMMERCE FUNDS

6.  ADDITIONAL TAX INFORMATION (continued)

As of the most recent fiscal year ended October 31, 2003, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Bond	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Timing differences (i.e., dividends payable)	$(2,003,548)	$(702,639)	$(485,342)	$(500,907)	$(196,866)
Capital loss carryforward:
Expiring 2008	(2,326,968)	(1,045,396)	—	—	—
Expiring 2009	—	—	—	—	—
Expiring 2010	(8,311,371)	(679,994)	—	—	—
Expiring 2011	—	(2,174,462)	—	—	—

Total capital loss carryforward:	$(10,638,339)	$(3,899,852)	$—	$—	$—

As of April 30, 2004, the Funds’ aggregate security unrealized gains and losses based on a cost for U.S. federal income tax purposes were as follows:

	Bond	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost	$619,796,170	$258,287,382	$164,967,711	$171,859,094	$69,219,420

Gross unrealized gain	18,023,787	1,497,299	6,590,791	7,095,174	2,531,064
Gross unrealized loss	(10,908,188)	(3,070,622)	(556,864)	(315,252)	(211,510)

Net unrealized security gain (loss)	$7,115,599	$(1,573,323)	$6,033,927	$6,779,922	$2,319,554

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and the differing treatment of accretion of market discount.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2004 (Unaudited)

7.  SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Core Equity Fund		Growth Fund
	Shares	Dollars	Shares	Dollars
For the Six Months Ended April 30, 2004 (Unaudited)
Institutional Shares
Shares sold	497,740	$7,565,035	707,804	$15,116,206
Reinvestment of dividends and distributions	970	14,646	—	—
Shares repurchased	(2,131,071)	(32,284,962)	(1,544,077)	(33,099,051)

	(1,632,361)	(24,705,281)	(836,273)	(17,982,845)
Service Shares
Shares sold	1,467	22,943	13,772	290,300
Reinvestment of dividends and distributions	5	79	—	—
Shares repurchased	(688)	(10,965)	(22,416)	(470,996)

	784	12,057	(8,644)	(180,696)
NET DECREASE	(1,631,577)	$(24,693,224)	(844,917)	$(18,163,541)

For the Year Ended October 31, 2003
Institutional Shares
Shares sold	2,328,029	$29,842,565	2,575,915	$46,461,109
Reinvestment of dividends and distributions	3,353	43,535	—	—
Shares repurchased	(3,527,810)	(45,732,901)	(2,474,317)	(45,002,661)

	(1,196,428)	(15,846,801)	101,598	1,458,448
Service Shares
Shares sold	1,451	19,629	23,059	406,514
Reinvestment of dividends and distributions	17	222	—	—
Shares repurchased	(150)	(1,792)	(39,773)	(693,900)

	1,318	18,059	(16,714)	(287,386)
NET INCREASE (DECREASE)	(1,195,110)	$(15,828,742)	84,884	$1,171,062

COMMERCE FUNDS

Value Fund		MidCap Growth Fund		International Equity Fund
Shares	Dollars	Shares	Dollars	Shares	Dollars

563,343	$12,308,888	420,706	$10,519,813	778,557	$14,543,789
14,363	313,880	—	—	55,131	1,003,382
(915,188)	(20,074,254)	(518,902)	(13,068,988)	(2,487,009)	(45,401,503)
(337,482)	(7,451,486)	(98,196)	(2,549,175)	(1,653,321)	(29,854,332)

1,688	37,569	5,027	124,440	2,937	54,822
96	2,102	—	—	277	5,010
(1,028)	(22,921)	(3,159)	(78,258)	(1,951)	(36,125)
756	16,750	1,868	46,182	1,263	23,707
(336,726)	$(7,434,736)	(96,328)	$(2,502,993)	(1,652,058)	$(29,830,625)

1,575,670	$29,574,427	1,181,784	$22,690,299	4,373,331	$62,784,283
41,342	772,322	—	—	18,567	267,722
(1,389,765)	(26,118,570)	(1,372,665)	(26,495,611)	(3,305,921)	(48,806,566)
227,247	4,228,179	(190,881)	(3,805,312)	1,085,977	14,245,439

1,551	29,215	8,846	168,220	3,005	43,026
277	5,186	—	—	27	391
(5,332)	(98,329)	(11,571)	(213,958)	(5,071)	(72,242)
(3,504)	(63,928)	(2,725)	(45,738)	(2,039)	(28,825)
223,743	$4,164,251	(193,606)	$(3,851,050)	1,083,938	$14,216,614

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2004 (Unaudited)

7.  SUMMARY OF SHARE TRANSACTIONS (continued)

	Asset Allocation Fund		Bond Fund
	Shares	Dollars	Shares	Dollars
For the Six Months Ended April 30, 2004 (Unaudited)
Institutional Shares
Shares sold	93,948	$1,968,343	2,796,553	$52,731,584
Reinvestment of dividends and distributions	27,370	563,983	208,636	3,923,252
Shares repurchased	(159,558)	(3,346,845)	(3,661,940)	(69,049,931)

	(38,240)	(814,519)	(656,751)	(12,395,095)
Service Shares
Shares sold	644	13,379	652	12,293
Reinvestment of dividends and distributions	556	11,442	1,047	19,697
Shares repurchased	(935)	(19,653)	(10,480)	(197,056)

	265	5,168	(8,781)	(165,066)
NET INCREASE (DECREASE)	(37,975)	$(809,351)	(665,532)	$(12,560,161)

For the Year Ended October 31, 2003
Institutional Shares
Shares sold	290,842	$5,406,070	5,204,676	$98,608,072
Reinvestment of dividends and distributions	19,961	375,126	535,591	10,178,277
Shares repurchased	(278,422)	(5,214,144)	(9,123,647)	(173,832,903)

	32,381	567,052	(3,383,380)	(65,046,554)
Service Shares
Shares sold	4,599	85,057	5,511	104,902
Reinvestment of dividends and distributions	397	7,449	2,744	52,172
Shares repurchased	(6,739)	(127,316)	(17,848)	(338,090)

	(1,743)	(34,810)	(9,593)	(181,016)
NET INCREASE (DECREASE)	30,638	$532,242	(3,392,973)	$(65,227,570)

COMMERCE FUNDS

Short-Term Government Fund		National Tax-Free Intermediate Bond Fund		Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

2,820,941	$52,162,715	951,571	$18,737,064	754,021	$14,994,153	453,245	$8,782,751
83,135	1,534,498	20,091	392,372	16,208	321,202	2,730	52,657
(3,103,510)	(57,302,909)	(949,063)	(18,630,172)	(860,633)	(17,079,130)	(360,467)	(6,977,342)
(199,434)	(3,605,696)	22,599	499,264	(90,404)	(1,763,775)	95,508	1,858,066

8,389	155,387	—	—	6,288	126,341	18,079	349,730
1,670	30,857	9	162	604	11,989	1,004	19,359
(49,943)	(923,640)	—	—	(7,341)	(146,718)	(20,398)	(394,815)
(39,884)	(737,396)	9	162	(449)	(8,388)	(1,315)	(25,726)
(239,318)	$(4,343,092)	22,608	$499,426	(90,853)	$(1,772,163)	94,193	$1,832,340

8,018,369	$151,493,591	1,546,534	$30,544,474	2,347,780	$46,376,220	902,920	$17,467,853
160,457	3,022,215	25,099	493,288	31,920	628,364	4,258	81,627
(3,822,952)	(71,977,117)	(1,527,636)	(30,100,134)	(1,446,752)	(28,451,001)	(619,286)	(11,898,068)
4,355,874	82,538,689	43,997	937,628	932,948	18,553,583	287,892	5,651,412

61,602	1,163,784	1	30	22,694	448,076	48,263	928,247
3,715	69,958	10	203	1,213	23,900	1,273	24,453
(23,927)	(450,275)	(897)	(17,579)	(5,847)	(115,751)	(47,596)	(910,264)
41,390	783,467	(886)	(17,346)	18,060	356,225	1,940	42,436
4,397,264	$83,322,156	43,111	$920,282	951,008	$18,909,808	289,832	$5,693,848

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	In excess of net investment income	From net realized gains	Total distributions
CORE EQUITY FUND
For the Six Months Ended April 30, 2004 (Unaudited)
Institutional Shares	$14.46	$0.02	(b)	$0.94	$0.96	$(0.03)	$—	$—	$(0.03)
Service Shares	14.46	—	(b)(c)	0.95	0.95	(0.02)	—	—	(0.02)
For the Year Ended October 31, 2003
Institutional Shares	12.57	0.09	(b)	1.89	1.98	(0.09)	—	—	(0.09)
Service Shares	12.57	0.06	(b)	1.89	1.95	(0.06)	—	—	(0.06)
For the Year Ended October 31, 2002
Institutional Shares	14.70	0.10	(b)	(2.14)	(2.04)	(0.09)	—	— (c)	(0.09)
Service Shares	14.70	0.06	(b)	(2.13)	(2.07)	(0.06)	—	— (c)	(0.06)
For the Period Ended October 31, 2001
Institutional Shares (commenced December 26, 2000)	18.00	0.04	(b)	(3.29)	(3.25)	(0.04)	(0.01)	—	(0.05)
Service Shares (commenced December 26, 2000)	18.00	—	(b)	(3.30)	(3.30)	—	—	—	—

GROWTH FUND
For the Six Months Ended April 30, 2004 (Unaudited)
Institutional Shares	$20.50	$(0.04	)(b)	$0.57	$0.53	$—	$—	$—	$—
Service Shares	20.15	(0.06	)(b)	0.56	0.50	—	—	—	—
For the Year Ended October 31, 2003
Institutional Shares	17.52	(0.04	)(b)	3.02	2.98	—	—	—	—
Service Shares	17.27	(0.09	)(b)	2.97	2.88	—	—	—	—
For the Year Ended October 31, 2002
Institutional Shares	20.03	(0.07	)(b)	(2.44)	(2.51)	—	—	—	—
Service Shares	19.80	(0.11	)(b)	(2.42)	(2.53)	—	—	—	—
For the Year Ended October 31, 2001
Institutional Shares	38.33	(0.10	)(b)	(10.93)	(11.03)	—	—	(7.27)	(7.27)
Service Shares	38.04	(0.15	)(b)	(10.82)	(10.97)	—	—	(7.27)	(7.27)
For the Year Ended October 31, 2000
Institutional Shares	38.24	(0.14	)(b)	4.17	4.03	—	—	(3.94)	(3.94)
Service Shares	38.07	(0.24	)(b)	4.15	3.91	—	—	(3.94)	(3.94)
For the Year Ended October 31, 1999
Institutional Shares	37.37	(0.05)		6.40	6.35	(0.01)	—	(5.47)	(5.48)
Service Shares	37.29	(0.12)		6.37	6.25	—	—	(5.47)	(5.47)
(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(b)	Calculated based on average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Annualized

60	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$15.39	6.65%	$254,721	1.03	%(d)	0.32	%(d)	1.05	%(d)	0.30	%(d)	19%
15.39	6.55	82	1.28	(d)	0.04	(d)	1.30	(d)	0.02	(d)	19

14.46	15.83	262,935	1.04		0.71		1.06		0.69		43
14.46	15.55	65	1.29		0.45		1.31		0.44		43

12.57	(13.90)	243,569	0.98		0.68		1.00		0.66		23
12.57	(14.11)	40	1.23		0.44		1.25		0.42		23

14.70	(18.13)	295,532	1.01	(d)	0.31	(d)	1.03	(d)	0.29	(d)	32
14.70	(18.25)	34	1.23	(d)	(0.02	)(d)	1.25	(d)	(0.04	)(d)	32

$21.03	2.59%	$192,307	1.10	%(d)	(0.35	)%(d)	1.12	%(d)	(0.37	)%(d)	21%
20.65	2.48	5,472	1.35	(d)	(0.61	)(d)	1.37	(d)	(0.63	)(d)	21

20.50	17.01	204,539	1.12		(0.24)		1.14		(0.26)		60
20.15	16.68	5,513	1.37		(0.49)		1.39		(0.51)		60

17.52	(12.53)	173,077	1.12		(0.33)		1.14		(0.35)		53
17.27	(12.73)	5,015	1.37		(0.58)		1.39		(0.60)		53

20.03	(33.85)	219,622	1.11		(0.39)		1.13		(0.41)		47
19.80	(34.00)	7,711	1.36		(0.60)		1.38		(0.62)		47

38.33	10.88	385,676	1.06		(0.37)		1.07		(0.36)		50
38.04	10.59	13,747	1.31		(0.62)		1.32		(0.61)		50

38.24	18.24	445,923	1.08		(0.12)		1.08		(0.12)		35
38.07	17.97	14,468	1.33		(0.36)		1.33		(0.36)		35

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
VALUE FUND
For the Six Months Ended April 30, 2004 (Unaudited)
Institutional Shares	$20.92	$0.09	(b)	$0.77	$0.86	$(0.11)	$—	$(0.11)
Service Shares	20.93	0.06	(b)	0.77	0.83	(0.08)	—	(0.08)
For the Year Ended October 31, 2003
Institutional Shares	18.07	0.25	(b)	2.84	3.09	(0.24)	—	(0.24)
Service Shares	18.08	0.20	(b)	2.85	3.05	(0.20)	—	(0.20)
For the Year Ended October 31, 2002
Institutional Shares	21.05	0.24	(b)	(2.99)	(2.75)	(0.23)	—	(0.23)
Service Shares	21.05	0.19	(b)	(2.99)	(2.80)	(0.17)	—	(0.17)
For the Year Ended October 31, 2001
Institutional Shares	24.88	0.21	(b)	(2.91)	(2.70)	(0.21)	(0.92)	(1.13)
Service Shares	24.88	0.16	(b)	(2.92)	(2.76)	(0.15)	(0.92)	(1.07)
For the Year Ended October 31, 2000
Institutional Shares	21.40	0.18	(b)	3.45	3.63	(0.15)	—	(0.15)
Service Shares	21.41	0.12	(b)	3.45	3.57	(0.10)	—	(0.10)
For the Year Ended October 31, 1999
Institutional Shares	21.72	0.15		(0.09)	0.06	(0.15)	(0.23)	(0.38)
Service Shares	21.73	0.11		(0.11)	—	(0.09)	(0.23)	(0.32)

MIDCAP GROWTH FUND
For the Six Months Ended April 30, 2004 (Unaudited)
Institutional Shares	$23.61	$(0.07	)(b)	$1.56	$1.49	$—	$—	$—
Service Shares	23.12	(0.10	)(b)	1.53	1.43	—	—	—
For the Year Ended October 31, 2003
Institutional Shares	18.44	(0.14	)(b)	5.31	5.17	—	—	—
Service Shares	18.10	(0.18	)(b)	5.20	5.02	—	—	—
For the Year Ended October 31, 2002
Institutional Shares	21.37	(0.20	)(b)	(2.73)	(2.93)	—	—	—
Service Shares	21.04	(0.24	)(b)	(2.70)	(2.94)	—	—	—
For the Year Ended October 31, 2001
Institutional Shares	43.62	(0.25	)(b)	(17.57)	(17.82)	—	(4.43)	(4.43)
Service Shares	43.11	(0.32	)(b)	(17.32)	(17.64)	—	(4.43)	(4.43)
For the Year Ended October 31, 2000
Institutional Shares	40.07	(0.34	)(b)	9.91	9.57	—	(6.02)	(6.02)
Service Shares	39.75	(0.44	)(b)	9.82	9.38	—	(6.02)	(6.02)
For the Year Ended October 31, 1999
Institutional Shares	32.57	(0.23	)(b)	9.34	9.11	—	(1.61)	(1.61)
Service Shares	32.40	(0.31	)(b)	9.27	8.96	—	(1.61)	(1.61)
(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that the shareholder would pay on fund distributions or the redemption of fund shares.
(b)	Calculated based on average shares outstanding methodology.
(c)	Annualized

62	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$21.67	4.10%	$119,985	1.13	%(c)	0.84	%(c)	1.15	%(c)	0.82	%(c)	36%
21.68	3.97	621	1.38	(c)	0.58	(c)	1.40	(c)	0.56	(c)	36

20.92	17.29	122,881	1.12		1.31		1.14		1.29		76
20.93	16.99	584	1.37		1.07		1.39		1.05		76

18.07	(13.18)	102,049	1.06		1.15		1.08		1.13		72
18.08	(13.37)	567	1.31		0.89		1.33		0.87		72

21.05	(11.16)	110,155	1.08		0.91		1.10		0.89		65
21.05	(11.39)	878	1.33		0.67		1.35		0.65		65

24.88	17.06	95,765	1.13		0.78		1.14		0.77		88
24.88	16.72	1,067	1.38		0.52		1.40		0.51		88

21.40	0.29	74,591	1.15		0.67		1.15		0.67		64
21.41	0.02	989	1.40		0.42		1.40		0.42		64

$25.10	6.31%	$81,222	1.22	%(c)	(0.57	)%(c)	1.24	%(c)	(0.59	)%(c)	68%
24.55	6.19	1,610	1.47	(c)	(0.82	)(c)	1.49	(c)	(0.84	)(c)	68

23.61	28.04	78,744	1.22		(0.70)		1.24		(0.72)		89
23.12	27.73	1,474	1.47		(0.95)		1.49		(0.97)		89

18.44	(13.71)	65,005	1.21		(0.91)		1.23		(0.93)		93
18.10	(13.97)	1,203	1.45		(1.15)		1.47		(1.17)		93

21.37	(44.12)	91,567	1.14		(0.88)		1.16		(0.90)		124
21.04	(44.24)	2,228	1.39		(1.13)		1.41		(1.15)		124

43.62	26.19	187,070	1.14		(0.80)		1.15		(0.79)		112
43.11	25.88	4,340	1.39		(1.05)		1.40		(1.04)		112

40.07	28.96	143,892	1.14		(0.63)		1.14		(0.63)		98
39.75	28.63	3,384	1.39		(0.86)		1.39		(0.86)		98

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
INTERNATIONAL EQUITY FUND
For the Six Months Ended April 30, 2004 (Unaudited)
Institutional Shares	$16.86	$0.08	(b)	$1.92	$2.00	$(0.25)	$—	$(0.25)
Service Shares	16.69	0.07	(b)	1.89	1.96	(0.21)	—	(0.21)
For the Year Ended October 31, 2003
Institutional Shares	14.61	0.23	(b)	2.08	2.31	(0.06)	—	(0.06)
Service Shares	14.47	0.18	(b)	2.06	2.24	(0.02)	—	(0.02)
For the Year Ended October 31, 2002
Institutional Shares	16.99	0.06	(b)	(2.44)	(2.38)	—	—	—
Service Shares	16.87	0.02	(b)	(2.42)	(2.40)	—	—	—
For the Year Ended October 31, 2001
Institutional Shares	26.46	—	(b)	(6.84)	(6.84)	—	(2.63)	(2.63)
Service Shares	26.37	(0.06	)(b)	(6.81)	(6.87)	—	(2.63)	(2.63)
For the Year Ended October 31, 2000
Institutional Shares	27.39	(0.01	)(b)	0.43	0.42	(0.06)	(1.29)	(1.35)
Service Shares	27.30	(0.08	)(b)	0.44	0.36	—	(1.29)	(1.29)
For the Year Ended October 31, 1999
Institutional Shares	23.00	0.09		4.40	4.49	(0.10)	—	(0.10)
Service Shares	22.92	0.10		4.34	4.44	(0.06)	—	(0.06)
ASSET ALLOCATION FUND
For the Six Months Ended April 30, 2004 (Unaudited)
Institutional Shares	$20.42	$0.21	(b)	$0.58	$0.79	$(0.24)	$(0.32)	$(0.56)
Service Shares	20.41	0.18	(b)	0.58	0.76	(0.21)	(0.32)	(0.53)
For the Year Ended October 31, 2003
Institutional Shares	18.48	0.39	(b)	1.94	2.33	(0.37)	(0.02)	(0.39)
Service Shares	18.48	0.34	(b)	1.93	2.27	(0.32)	(0.02)	(0.34)
For the Period Ended October 31, 2002
Institutional Shares (commenced September 27, 2002)	18.00	0.03	(b)	0.45	0.48	—	—	—
Service Shares (commenced September 27, 2002)	18.00	0.03	(b)	0.45	0.48	—	—	—
(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that the shareholder would pay on fund distributions or the redemption of fund shares.
(b)	Calculated based on average shares outstanding methodology.
(c)	Annualized.
(d)	Expense ratios exclude expenses of the Underlying Funds.

64	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$18.61	11.86%	$132,577	1.30	%(c)	0.86	%(c)	2.05	%(c)	0.11	%(c)	11%
18.44	11.71	473	1.55	(c)	0.73	(c)	2.30	(c)	(0.02	)(c)	11

16.86	15.87	147,956	1.25		1.52		1.98		0.79		24
16.69	15.47	407	1.50		1.19		2.23		0.46		24

14.61	(14.01)	112,347	1.55		0.38		2.18		(0.25)		98
14.47	(14.23)	382	1.80		0.12		2.43		(0.51)		98

16.99	(28.40)	108,206	1.47		(0.01)		2.05		(0.59)		33
16.87	(28.63)	516	1.72		(0.30)		2.30		(0.88)		33

26.46	1.24	166,063	1.35		(0.05)		1.92		(0.60)		47
26.37	1.03	768	1.60		(0.29)		2.17		(0.84)		47

27.39	19.58	128,018	1.53		0.40		2.08		(0.13)		32
27.30	19.39	499	1.78		0.33		2.33		(0.20)		32

$20.65	3.93%	$20,247	0.35	%(c)(d)	2.00	%(c)	1.11	%(c)(d)	1.24	%(c)	12%
20.64	3.81	447	0.60	(c)(d)	1.75	(c)	1.36	(c)(d)	0.99	(c)	12

20.42	12.72	20,801	0.35	(c)(d)	2.07		2.29	(c)(d)	0.13		47
20.41	12.40	437	0.60	(c)(d)	1.82		2.54	(c)(d)	(0.12)		47

18.48	2.67	18,234	0.35	(c)(d)	2.80	(c)	81.34	(c)(d)	(78.19	)(c)	0
18.48	2.67	428	0.60	(c)(d)	1.93	(c)	81.59	(c)(d)	(79.06	)(c)	0

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations					Distributions to shareholders
	Net asset value, beginning of period	Net investment income		Net realized and unrealized gain (loss)		Total from investment operations	From net investment income	In excess of net investment income	From net realized gains	Total distributions
BOND FUND
For the Six Months Ended April 30, 2004 (Unaudited)
Institutional Shares	$18.73	$0.39	(b)	$(0.18)		$0.21	$(0.44)	$—	$—	$(0.44)
Service Shares	18.74	0.37	(b)	(0.17)		0.20	(0.42)	—	—	(0.42)
For the Year Ended October 31, 2003
Institutional Shares	19.09	0.94	(b)	(0.24)		0.70	(1.06)	—	—	(1.06)
Service Shares	19.10	0.90	(b)	(0.25)		0.65	(1.01)	—	—	(1.01)
For the Year Ended October 31, 2002
Institutional Shares	19.71	1.07	(b)(c)	(0.57	)(c)	0.50	(1.12)	—	—	(1.12)
Service Shares	19.73	1.03	(b)(c)	(0.58	)(c)	0.45	(1.08)	—	—	(1.08)
For the Year Ended October 31, 2001
Institutional Shares	18.33	1.17	(b)	1.44		2.61	(1.21)	(0.02)	—	(1.23)
Service Shares	18.35	1.11	(b)	1.46		2.57	(1.17)	(0.02)	—	(1.19)
For the Year Ended October 31, 2000
Institutional Shares	18.57	1.16	(b)	(0.17)		0.99	(1.19)	—	(0.04)	(1.23)
Service Shares	18.57	1.11	(b)	(0.15)		0.96	(1.14)	—	(0.04)	(1.18)
For the Year Ended October 31, 1999
Institutional Shares	19.84	1.16		(1.04)		0.12	(1.16)	—	(0.23)	(1.39)
Service Shares	19.85	1.11		(1.05)		0.06	(1.11)	—	(0.23)	(1.34)
SHORT-TERM GOVERNMENT FUND
For the Six Months Ended April 30, 2004 (Unaudited)
Institutional Shares	$18.53	$0.25	(b)	$(0.15)		$0.10	$(0.39)	$—	$—	$(0.39)
Service Shares	18.54	0.22	(b)	(0.14)		0.08	(0.37)	—	—	(0.37)
For the Year Ended October 31, 2003
Institutional Shares	19.04	0.51	(b)	(0.22)		0.29	(0.80)	—	—	(0.80)
Service Shares	19.06	0.47	(b)	(0.24)		0.23	(0.75)	—	—	(0.75)
For the Year Ended October 31, 2002
Institutional Shares	19.20	0.83	(b)(d)	(0.05	)(d)	0.78	(0.94)	—	—	(0.94)
Service Shares	19.21	0.78	(b)(d)	(0.04	)(d)	0.74	(0.89)	—	—	(0.89)
For the Year Ended October 31, 2001
Institutional Shares	18.10	1.03	(b)	1.10		2.13	(1.03)	—	—	(1.03)
Service Shares	18.11	0.98	(b)	1.10		2.08	(0.98)	—	—	(0.98)
For the Year Ended October 31, 2000
Institutional Shares	18.06	1.03	(b)	0.04		1.07	(1.03)	—	—	(1.03)
Service Shares	18.07	0.98	(b)	0.05		1.03	(0.99)	—	—	(0.99)
For the Year Ended October 31, 1999
Institutional Shares	18.78	1.04		(0.71)		0.33	(1.04)	—	(0.01)	(1.05)
Service Shares	18.79	1.00		(0.72)		0.28	(0.99)	—	(0.01)	(1.00)
(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(b)	Calculated based on average shares outstanding methodology.
(c)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.05, increase net realized and unrealized gains and losses per share by $0.05, and decrease the ratio of net investment income to average net assets with and without expense reductions by 0.26% for each class. Per share ratios and supplemental data for years prior to November 1, 2001 have not been restated to reflect this change in presentation.
(d)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.09, increase net realized and unrealized gains and losses per share by $0.09, and decrease the ratio of net investment income to average net assets with and without expense reductions by 0.46% for each class. Per share ratios and supplemental data for years prior to November 1, 2001 have not been restated to reflect this change in presentation.
(e)	Annualized.

66	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$18.50	1.13%	$630,941	0.81	%(e)	4.20	%(e)	0.83	%(e)	4.18	%(e)	23%
18.52	1.06	989	1.06	(e)	3.96	(e)	1.08	(e)	3.94	(e)	23

18.73	3.71	650,903	0.79		4.97		0.81		4.95		26
18.74	3.45	1,165	1.04		4.72		1.06		4.70		26

19.09	2.69	728,021	0.72		5.59	(c)	0.74		5.57	(c)	34
19.10	2.38	1,371	0.97		5.34	(c)	0.99		5.32	(c)	34

19.71	14.70	744,329	0.73		6.12		0.75		6.10		30
19.73	14.41	1,299	0.98		5.86		1.00		5.84		30

18.33	5.59	325,732	0.81		6.38		0.81		6.38		26
18.35	5.44	1,181	1.06		6.10		1.06		6.10		26

18.57	0.59	374,121	0.81		6.05		0.81		6.05		16
18.57	0.29	1,180	1.06		5.80		1.06		5.80		16

$18.24	0.55%	$252,299	0.68	%(e)	2.68	%(e)	0.83	%(e)	2.53	%(e)	40%
18.25	0.42	2,095	0.93	(e)	2.44	(e)	1.08	(e)	2.29	(e)	40

18.53	1.52	259,936	0.68		2.73		0.81		2.60		34
18.54	1.22	2,867	0.93		2.49		1.06		2.36		34

19.04	4.21	184,246	0.68		4.41	(d)	0.82		4.27	(d)	15
19.06	4.00	2,159	0.93		4.16	(d)	1.07		4.02	(d)	15

19.20	12.07	117,813	0.68		5.54		0.89		5.33		40
19.21	11.79	1,931	0.93		5.26		1.14		5.05		40

18.10	6.15	81,484	0.68		5.72		0.92		5.48		39
18.11	5.89	1,043	0.93		5.47		1.17		5.23		39

18.06	1.83	116,163	0.68		5.65		0.92		5.41		10
18.07	1.57	1,022	0.93		5.46		1.17		5.22		10

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
	Net asset value, beginning of period	Net investment income		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
NATIONAL TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, 2004 (Unaudited)
Institutional Shares	$19.74	$0.35	(b)	$(0.25)	$0.10	$(0.35)	$(0.31)	$(0.66)
Service Shares	19.74	0.33	(b)	(0.24)	0.09	(0.33)	(0.31)	(0.64)
For the Year Ended October 31, 2003
Institutional Shares	19.68	0.73	(b)	0.22	0.95	(0.73)	(0.16)	(0.89)
Service Shares	16.68	0.70	(b)	0.20	0.90	(0.68)	(0.16)	(0.84)
For the Year Ended October 31, 2002
Institutional Shares	19.69	0.76	(b)(d)	0.24 (d)	1.00	(0.76)	(0.25)	(1.01)
Service Shares	19.69	0.71	(b)(d)	0.24 (d)	0.95	(0.71)	(0.25)	(0.96)
For the Year Ended October 31, 2001
Institutional Shares	18.73	0.81	(b)	0.96	1.77	(0.81)	—	(0.81)
Service Shares (commenced December 26, 2000)	19.08	0.66	(b)	0.61	1.27	(0.66)	—	(0.66)
For the Year Ended October 31, 2000
Institutional Shares	18.24	0.78	(b)	0.51	1.29	(0.79)	(0.01)	(0.80)
For the Year Ended October 31, 1999
Institutional Shares	19.33	0.74		(0.93)	(0.19)	(0.74)	(0.16)	(0.90)

MISSOURI TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, 2004 (Unaudited)
Institutional Shares	$19.73	$0.35	(b)	$(0.25)	$0.10	$(0.35)	$(0.04)	$(0.39)
Service Shares	19.75	0.33	(b)	(0.26)	0.07	(0.33)	(0.04)	(0.37)
For the Year Ended October 31, 2003
Institutional Shares	19.68	0.72	(b)	0.15	0.87	(0.72)	(0.10)	(0.82)
Service Shares	19.69	0.67	(b)	0.16	0.83	(0.67)	(0.10)	(0.77)
For the Year Ended October 31, 2002
Institutional Shares	19.45	0.75	(b)(d)	0.26 (d)	1.01	(0.75)	(0.03)	(0.78)
Service Shares	19.45	0.69	(b)(d)	0.28 (d)	0.97	(0.70)	(0.03)	(0.73)
For the Year Ended October 31, 2001
Institutional Shares	18.53	0.80	(b)	0.92	1.72	(0.80)	—	(0.80)
Service Shares (commenced December 26, 2000)	18.87	0.65	(b)	0.58	1.23	(0.65)	—	(0.65)
For the Year Ended October 31, 2000
Institutional Shares	18.07	0.78	(b)	0.46	1.24	(0.78)	—	(0.78)
For the Year Ended October 31, 1999
Institutional Shares	19.07	0.73		(0.90)	(0.17)	(0.73)	(0.10)	(0.83)
(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that the shareholder would pay on capital gains or other taxable distributions or the redemption of fund shares.
(b)	Calculated based on average shares outstanding methodology.
(c)	Annualized.
(d)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was an impact of less than $0.01 to net investment income, net realized and unrealized gains and losses, and an increase to the ratio of net investment income to average net assets with and without expense reductions by 0.02%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

68	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$19.18	0.47%	$170,956	0.70	%(c)	3.60	%(c)	0.84	%(c)	3.46	%(c)	15%
19.19	0.42	5	0.95	(c)	3.39	(c)	1.09	(c)	3.25	(c)	15

19.74	4.88	175,427	0.70		3.69		0.82		3.57		57
19.74	4.64	5	0.95		3.52		1.07		3.40		57

19.68	5.30	174,059	0.70		3.93	(d)	0.77		3.86	(d)	42
19.68	5.05	23	0.95		3.70	(d)	1.02		3.63	(d)	42

19.69	9.62	180,437	0.70		4.25		0.81		4.14		55
19.69	6.78	19	0.95	(c)	3.26	(c)	1.06	(c)	3.15	(c)	55

18.73	7.17	40,753	0.70		4.23		0.94		3.99		56

18.24	(1.08)	40,243	0.70		3.90		0.93		3.67		35

$19.44	0.51%	$178,760	0.65	%(c)	3.59	%(c)	0.83	%(c)	3.41	%(c)	9%
19.45	0.33	1,225	0.90	(c)	3.34	(c)	1.08	(c)	3.16	(c)	9

19.73	4.50	183,240	0.65		3.64		0.81		3.48		16
19.75	4.29	1,252	0.90		3.39		1.06		3.23		16

19.68	5.31	164,365	0.65		3.88	(d)	0.78		3.75	(d)	20
19.69	5.10	893	0.90		3.58	(d)	1.03		3.45	(d)	20

19.45	9.43	141,608	0.65		4.20		0.82		4.03		21
19.45	6.60	184	0.90	(c)	3.27	(c)	1.07	(c)	3.10	(c)	21

18.53	7.05	38,448	0.65		4.29		0.95		4.09		29

18.07	(0.95)	42,641	0.65		3.91		0.92		3.64		21

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations					Distributions to shareholders
	Net asset value, beginning of period	Net investment income(b)		Net realized and unrealized gain (loss)		Total from investment operations	From net investment income	From net realized gains	Total distributions
KANSAS TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, 2004 (Unaudited)
Institutional Shares	$19.19	$0.34		$(0.24)		$0.10	$(0.34)	$(0.03)	$(0.37)
Service Shares	19.19	0.32		(0.24)		0.08	(0.32)	(0.03)	(0.35)
For the Year Ended October 31, 2003
Institutional Shares	19.03	0.67		0.18		0.85	(0.66)	(0.03)	(0.69)
Service Shares	19.03	0.62		0.18		0.80	(0.61)	(0.03)	(0.64)
For the Year Ended October 31, 2002
Institutional Shares	18.75	0.67	(d)	0.28	(d)	0.95	(0.67)	— (e)	(0.67)
Service Shares	18.75	0.62	(d)	0.29	(d)	0.91	(0.63)	— (e)	(0.63)
For the Period Ended October 31, 2001
Institutional Shares (commenced December 26, 2000)	18.00	0.62		0.75		1.37	(0.62)	—	(0.62)
Service Shares (commenced December 26, 2000)	18.00	0.58		0.75		1.33	(0.58)	—	(0.58)
(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that the shareholder would pay on capital gains or other taxable distributions or the redemption of fund shares.
(b)	Calculated based on average shares outstanding methodology.
(c)	Annualized.
(d)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was an impact of less than $0.01 to net investment income, net realized and unrealized gains and losses, and an increase to the ratio of net investment income to average net assets with and without expense reductions by 0.02%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(e)	Amount is less than $0.005 per share.

70	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$18.92	0.51%	$69,986	0.65	%(c)	3.54	%(c)	0.92	%(c)	3.27	%(c)	1%
18.92	0.39	2,120	0.90	(c)	3.28	(c)	1.17	(c)	3.01	(c)	1

19.19	4.52	69,150	0.65		3.47		0.90		3.22		10
19.19	4.26	2,176	0.90		3.21		1.15		3.96		10

19.03	5.23	63,079	0.65		3.61	(d)	0.90		3.36	(d)	8
19.03	4.97	2,121	0.90		3.35	(d)	1.15		3.10	(d)	8

18.75	7.72	44,432	0.65	(c)	4.01	(c)	1.11	(c)	3.55	(c)	10
18.75	7.50	1,487	0.90	(c)	3.22	(c)	1.36	(c)	2.76	(c)	10

INVESTMENT ADVISER

Commerce Investment Advisors, Inc.

INVESTMENT SUB-ADVISER,

INTERNATIONAL EQUITY FUND

Bank of Ireland Asset Management (U.S.) Ltd.

75 Holly Hill Lane

Greenwich, Connecticut 06830

CUSTODIAN

State Street Bank & Trust Company

225 Franklin Street

Boston, Massachusetts 02110

TRANSFER AGENT

Boston Financial Data Services, Inc.

330 W. 9th

3rd Floor

Kansas City, Missouri 64105

DISTRIBUTOR

Goldman, Sachs & Co.

32 Old Slip

New York, New York 10005

ADMINISTRATOR

Goldman Sachs Asset Management

32 Old Slip

New York, New York 10005

INDEPENDENT AUDITORS

KPMG LLP

99 High Street

Boston, Massachusetts 02110

LEGAL COUNSEL

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, Pennsylvania 19103-6996

This Semi-Annual Report contains facts concerning The Commerce Funds’ objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

A description of the policies and procedures that the Commerce Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request by calling 1-800-995-6365 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, N.A., which receives a fee for its services. The Commerce Funds are distributed by Goldman, Sachs & Co.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

The Commerce Funds

Trustees

J. Eric Helsing, Chairman

Randall D. Barron

David L. Bodde

Martin E. Galt III

Charles W. Peffer

Warren W. Weaver

Officers

Warren W. Weaver, President

Larry Franklin, Chief Executive Officer

William Schuetter, Vice President

Joseph Reece, Vice President

Peter W. Fortner, Treasurer

Philip V. Giuca Jr., Assistant Treasurer

Diana E. McCarthy, Secretary

Howard B. Surloff, Assistant Secretary

922 Walnut

Fourth Floor

Kansas City, Missouri 64106

www.commercefunds.com

1-800-995-6365

CB 5026

6/04

commerce funds

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not Applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS

(a)(1)	Exhibit 99. CODE	Not applicable.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

(b)(1)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Larry E. Franklin
Larry E. Franklin
Chief Executive Officer

July 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Larry E. Franklin
Larry E. Franklin
Chief Executive Officer of
The Commerce Funds

July 9, 2004

/s/ Peter W. Fortner
Peter W. Fortner
Treasurer of
The Commerce Funds

July 9, 2004